UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Life Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
2,189	*,e	Tesla Motors, Inc	$609,199

		TOTAL AUTOMOBILES & COMPONENTS	609,199

BANKS - 2.2%
45,836		Bank of America Corp	1,081,271
8,573		JPMorgan Chase & Co	753,052

		TOTAL BANKS	1,834,323

CAPITAL GOODS - 3.7%
1,512		General Dynamics Corp	283,046
3,319		Northrop Grumman Corp	789,391
5,392		Parker Hannifin Corp	864,445
2,471		Rockwell Automation, Inc	384,760
3,728		Roper Industries, Inc	769,795

		TOTAL CAPITAL GOODS	3,091,437

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
17,752	*	IHS Markit Ltd	744,696
19,550		Nielsen NV	807,611

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,552,307

CONSUMER DURABLES & APPAREL - 1.7%
25,364		Nike, Inc (Class B)	1,413,536

		TOTAL CONSUMER DURABLES & APPAREL	1,413,536

CONSUMER SERVICES - 3.8%
12,178		Marriott International, Inc (Class A)	1,146,924
17,086		MGM Resorts International	468,157
26,457		Starbucks Corp	1,544,824

		TOTAL CONSUMER SERVICES	3,159,905

DIVERSIFIED FINANCIALS - 2.9%
3,817		Ameriprise Financial, Inc	494,989
21,322		Charles Schwab Corp	870,151
6,261		CME Group, Inc	743,807
6,297		TD Ameritrade Holding Corp	244,701

		TOTAL DIVERSIFIED FINANCIALS	2,353,648

ENERGY - 1.9%
5,245	*	Concho Resources, Inc	673,143
8,808		EOG Resources, Inc	859,221

		TOTAL ENERGY	1,532,364

FOOD, BEVERAGE & TOBACCO - 3.0%
6,041		Costco Wholesale Corp	1,013,015
18,142	*	Monster Beverage Corp	837,616
7,144		Pinnacle Foods, Inc	413,423
4,013		Unilever plc (ADR)	198,002

		TOTAL FOOD, BEVERAGE & TOBACCO	2,462,056

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
16,191	*	Cerner Corp	$952,840
1,763	*	Edwards Lifesciences Corp	165,845
1,515	*	Intuitive Surgical, Inc	1,161,202
11,442		UnitedHealth Group, Inc	1,876,603

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,156,490

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
16,094		Estee Lauder Cos (Class A)	1,364,610

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,364,610

MATERIALS - 2.4%
10,814		Monsanto Co	1,224,145
2,500		Sherwin-Williams Co	775,475

		TOTAL MATERIALS	1,999,620

MEDIA - 4.9%
9,910		CBS Corp (Class B)	687,357
44,132		Comcast Corp (Class A)	1,658,922
14,577		Walt Disney Co	1,652,886

		TOTAL MEDIA	3,999,165

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
2,918		Agilent Technologies, Inc	154,275
1,838	*	Alexion Pharmaceuticals, Inc	222,839
4,892		Allergan plc	1,168,797
1,709	*	Biogen Idec, Inc	467,275
2,321	*	BioMarin Pharmaceutical, Inc	203,737
4,451		Bristol-Myers Squibb Co	242,045
10,072	*	Celgene Corp	1,253,259
7,232		Eli Lilly & Co	608,284
2,728	*	Illumina, Inc	465,506
2,883		Ipsen	288,248
2,869	*	Jazz Pharmaceuticals plc	416,378
907		Lonza Group AG.	171,442
923	*	Vertex Pharmaceuticals, Inc	100,930
23,154		Zoetis, Inc	1,235,729

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,998,744

RETAILING - 9.1%
3,559	*	Amazon.com, Inc	3,155,196
6,375		Expedia, Inc	804,334
9,614		Home Depot, Inc	1,411,623
8,349	*	NetFlix, Inc	1,234,066
501	*	Priceline.com, Inc	891,765

		TOTAL RETAILING	7,496,984

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
22,808	*	Advanced Micro Devices, Inc	331,856
10,258		Broadcom Ltd	2,246,092
4,242		Lam Research Corp	544,503
13,265	*	Micron Technology, Inc	383,359
8,065		NVIDIA Corp	878,520

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,384,330

SOFTWARE & SERVICES - 33.5%
18,199		Activision Blizzard, Inc	907,402
22,366	*	Adobe Systems, Inc	2,910,488
2,209	*	Alphabet, Inc (Class A)	1,872,790
3,643	*	Alphabet, Inc (Class C)	3,022,087

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

10,965		Automatic Data Processing, Inc	$1,122,706
23,829	*	Facebook, Inc	3,384,909
1,083	*	Gartner, Inc	116,953
8,025	*	IAC/InterActiveCorp	591,603
21,131		Intuit, Inc	2,450,985
10,786		MasterCard, Inc (Class A)	1,213,101
56,688		Microsoft Corp	3,733,472
17,884	*	PayPal Holdings, Inc	769,370
6,166	*	Red Hat, Inc	533,359
19,926	*	salesforce.com, Inc	1,643,696
3,396	*,g	Scout24 AG.	113,383
2,738	*	ServiceNow, Inc	239,493
21,199		Tencent Holdings Ltd	610,733
26,575		Visa, Inc (Class A)	2,361,720

		TOTAL SOFTWARE & SERVICES	27,598,250

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
23,932		Apple, Inc	3,438,071
15,962	*	Ciena Corp	376,863
1,588	*	Lumentum Holdings, Inc	84,720
3,057	*	Palo Alto Networks, Inc	344,462

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,244,116

TELECOMMUNICATION SERVICES - 1.0%
12,634	*	T-Mobile US, Inc	816,030

		TOTAL TELECOMMUNICATION SERVICES	816,030

TRANSPORTATION - 1.6%
1,277		FedEx Corp	249,206
9,930		Union Pacific Corp	1,051,786

		TOTAL TRANSPORTATION	1,300,992

		TOTAL COMMON STOCKS (Cost $58,315,807)	82,368,106

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
407,673	c	State Street Navigator Securities Lending Government Money Market Portfolio	407,673

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	407,673

		TOTAL SHORT-TERM INVESTMENTS (Cost $407,673)	407,673

		TOTAL INVESTMENTS - 100.3% (Cost $58,723,480)	82,775,779
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(223,690)

		NET ASSETS - 100.0%	$82,552,089

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $400,195.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $113,383 or 0.1% of net assets.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
5,316	n	Delphi Automotive plc	$427,885

		TOTAL AUTOMOBILES & COMPONENTS	427,885

BANKS - 8.0%
47,252		Banca Intesa S.p.A.	128,530
106,125		Bank of America Corp	2,503,489
14,308		Citigroup, Inc	855,905
23,011	n	Citizens Financial Group, Inc	795,030
6,799		Comerica, Inc	466,276
23,452		Huntington Bancshares, Inc	314,022
48,007		ING Groep NV	725,110
30,181		JPMorgan Chase & Co	2,651,099
21,902		Wells Fargo & Co	1,219,065
20,970		Zions Bancorporation	880,740

		TOTAL BANKS	10,539,266

CAPITAL GOODS - 8.4%
6,723		AGCO Corp	404,590
8,496	*	Caesarstone Sdot-Yam Ltd	307,980
3,444		Carlisle Cos, Inc	366,476
8,606		Caterpillar, Inc	798,293
27,254		CNH Industrial NV (NYSE)	262,729
3,968		Equifax, Inc	542,584
5,657		Fortive Corp	340,665
3,941		General Dynamics Corp	737,755
45,066	n	General Electric Co	1,342,967
11,000	n	Honeywell International, Inc	1,373,570
13,758		Kennametal, Inc	539,726
8,497		Paccar, Inc	570,998
6,456		Parker Hannifin Corp	1,035,026
6,599		Raytheon Co	1,006,347
3,428		Rockwell Automation, Inc	533,774
2,044		W.W. Grainger, Inc	475,761
3,883	*,n	WABCO Holdings, Inc	455,942

		TOTAL CAPITAL GOODS	11,095,183

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
11,792		Waste Management, Inc	859,873

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	859,873

CONSUMER DURABLES & APPAREL - 2.3%
3,216		Coach, Inc	132,917
6,304		DR Horton, Inc	209,986
26,585		Mattel, Inc	680,842
2,886	*	Mohawk Industries, Inc	662,308
5,492		Phillips-Van Heusen Corp	568,257
10,205		Sony Corp	344,403
14,956	*,g	Spin Master Corp	435,123

		TOTAL CONSUMER DURABLES & APPAREL	3,033,836

CONSUMER SERVICES - 1.5%
5,518		Marriott International, Inc (Class A)	519,685
25,998		MGM Resorts International	712,345
9,709	*,n	Norwegian Cruise Line Holdings Ltd	492,538

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

491		Red Rock Resorts, Inc	$10,890
2,332		Wynn Resorts Ltd	267,271

		TOTAL CONSUMER SERVICES	2,002,729

DIVERSIFIED FINANCIALS - 2.7%
9,034		American Express Co	714,680
16,162		Blackstone Group LP	480,012
5,363		CME Group, Inc	637,124
28,912		Morgan Stanley	1,238,590
6,009		Northern Trust Corp	520,259

		TOTAL DIVERSIFIED FINANCIALS	3,590,665

ENERGY - 6.9%
26,531		Cenovus Energy, Inc	299,800
10,907		Chevron Corp	1,171,085
7,745	*,n	Concho Resources, Inc	993,993
20,175	*	Continental Resources, Inc	916,348
6,453		Delek US Holdings, Inc	156,614
5,686	*	Diamondback Energy, Inc	589,724
11,179		Enterprise Products Partners LP	308,652
14,525		EOG Resources, Inc	1,416,914
9,938		Exxon Mobil Corp	815,015
12,195		Oceaneering International, Inc	330,241
17,187	*	Parsley Energy, Inc	558,749
12,987	*	RSP Permian, Inc	538,052
7,802	n	Schlumberger Ltd	609,336
33,112	*	WPX Energy, Inc	443,370

		TOTAL ENERGY	9,147,893

FOOD, BEVERAGE & TOBACCO - 6.9%
5,317	n	Coca-Cola European Partners plc (Class A)	200,398
16,447		ConAgra Foods, Inc	663,472
3,918		Constellation Brands, Inc (Class A)	634,990
4,984		Costco Wholesale Corp	835,767
4,181		Fresh Del Monte Produce, Inc	247,641
6,465		Hershey Co	706,301
9,132		Kraft Heinz Co	829,277
6,416		Molson Coors Brewing Co (Class B)	614,076
16,514		Mondelez International, Inc	711,423
18,589	*,n	Monster Beverage Corp	858,254
9,713		PepsiCo, Inc	1,086,496
10,817		Philip Morris International, Inc	1,221,239
7,659		Pinnacle Foods, Inc	443,226

		TOTAL FOOD, BEVERAGE & TOBACCO	9,052,560

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
3,952		Anthem, Inc	653,582
13,669		Baxter International, Inc	708,874
40,977	*	Boston Scientific Corp	1,019,098
6,186	n	Cigna Corp	906,187
6,445	*,n	Edwards Lifesciences Corp	606,281
2,806	n	Humana, Inc	578,429
502	*	Intuitive Surgical, Inc	384,768
3,517	*	NuVasive, Inc	262,650
4,803		STERIS plc	333,616
5,885		Universal Health Services, Inc (Class B)	732,388
3,142	*	WellCare Health Plans, Inc	440,540

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,626,413

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
4,768	*	Central Garden & Pet Co	176,750
1,915		Clorox Co	258,199
8,882		Colgate-Palmolive Co	650,074

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

2,038		L’Oreal S.A.	$391,984
18,268		Procter & Gamble Co	1,641,380

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,118,387

INSURANCE - 2.4%
6,392	*	Berkshire Hathaway, Inc (Class B)	1,065,419
9,818		Chubb Ltd	1,337,702
12,265		Lincoln National Corp	802,744

		TOTAL INSURANCE	3,205,865

MATERIALS - 3.8%
3,147		Akzo Nobel NV	260,520
24,898		Dow Chemical Co	1,582,019
4,508		Eagle Materials, Inc	437,907
7,777		FMC Corp	541,201
12,024		International Paper Co	610,579
1,877	n	Praxair, Inc	222,612
18,283		Teck Resources Ltd	400,398
17,602	n	United States Steel Corp	595,124
5,314		WR Grace & Co	370,439

		TOTAL MATERIALS	5,020,799

MEDIA - 3.6%
10,010		CBS Corp (Class B)	694,294
46,887		Comcast Corp (Class A)	1,762,482
20,978		Viacom, Inc (Class B)	977,994
12,260		Walt Disney Co	1,390,162

		TOTAL MEDIA	4,824,932

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
3,731		Allergan plc	891,411
17,498		AstraZeneca plc (ADR)	544,888
4,987	*,n	BioMarin Pharmaceutical, Inc	437,759
11,262	n	Bristol-Myers Squibb Co	612,427
9,864	*,n	Celgene Corp	1,227,378
5,623	*,n	Clovis Oncology, Inc	358,016
19,574	n	Eli Lilly & Co	1,646,369
14,417	*	H Lundbeck AS	669,143
2,892	*,n	Incyte Corp	386,574
7,584		Ipsen	758,264
3,144	*	Jazz Pharmaceuticals plc	456,289
25,125		Merck & Co, Inc	1,596,442
30,831		Pfizer, Inc	1,054,728
4,559	*	Seattle Genetics, Inc	286,579
2,153	*,n	TESARO, Inc	331,282
2,197	*	Vertex Pharmaceuticals, Inc	240,242
9,482		Zoetis, Inc	506,054

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,003,845

REAL ESTATE - 0.7%
5,714	n	Crown Castle International Corp	539,687
9,692		Weyerhaeuser Co	329,334

		TOTAL REAL ESTATE	869,021

RETAILING - 5.9%
3,307	*	Amazon.com, Inc	2,931,788
2,933	*	ASOS plc	221,804
13,943		Home Depot, Inc	2,047,251
9,437		Industria De Diseno Textil S.A.	332,339
62,230	*,n	JC Penney Co, Inc	383,337
4,578	*,n	NetFlix, Inc	676,674

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

217	*	Priceline.com, Inc	$386,253
2,735	*	Ulta Salon Cosmetics & Fragrance, Inc	780,104

		TOTAL RETAILING	7,759,550

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
4,962		Analog Devices, Inc	406,636
26,620		Applied Materials, Inc	1,035,518
4,827		Broadcom Ltd	1,056,920
43,753	*	Imagination Technologies Group plc	147,050
13,233		Intel Corp	477,314
8,004		Microchip Technology, Inc	590,535
12,053	*	Micron Technology, Inc	348,332
7,455	*	Microsemi Corp	384,156
2,890	n	Monolithic Power Systems, Inc	266,169
8,663	n	NVIDIA Corp	943,661
8,189		Xilinx, Inc	474,061

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,130,352

SOFTWARE & SERVICES - 13.0%
3,660	*,n	Adobe Systems, Inc	476,276
3,917	*	Alphabet, Inc (Class C)	3,249,387
7,153	*	CyberArk Software Ltd	363,873
14,026	*	Facebook, Inc	1,992,393
2,730	*	IAC/InterActiveCorp	201,255
51,412		Microsoft Corp	3,385,995
1,515	*,n	MicroStrategy, Inc (Class A)	284,517
21,607		Oracle Corp	963,888
13,252	*	PayPal Holdings, Inc	570,101
5,314	*	PTC, Inc	279,251
14,437	*	salesforce.com, Inc	1,190,908
3,826	*	ServiceNow, Inc	334,660
26,326		Symantec Corp	807,682
10,022	*	Take-Two Interactive Software, Inc	594,004
17,356		Tencent Holdings Ltd	500,018
13,690		Visa, Inc (Class A)	1,216,630
6,256	*,e	VMware, Inc (Class A)	576,428
6,784	*,n	Yelp, Inc	222,176

		TOTAL SOFTWARE & SERVICES	17,209,442

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
38,631		Apple, Inc	5,549,729
15,540	*,n	Ciena Corp	366,899
29,396		Cisco Systems, Inc	993,585
2,783		Cognex Corp	233,633
13,215	*	Flextronics International Ltd	222,012
5,105	*,n	Itron, Inc	309,873
4,068		National Instruments Corp	132,454
30,519	*	Oclaro, Inc	299,697
4,382	*	Orbotech Ltd	141,319
14,020	*	Pure Storage, Inc	137,817
3,221	n	Universal Display Corp	277,328
22,998	*	Viavi Solutions, Inc	246,539

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,910,885

TELECOMMUNICATION SERVICES - 2.1%
47,130		AT&T, Inc	1,958,252
12,980	*	T-Mobile US, Inc	838,378

		TOTAL TELECOMMUNICATION SERVICES	2,796,630

TRANSPORTATION - 1.4%
21,351	n	CSX Corp	993,889
7,575		DSV AS	391,802

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

6,045	*,n	Genesee & Wyoming, Inc (Class A)	$410,214

		TOTAL TRANSPORTATION	1,795,905

UTILITIES - 1.5%
7,184		American Water Works Co, Inc	558,700
7,138	n	NextEra Energy, Inc	916,305
4,700		Sempra Energy	519,350

		TOTAL UTILITIES	1,994,355

		TOTAL COMMON STOCKS (Cost $96,124,671)	132,016,271

PURCHASED OPTIONS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
700		Sprouts Farmers Market Inc	805

		TOTAL FOOD & STAPLES RETAILING	805

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,100		Edwards Lifesciences Corp	2,343

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,343

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
500		Church & Dwight Co Inc	475

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	475

MATERIALS - 0.0%
1,300		Monsanto Co	9,230

		TOTAL MATERIALS	9,230

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,100		Bristol-Myers Squibb Co	1,650
1,000		Celgene Corp	12,650

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14,300

RETAILING - 0.0%
600		NetFlix, Inc	1,158

		TOTAL RETAILING	1,158

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
900		Ciena Corp	747

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	747

		TOTAL PURCHASED OPTIONS (Cost $28,695)	29,058

TIAA-CREF LIFE FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.2%
$ 300,000		Federal Home Loan Bank (FHLB)	0.500%	04/03/17	$300,000

					300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
581,134	c	State Street Navigator Securities Lending Government Money Market Portfolio			581,134

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			581,134

		TOTAL SHORT-TERM INVESTMENTS (Cost $881,126)			881,134

		TOTAL INVESTMENTS - 100.3% (Cost $97,034,492)			132,926,463
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(462,637)

		NET ASSETS - 100.0%			$132,463,826

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $574,216.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $435,123 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.6%
12,340		Ford Motor Co	$143,637
15,537	*	Peugeot S.A.	312,255

		TOTAL AUTOMOBILES & COMPONENTS	455,892

BANKS - 12.3%
109,108		Banca Intesa S.p.A.	296,785
88,132		Bank of America Corp	2,079,034
26,582		Citigroup, Inc	1,590,135
7,224		Citizens Financial Group, Inc	249,589
7,357		Comerica, Inc	504,543
6,848		Hilltop Holdings, Inc	188,115
4,582		Huntington Bancshares, Inc	61,353
13,060		JPMorgan Chase & Co	1,147,190
34,538		Regions Financial Corp	501,837
11,929		TCF Financial Corp	203,032
35,435		Wells Fargo & Co	1,972,312
12,497		Zions Bancorporation	524,874

		TOTAL BANKS	9,318,799

CAPITAL GOODS - 7.5%
3,651		Ametek, Inc	197,446
2,322		Caterpillar, Inc	215,389
13,592	*	Colfax Corp	533,622
3,853		Dover Corp	309,588
5,403		Eaton Corp	400,632
10,515		Fortive Corp	633,213
27,634		General Electric Co	823,493
2,110	*	Herc Holdings, Inc	103,158
2,434		L3 Technologies, Inc	402,316
6,503		Masco Corp	221,037
5,313	*	SPX Corp	128,840
8,697	*	SPX FLOW, Inc	301,873
13,812		Terex Corp	433,697
19,634		Triumph Group, Inc	505,576
2,916		United Technologies Corp	327,204
3,557	*	USG Corp	113,113

		TOTAL CAPITAL GOODS	5,650,197

CONSUMER DURABLES & APPAREL - 1.7%
44,101		Cyrela Brazil Realty S.A.	186,513
17,010		Mattel, Inc	435,626
14,367		Pulte Homes, Inc	338,343
2,701		Sony Corp	91,155
6,969		Sony Corp (ADR)	235,064

		TOTAL CONSUMER DURABLES & APPAREL	1,286,701

CONSUMER SERVICES - 2.4%
6,489		Carnival Corp	382,267
14,500		Extended Stay America, Inc	231,130
11,892		MGM Resorts International	325,841
8,527		Red Rock Resorts, Inc	189,129
9,680		Restaurant Brands International, Inc	539,563
1,841		Wyndham Worldwide Corp	155,178

		TOTAL CONSUMER SERVICES	1,823,108

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.9%
4,299		American Express Co	$340,094
2,261		Bank of New York Mellon Corp	106,787
1,338		Capital One Financial Corp	115,951
21,683	*	Deutsche Bank AG.	372,752
6,419		Goldman Sachs Group, Inc	1,474,573
4,746		Legg Mason, Inc	171,378
12,796		Morgan Stanley	548,180
11,129		State Street Corp	885,980
12,495		Synchrony Financial	428,579

		TOTAL DIVERSIFIED FINANCIALS	4,444,274

ENERGY - 13.7%
2,733		Anadarko Petroleum Corp	169,446
2,977	*	Arch Coal, Inc	205,234
36	*,e	California Resources Corp	541
65,814		Cenovus Energy, Inc	743,698
10,481		Chevron Corp	1,125,345
2,705	*	Continental Resources, Inc	122,861
148	*	Diamondback Energy, Inc	15,350
13,846		EOG Resources, Inc	1,350,677
10,521		Exxon Mobil Corp	862,827
11,284	*	Jagged Peak Energy, Inc	147,143
26,953	*	Matador Resources Co	641,212
44,441	*,e	MEG Energy Corp	225,238
27,606		Nabors Industries Ltd	360,810
4,327	*	Newfield Exploration Co	159,710
15,469	*	Parsley Energy, Inc	502,897
9,657		Plains All American Pipeline LP	305,258
6,408		Plains GP Holdings LP	200,314
3,727	e	RPC, Inc	68,241
12,041	*	RSP Permian, Inc	498,859
11,219		Schlumberger Ltd	876,204
23,601	*	Transocean Ltd (NYSE)	293,833
103,212	*	Weatherford International Ltd	686,360
22,121		Williams Cos, Inc	654,561
8,895	*	WPX Energy, Inc	119,104

		TOTAL ENERGY	10,335,723

FOOD & STAPLES RETAILING - 1.9%
9,060	*	US Foods Holding Corp	253,499
8,523		Walgreens Boots Alliance, Inc	707,835
6,304		Wal-Mart Stores, Inc	454,392

		TOTAL FOOD & STAPLES RETAILING	1,415,726

FOOD, BEVERAGE & TOBACCO - 6.0%
8,722		ConAgra Foods, Inc	351,846
10,134		Kraft Heinz Co	920,269
4,751		Lamb Weston Holdings, Inc	199,827
747		Molson Coors Brewing Co (Class B)	71,495
28,331		Mondelez International, Inc	1,220,500
9,646		Philip Morris International, Inc	1,089,033
11,633		Pinnacle Foods, Inc	673,202
166		Snyder’s-Lance, Inc	6,691

		TOTAL FOOD, BEVERAGE & TOBACCO	4,532,863

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
30,047		Abbott Laboratories	1,334,387
621		Anthem, Inc	102,701
1,114		Baxter International, Inc	57,772
10,779	*	Boston Scientific Corp	268,074

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

5,145		Cigna Corp	$753,691
2,887	*	Laboratory Corp of America Holdings	414,198
3,096		Medtronic plc	249,414

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,180,237

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
10,535		Procter & Gamble Co	946,570

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	946,570

INSURANCE - 5.6%
4,588		Allstate Corp	373,876
13,873		American International Group, Inc	866,091
4,016	*	Berkshire Hathaway, Inc (Class B)	669,387
5,284		Chubb Ltd	719,945
6,575		Hartford Financial Services Group, Inc	316,060
12,178		Metlife, Inc	643,242
2,892		Principal Financial Group	182,514
2,181		Travelers Cos, Inc	262,898
2,112		W.R. Berkley Corp	149,171

		TOTAL INSURANCE	4,183,184

MATERIALS - 6.7%
410		Acerinox S.A.	5,731
48,637	*	AK Steel Holding Corp	349,700
3,402		Ashland Global Holdings, Inc	421,202
2,384	*	Berry Plastics Group, Inc	115,791
4,051		Dow Chemical Co	257,401
4,024		EI du Pont de Nemours & Co	323,248
26,060		First Quantum Minerals Ltd	276,894
6,135	*	GCP Applied Technologies, Inc	200,308
44,824	*	Louisiana-Pacific Corp	1,112,532
14,168		Olin Corp	465,702
6,235	*	Ramaco Resources, Inc	60,292
23,440		Teck Resources Ltd	513,336
2,947		Westlake Chemical Corp	194,649
10,960		WR Grace & Co	764,021

		TOTAL MATERIALS	5,060,807

MEDIA - 0.6%
1,611		Time Warner, Inc	157,411
5,730		Viacom, Inc (Class B)	267,132

		TOTAL MEDIA	424,543

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
11,959		Agilent Technologies, Inc	632,272
3,949		Allergan plc	943,495
6,418	*	Endo International plc	71,625
8,713		Johnson & Johnson	1,085,204
11,258		Merck & Co, Inc	715,333
6,342	*	Mylan NV	247,275
29,356		Pfizer, Inc	1,004,269

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,699,473

REAL ESTATE - 1.0%
638		AvalonBay Communities, Inc	117,137
4,123		HCP, Inc	128,968
12,832		MGM Growth Properties LLC	347,106
840	*	Quality Care Properties, Inc	15,842
15,915		Washington Prime Group, Inc	138,301

		TOTAL REAL ESTATE	747,354

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 1.3%
37,928	*	Groupon, Inc	$149,057
200,000	*	Hengdeli Holdings Ltd	30,117
82,720	*	JC Penney Co, Inc	509,555
84,400		Via Varejo S.A.	279,572

		TOTAL RETAILING	968,301

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
32,876	*	Advanced Micro Devices, Inc	478,346
58,940		Advanced Semiconductor Engineering, Inc (ADR)	381,931
19,932		Intel Corp	718,947
15,352		Marvell Technology Group Ltd	234,272
6,221	*	Mellanox Technologies Ltd	316,960
4,720	*	Micron Technology, Inc	136,408
3,406		Qualcomm, Inc	195,300
1,960	*	Silicon Motion Technology Corp (ADR)	91,630

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,553,794

SOFTWARE & SERVICES - 3.9%
6,264	*	Conduent, Inc	105,110
6,031	*	Dell Technologies, Inc-VMware Inc	386,466
6,756	*	eBay, Inc	226,799
4,598	*	IAC/InterActiveCorp	338,965
1,368	*	MicroStrategy, Inc (Class A)	256,910
1,238		Nintendo Co Ltd	287,264
18,581		Oracle Corp	828,899
17,369		Symantec Corp	532,881

		TOTAL SOFTWARE & SERVICES	2,963,294

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
1,441		Apple, Inc	207,014
12,983	*	Ciena Corp	306,529
28,088		Cisco Systems, Inc	949,374
4,470		Corning, Inc	120,690
8,150		Hewlett Packard Enterprise Co	193,155
12,993		HP, Inc	232,315
13,452	*	Infinera Corp	137,614
8,246		Juniper Networks, Inc	229,486
28,593		Nokia Corp	154,974
3,025		Western Digital Corp	249,653
51,761		Xerox Corp	379,926

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,160,730

TELECOMMUNICATION SERVICES - 3.9%
48,100		AT&T, Inc	1,998,555
19,820		Telephone & Data Systems, Inc	525,428
8,517		Verizon Communications, Inc	415,204

		TOTAL TELECOMMUNICATION SERVICES	2,939,187

TRANSPORTATION - 1.7%
15,994	*,b,m	AMR Corp (Escrow)	160
6,064	*	Kirby Corp	427,815
8,238		Union Pacific Corp	872,569

		TOTAL TRANSPORTATION	1,300,544

UTILITIES - 3.3%
3,120		American Electric Power Co, Inc	209,446
2,887		Duke Energy Corp	236,763
2,199		Edison International	175,062
2,663		Exelon Corp	95,815

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY	VALUE

5,029	FirstEnergy Corp	$160,023
6,012	NextEra Energy, Inc	771,760
4,353	PG&E Corp	288,865
1,226	Sempra Energy	135,473
9,938	Xcel Energy, Inc	441,744

	TOTAL UTILITIES	2,514,951

	TOTAL COMMON STOCKS (Cost $59,693,484)	74,906,252

RIGHTS / WARRANTS - 0.1%

BANKS - 0.1%
21,683	Deutsche Bank AG.	51,814

	TOTAL BANKS	51,814

	TOTAL RIGHTS / WARRANTS (Cost $0)	51,814

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.6%
$450,000		Federal Home Loan Bank (FHLB)	0.500%	04/03/17	450,000

					450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
244,128	c	State Street Navigator Securities Lending Government Money Market Portfolio			244,128

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			244,128

		TOTAL SHORT-TERM INVESTMENTS (Cost $694,115)			694,128

		TOTAL INVESTMENTS - 100.3% (Cost $60,387,599)			75,652,194
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(224,880)

		NET ASSETS - 100.0%			$75,427,314

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $234,620.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

DIVERSIFIED REITS - 1.5%
5,000		iShares Dow Jones US Real Estate Index Fund	$392,450
70,000		Spirit Realty Capital, Inc	709,100

		TOTAL DIVERSIFIED REITS	1,101,550

HEALTH CARE REITS - 5.3%
35,000		HCP, Inc	1,094,800
40,000		Healthcare Trust of America, Inc	1,258,400
10,000		Ventas, Inc	650,400
13,000		Welltower, Inc	920,660

		TOTAL HEALTH CARE REITS	3,924,260

HOTEL & RESORT REITS - 4.3%
45,000		DiamondRock Hospitality Co	501,750
35,000		Host Marriott Corp	653,100
15,000		MGM Growth Properties LLC	405,750
22,000		Park Hotels & Resorts, Inc	564,740
65,000		Sunstone Hotel Investors, Inc	996,450

		TOTAL HOTEL & RESORT REITS	3,121,790

INDUSTRIAL REITS - 9.9%
25,000		Duke Realty Corp	656,750
48,000		Prologis, Inc	2,490,240
145,000		Rexford Industrial Realty, Inc	3,265,400
32,000		Terreno Realty Corp	896,000

		TOTAL INDUSTRIAL REITS	7,308,390

IT CONSULTING & OTHER SERVICES - 1.0%
18,000	*	InterXion Holding NV	712,080

		TOTAL IT CONSULTING & OTHER SERVICES	712,080

MORTGAGE REITS - 0.8%
25,000		Starwood Property Trust, Inc	564,500

		TOTAL MORTGAGE REITS	564,500

OFFICE REITS - 14.4%
7,450		Alexandria Real Estate Equities, Inc	823,374
26,000		Boston Properties, Inc	3,442,660
35,000		Hudson Pacific Properties	1,212,400
24,000		Kilroy Realty Corp	1,729,920
25,000		SL Green Realty Corp	2,665,500
7,000		Vornado Realty Trust	702,170

		TOTAL OFFICE REITS	10,576,024

REAL ESTATE SERVICES - 0.9%
30,000		Kennedy-Wilson Holdings, Inc	666,000

		TOTAL REAL ESTATE SERVICES	666,000

RESIDENTIAL REITS - 18.4%
25,000		American Homes 4 Rent	574,000
35,000		Apartment Investment & Management Co (Class A)	1,552,250
5,000		AvalonBay Communities, Inc	918,000
33,150		Colony Starwood Homes	1,125,443

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

22,000		Equity Lifestyle Properties, Inc	$1,695,320
40,000		Equity Residential	2,488,800
7,000		Essex Property Trust, Inc	1,620,710
15,000	*	Invitation Homes, Inc	327,450
8,000		Mid-America Apartment Communities, Inc	813,920
90,000		Monogram Residential Trust, Inc	897,300
19,000		Sun Communities, Inc	1,526,270

		TOTAL RESIDENTIAL REITS	13,539,463

RETAIL REITS - 15.0%
10,000		Agree Realty Corp	479,600
15,000		Federal Realty Investment Trust	2,002,500
65,000		GGP, Inc	1,506,700
12,000		Realty Income Corp	714,360
23,500		Regency Centers Corp	1,560,165
50,000		Retail Opportunities Investment Corp	1,051,500
20,000		Retail Properties of America, Inc	288,400
20,000		Simon Property Group, Inc	3,440,600

		TOTAL RETAIL REITS	11,043,825

SPECIALIZED REITS - 26.8%
30,000		American Tower Corp	3,646,200
34,000		Crown Castle International Corp	3,211,300
35,000		CyrusOne, Inc	1,801,450
7,000		Digital Realty Trust, Inc	744,730
8,000		Equinix, Inc	3,202,960
15,000		Extra Space Storage, Inc	1,115,850
38,000		Four Corners Property Trust, Inc	867,540
8,000		Gaming and Leisure Properties, Inc	267,360
35,000		National Storage Affiliates Trust	836,500
8,000		Public Storage, Inc	1,751,280
23,000		QTS Realty Trust, Inc	1,121,250
35,000		Weyerhaeuser Co	1,189,300

		TOTAL SPECIALIZED REITS	19,755,720

		TOTAL COMMON STOCKS (Cost $55,957,467)	72,313,602

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.5%
$ 1,050,000	Federal Home Loan Bank (FHLB)	0.500%	04/03/17	1,050,000

				1,050,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,049,971)			1,050,000

	TOTAL INVESTMENTS - 99.8% (Cost $57,007,438)			73,363,602
	OTHER ASSETS & LIABILITIES, NET - 0.2%			169,514

	NET ASSETS - 100.0%			$73,533,116

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS – 100.0%

AUTOMOBILES & COMPONENTS - 1.5%
5,540		Cooper Tire & Rubber Co	$245,699
2,400		LCI Industries, Inc	239,520
3,409		Tenneco, Inc	212,790
1,270		Visteon Corp	124,396

		TOTAL AUTOMOBILES & COMPONENTS	822,405

BANKS - 12.8%
3,590		Banner Corp	199,748
13,220		Brookline Bancorp, Inc	206,893
9,080		Cathay General Bancorp	342,134
4,490		Columbia Banking System, Inc	175,065
3,400	*	Eagle Bancorp, Inc	202,980
10,320	*	Essent Group Ltd	373,274
5,160	*	FCB Financial Holdings, Inc	255,678
11,845		First Midwest Bancorp, Inc	280,490
5,700	*	Flagstar Bancorp, Inc	160,683
21,633		Fulton Financial Corp	386,149
5,680		Great Western Bancorp, Inc	240,889
8,000		Hancock Holding Co	364,400
22,220		Investors Bancorp, Inc	319,524
7,480	l	LegacyTexas Financial Group, Inc	298,452
30,820	*	MGIC Investment Corp	312,207
8,263		Oritani Financial Corp	140,471
3,271		Popular, Inc	133,228
12,530		Provident Financial Services, Inc	323,900
22,120		Radian Group, Inc	397,275
12,721		Sterling Bancorp/DE	301,488
14,410		Umpqua Holdings Corp	255,633
4,790		Union Bankshares Corp	168,512
9,837		United Community Banks, Inc	272,387
23,400		Valley National Bancorp	276,120
6,100	*	Walker & Dunlop, Inc	254,309
8,180		Washington Federal, Inc	270,758
1,377		Wintrust Financial Corp	95,178

		TOTAL BANKS	7,007,825

CAPITAL GOODS - 10.0%
5,300		Allison Transmission Holdings, Inc	191,118
2,755	*	American Woodmark Corp	252,909
3,510		Barnes Group, Inc	180,203
4,450	*	Beacon Roofing Supply, Inc	218,762
3,400		BWX Technologies, Inc	161,840
4,630	*	Colfax Corp	181,774
6,159		Comfort Systems USA, Inc	225,727
1,860		Crane Co	139,184
3,200		Curtiss-Wright Corp	292,032
6,387		EMCOR Group, Inc	402,061
3,869		Encore Wire Corp	177,974
3,804		EnerSys	300,288
2,870		EnPro Industries, Inc	204,229
3,350	*	Gibraltar Industries, Inc	138,020
5,870		ITT, Inc	240,787
267		John Bean Technologies Corp	23,483

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,400	*	Masonite International Corp	$190,200
11,900	*	Meritor, Inc	203,847
2,380	*	Moog, Inc (Class A)	160,293
15,430	*	MRC Global, Inc	282,832
6,824		Mueller Industries, Inc	233,586
4,580		Toro Co	286,067
6,000		Triton International Ltd	154,740
7,100	*	Univar, Inc	217,686
2,356		Universal Forest Products, Inc	232,160
3,230	*	WESCO International, Inc	224,647

		TOTAL CAPITAL GOODS	5,516,449

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
4,800		ABM Industries, Inc	209,280
14,300	*	ACCO Brands Corp	188,045
5,100	*	Advanced Disposal Services, Inc	115,260
2,000		Insperity, Inc	177,300
4,530		Kforce, Inc	107,587
9,680	*	Navigant Consulting, Inc	221,285
4,310	*	On Assignment, Inc	209,164
6,761		Rollins, Inc	251,036
4,831		Viad Corp	218,361
2,712	*	WageWorks, Inc	196,078

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,893,396

CONSUMER DURABLES & APPAREL - 3.2%
12,910		Callaway Golf Co	142,914
2,960		Columbia Sportswear Co	173,900
2,690	*	Helen of Troy Ltd	253,398
2,800	*	Installed Building Products Inc	147,700
8,480	*	Kate Spade & Co	196,990
5,633		La-Z-Boy, Inc	152,091
4,000	*	M/I Homes, Inc	98,000
2,120		Pool Corp	252,980
4,500	*	Steven Madden Ltd	173,475
3,600	*	TopBuild Corp	169,200

		TOTAL CONSUMER DURABLES & APPAREL	1,760,648

CONSUMER SERVICES - 4.0%
18,880	*	Belmond Ltd.	228,448
3,020		Cheesecake Factory	191,347
4,000		Choice Hotels International, Inc	250,400
1,350		Churchill Downs, Inc	214,448
3,680	*	Dave & Buster’s Entertainment, Inc	224,811
10,530	*	Denny’s Corp	130,256
5,715	*	Grand Canyon Education, Inc	409,251
12,230		ILG, Inc	256,341
1,470		Vail Resorts, Inc	282,093

		TOTAL CONSUMER SERVICES	2,187,395

DIVERSIFIED FINANCIALS - 3.1%
4,535		Evercore Partners, Inc (Class A)	353,276
3,700		iShares Russell 2000 Index Fund	508,676
20,310		New Residential Investment Corp	344,864
13,700	*	SLM Corp	165,770
6,984	*	Stifel Financial Corp	350,527

		TOTAL DIVERSIFIED FINANCIALS	1,723,113

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 4.2%
20,800	*	Callon Petroleum Co	$273,728
6,447		Delek US Holdings, Inc	156,469
4,509	*	Exterran Corp	141,808
7,260		Green Plains Renewable Energy, Inc	179,685
7,508	*	Matrix Service Co	123,882

46,840	*	McDermott International, Inc	316,170
17,700	*	Newpark Resources, Inc	143,370
19,550	*	Oasis Petroleum, Inc	278,783
6,200	*	Par Pacific Holdings, Inc	102,238
17,300	*	Pioneer Energy Services Corp	69,200
8,630	*	Questar Market Resources, Inc	109,687
7,130	*	RSP Permian, Inc	295,396
11,970	*	Whiting Petroleum Corp	113,236

		TOTAL ENERGY	2,303,652

FOOD, BEVERAGE & TOBACCO - 2.4%
3,200		Calavo Growers, Inc	193,920
11,850	*	Darling International, Inc	172,062
2,570		Fresh Del Monte Produce, Inc	152,221
4,900		Lamb Weston Holdings, Inc	206,094
1,924		Lancaster Colony Corp	247,888
2,000		National Beverage Corp	169,060
9,968		Vector Group Ltd	207,335

		TOTAL FOOD, BEVERAGE & TOBACCO	1,348,580

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
2,388	*	Anika Therapeutics, Inc	103,735
4,422	*	HealthStream, Inc	107,145
3,850		Hill-Rom Holdings, Inc	271,810
9,190	*	HMS Holdings Corp	186,833
1,675	*	ICU Medical, Inc	255,772
3,430	*	Magellan Health Services, Inc	236,841
3,570	*	Masimo Corp	332,938
4,300	*	Medidata Solutions, Inc	248,067
7,211	*	Merit Medical Systems, Inc	208,398
4,171	*	Natus Medical, Inc	163,712
4,106	*	Omnicell, Inc	166,909
10,322	*	OraSure Technologies, Inc	133,463
3,800	*	Orthofix International NV	144,970
6,573	*	Premier, Inc	209,219
1,749	*	WellCare Health Plans, Inc	245,227
7,500	*	Wright Medical Group NV	233,400

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,248,439

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
25,280	*	Avon Products, Inc	111,232
2,480	*	USANA Health Sciences, Inc	142,848

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	254,080

INSURANCE - 1.7%
14,236		American Equity Investment Life Holding Co	336,397
3,763		Aspen Insurance Holdings Ltd	195,864
4,664		HCI Group, Inc	212,585
8,310		Universal Insurance Holdings, Inc	203,595

		TOTAL INSURANCE	948,441

MATERIALS - 5.0%
4,300		Alcoa Corp	147,920
7,900		Allegheny Technologies, Inc	141,884
9,351	*	Ferro Corp	142,042

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,300		Ferroglobe plc	$137,389
5,600	*	GCP Applied Technologies, Inc	182,840
2,740		Greif, Inc (Class A)	150,947
2,270		Innospec, Inc	146,983
3,400	*	Koppers Holdings, Inc	143,990
13,470	*	Louisiana-Pacific Corp	334,325
3,438		Minerals Technologies, Inc	263,351
7,720		PolyOne Corp	263,175
6,539		Schnitzer Steel Industries, Inc (Class A)	135,030
804	*	Stillwater Mining Co	13,885
5,800	*	Summit Materials, Inc	143,318
10,896		Tronox Ltd	201,031
5,740		United States Steel Corp	194,069

		TOTAL MATERIALS	2,742,179

MEDIA - 0.7%
9,280	*	Live Nation, Inc	281,834
6,720		Time, Inc	130,032

		TOTAL MEDIA	411,866

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
17,900	*	Achillion Pharmaceuticals, Inc	75,359
7,460	*	Amphastar Pharmaceuticals, Inc	108,170
3,800	*	Ardelyx, Inc	48,070
8,872	*	Array Biopharma, Inc	79,316
700	*	Avexis, Inc	53,221
600	*	Bluebird Bio, Inc	54,540
4,363	*	Cambrex Corp	240,183
2,600	*	Clovis Oncology, Inc	165,542
1,969	*	Dermira, Inc	67,163
5,208	*	Emergent Biosolutions, Inc	151,240
9,570	*	Exelixis, Inc	207,382
5,546	*	FibroGen, Inc	136,709
3,210	*	Five Prime Therapeutics, Inc	116,042
1,900	*	Global Blood Therapeutics, Inc	70,015
3,994	*	INC Research Holdings, Inc	183,125
1,390	*	Insmed, Inc	24,339
5,800	*	Karyopharm Therapeutics, Inc	74,472
680	*	Kite Pharma, Inc	53,373
4,210	*	MacroGenics, Inc	78,306
4,249	*,e	Medicines Co	207,776
6,346	*	Momenta Pharmaceuticals, Inc	84,719
5,400	*	Nektar Therapeutics	126,738
2,600	*	NewLink Genetics Corp	62,660
13,200	*	Pacific Biosciences of California, Inc	68,244
2,300	*	Pacira Pharmaceuticals, Inc	104,880
4,230		Phibro Animal Health Corp	118,863
2,700	*	Portola Pharmaceuticals, Inc	105,813
3,319	*	PRA Health Sciences, Inc	216,498
3,620	*	Prestige Brands Holdings, Inc	201,127
1,500	*	Puma Biotechnology, Inc	55,800
4,500	*	Retrophin, Inc	83,070
1,100	*	Sage Therapeutics, Inc	78,177
3,200	*	Sarepta Therapeutics, Inc	94,720
16,180	*	Spectrum Pharmaceuticals, Inc	105,170
5,467	*	Supernus Pharmaceuticals, Inc	171,117
6,100	*,e	TherapeuticsMD, Inc	43,920
1,538	*	Ultragenyx Pharmaceutical, Inc	104,246
6,700	*	Vanda Pharmaceuticals, Inc	93,800
4,220	*	Xencor Inc	100,942

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,214,847

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 7.0%
4,630		American Assets Trust, Inc	$193,719
4,400		Chatham Lodging Trust	86,900
4,020		Coresite Realty	362,001
4,630	d	DuPont Fabros Technology, Inc	229,602
2,300		Entertainment Properties Trust	169,349
10,760		First Industrial Realty Trust, Inc	286,539
8,600		Hersha Hospitality Trust	161,594
7,500		LaSalle Hotel Properties	217,125
25,280		Medical Properties Trust, Inc	325,859
2,409		PS Business Parks, Inc	276,457
7,430		Ramco-Gershenson Properties	104,169
2,000		Re/Max Holdings, Inc	118,900
12,456		RLJ Lodging Trust	292,840
10,401		Sabra Healthcare REIT, Inc	290,500
2,015		Saul Centers, Inc	124,164
7,720		STORE Capital Corp	184,354
15,992		Summit Hotel Properties, Inc	255,552
9,820		Xenia Hotels & Resorts, Inc	167,627

		TOTAL REAL ESTATE	3,847,251

RETAILING - 2.8%
5,400		Caleres, Inc	142,668
12,330		Chico’s FAS, Inc	175,086
2,620		Children’s Place Retail Stores, Inc	314,531
8,580	*	Francesca’s Holdings Corp	131,703
3,390		HSN, Inc	125,769
6,840	*	Liberty TripAdvisor Holdings, Inc	96,444
4,590		Nutri/System, Inc	254,745
18,000		Pier 1 Imports, Inc	128,880
16,350		Staples, Inc	143,389

		TOTAL RETAILING	1,513,215

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
3,672	*	Advanced Energy Industries, Inc	251,752
13,610	*	Advanced Micro Devices, Inc	198,025
3,000	*,e	Ambarella, Inc	164,130
2,975		Cabot Microelectronics Corp	227,915
290	*	Cavium, Inc	20,781
4,200	*	Ceva, Inc	149,100
14,182	*	Entegris, Inc	331,859
3,000	*	Inphi Corp	146,460
5,670	*	MaxLinear, Inc	159,044
3,900		MKS Instruments, Inc	268,125
785		Power Integrations, Inc	51,614
11,900	*	Rambus, Inc	156,366
6,870	*	Semtech Corp	232,206
3,862	*	Silicon Laboratories, Inc	284,050

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,641,427

SOFTWARE & SERVICES - 7.6%
12,608	*	8x8, Inc	192,272
5,300	*	Acxiom Corp	150,891
10,690	*	Bankrate, Inc	103,158
6,730	*	Barracuda Networks, Inc	155,530
2,450	*	CACI International, Inc (Class A)	287,385
4,460	*	Commvault Systems, Inc	226,568
3,456	*	EPAM Systems, Inc	260,997
1,720	*	Euronet Worldwide, Inc	147,094
11,200		EVERTEC, Inc	178,080
4,050	*	ExlService Holdings, Inc	191,808
4,540	*	Gigamon, Inc	161,397

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,040		LogMeIn, Inc	$296,400
1,160	*	MicroStrategy, Inc (Class A)	217,848
12,950	*	Nuance Communications, Inc	224,165
8,211		Progress Software Corp	238,530
2,250	*	Proofpoint, Inc	167,310
5,888	*	RealPage, Inc	205,491
2,460		Science Applications International Corp	183,024
4,470	*	Synchronoss Technologies, Inc	109,068
12,240		Travelport Worldwide Ltd	144,065
6,010	*	Verint Systems, Inc	260,684
5,810	*	Xactly Corp	69,139

		TOTAL SOFTWARE & SERVICES	4,170,904

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
2,050	*	Anixter International, Inc	162,565
7,860	*	ARRIS International plc	207,897
4,600	*	Fabrinet	193,338
8,710	*	Finisar Corp	238,132
4,427	*	II-VI, Inc	159,593
520	*	Immersion Corp	4,503
6,110	*	NCR Corp	279,105
3,100	*	Netgear, Inc	153,605
1,100	*	Netscout Systems, Inc	41,745
18,200	*	Oclaro, Inc	178,724
2,900		Plantronics, Inc	156,919
1,900	*	Rogers Corp	163,153
8,077	*	Sanmina Corp	327,926
1,420	*	Synaptics, Inc	70,304
3,000	*	Tech Data Corp	281,700
18,467	*	TTM Technologies, Inc	297,873
17,900	*	Viavi Solutions, Inc	191,888

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,108,970

TELECOMMUNICATION SERVICES - 0.7%
5,910		Telephone & Data Systems, Inc	156,674
39,652	*	Vonage Holdings Corp	250,601

		TOTAL TELECOMMUNICATION SERVICES	407,275

TRANSPORTATION - 1.7%
11,521	*	Air Transport Services Group, Inc	184,912
2,439	*	Atlas Air Worldwide Holdings, Inc	135,243
5,330	*	Hawaiian Holdings, Inc	247,578
5,430	*	Hub Group, Inc (Class A)	251,952
5,800	*	Swift Transportation Co, Inc	119,132

		TOTAL TRANSPORTATION	938,817

UTILITIES - 3.5%
4,220		Allete, Inc	285,736
7,633		Avista Corp	298,069
2,744		Chesapeake Utilities Corp	189,885
10,700	*,m	Ferroglobe plc	0
8,757		NRG Yield, Inc (Class A)	152,284
4,100		ONE Gas, Inc	277,160
3,579		Ormat Technologies, Inc	204,289
4,000		Otter Tail Corp	151,600
4,113		Southwest Gas Corp	341,009

		TOTAL UTILITIES	1,900,032

		TOTAL COMMON STOCKS (Cost $44,609,115)	54,911,206

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
423,682	c	State Street Navigator Securities Lending Government Money Market Portfolio	$423,682

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	423,682

		TOTAL SHORT-TERM INVESTMENTS (Cost $423,682)	423,682

		TOTAL INVESTMENTS - 100.7% (Cost $45,032,797)	55,334,888
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(407,716)

		NET ASSETS - 100.0%	$54,927,172

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $411,643.

m	Indicates a security that has been deemed illiquid.

l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.3%

AUTOMOBILES & COMPONENTS - 1.2%
229		BorgWarner, Inc	$9,570
22,548		Ford Motor Co	262,459
1,838		Harley-Davidson, Inc	111,199
292	*	Modine Manufacturing Co	3,562
117		Tenneco, Inc	7,303
861	*	Tesla Motors, Inc	239,616

		TOTAL AUTOMOBILES & COMPONENTS	633,709

BANKS - 5.3%
312		Ameris Bancorp	14,383
470		Associated Banc-Corp	11,468
2,236		Astoria Financial Corp	45,860
984		Bank Mutual Corp	9,250
196		Bank of Hawaii Corp	16,143
131		Bank of the Ozarks, Inc	6,813
7,393		BB&T Corp	330,467
200		Boston Private Financial Holdings, Inc	3,280
310		Camden National Corp	13,652
38		Capitol Federal Financial	556
545		Centerstate Banks of Florida, Inc	14,115
1,091		CIT Group, Inc	46,837
5,720		Citizens Financial Group, Inc	197,626
1,597		Comerica, Inc	109,522
122		Commerce Bancshares, Inc	6,852
22		Community Bank System, Inc	1,210
69		Cullen/Frost Bankers, Inc	6,139
590	*	Customers Bancorp, Inc	18,603
486	*	FCB Financial Holdings, Inc	24,081
930		Federal Agricultural Mortgage Corp (Class C)	53,540
474		First Bancorp (NC)	13,883
717		First Community Bancshares, Inc	17,903
201		First Interstate Bancsystem, Inc	7,970
182		First Merchants Corp	7,156
244		Heritage Financial Corp	6,039
577	*	HomeStreet, Inc	16,127
1,569	*	HomeTrust Bancshares, Inc	36,871
118		Hope Bancorp, Inc	2,262
88		IBERIABANK Corp	6,961
12,026		Keycorp	213,822
253		Lakeland Financial Corp	10,909
472		Live Oak Bancshares, Inc	10,219
1,942		M&T Bank Corp	300,486
528	*	MGIC Investment Corp	5,349
7,071		New York Community Bancorp, Inc	98,782
1,016		Northfield Bancorp, Inc	18,308
1,023		OFG Bancorp	12,071
145		Old National Bancorp	2,516
417		Opus Bank	8,403
199		PacWest Bancorp	10,599
353		Peoples Bancorp, Inc	11,176
189		People’s United Financial, Inc	3,440
176	*	PHH Corp	2,240
3,245		PNC Financial Services Group, Inc	390,179
1,276		Popular, Inc	51,971
188		PrivateBancorp, Inc	11,162
355		Provident Financial Services, Inc	9,177

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,063		Radian Group, Inc	$55,011
130		Stock Yards Bancorp, Inc	5,285
269	*	SVB Financial Group	50,058
31		TCF Financial Corp	528
952	*	The Bancorp, Inc	4,855
538	*	Tristate Capital Holdings, Inc	12,562
50		UMB Financial Corp	3,766
102		United Bankshares, Inc	4,310
3,694		United Financial Bancorp, Inc (New)	62,835
8,561		US Bancorp	440,891
157	*	Walker & Dunlop, Inc	6,545
107		Webster Financial Corp	5,354
49		Westamerica Bancorporation	2,736
110	*	Western Alliance Bancorp	5,400
290		Zions Bancorporation	12,180

		TOTAL BANKS	2,888,694

CAPITAL GOODS - 6.7%
2,729		3M Co	522,140
356		A.O. Smith Corp	18,213
3,048		Ametek, Inc	164,836
17		Applied Industrial Technologies, Inc	1,051
107		Argan, Inc	7,078
1,093		Barnes Group, Inc	56,115
1,374		BE Aerospace, Inc	88,087
200		Briggs & Stratton Corp	4,490
1,027	*	Builders FirstSource, Inc	15,302
1,943		Caterpillar, Inc	180,233
33	*	Chart Industries, Inc	1,153
1,563		Cummins, Inc	236,326
1,749		Deere & Co	190,396
339	*	DigitalGlobe, Inc	11,102
377		Dover Corp	30,292
2,685		Eaton Corp	199,093
72		EnerSys	5,684
139	*	Esterline Technologies Corp	11,961
1,324		Fastenal Co	68,186
164		Graco, Inc	15,439
117		Hexcel Corp	6,382
2,655		Illinois Tool Works, Inc	351,708
1,107		Ingersoll-Rand plc	90,021
4,840		Johnson Controls International plc	203,861
267	*	KEYW Holding Corp	2,520
166		Lincoln Electric Holdings, Inc	14,419
3,766		Masco Corp	128,006
400	*	Meritor, Inc	6,852
1,418		Owens Corning, Inc	87,023
2,211		Paccar, Inc	148,579
294		Parker Hannifin Corp	47,134
882		Pentair plc	55,372
4,385	*	Plug Power, Inc	6,051
934	*	Quanta Services, Inc	34,661
519		Rockwell Automation, Inc	80,813
2,290		Rockwell Collins, Inc	222,496
340		Roper Industries, Inc	70,207
131		Tennant Co	9,517
143		Timken Co	6,464
845		TransDigm Group, Inc	186,035
200		Triton International Ltd	5,158
259	*	United Rentals, Inc	32,388
26		W.W. Grainger, Inc	6,052
1,351	*	Wesco Aircraft Holdings, Inc	15,401
179		Woodward Governor Co	12,158
86		Xylem, Inc	4,319

		TOTAL CAPITAL GOODS	3,660,774

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
2,963	*	ACCO Brands Corp	$38,963
93		CEB, Inc	7,310
1,382	*	Copart, Inc	85,587
245		Deluxe Corp	17,682
669		Dun & Bradstreet Corp	72,212
118		Exponent, Inc	7,027
366		Heidrick & Struggles International, Inc	9,644
168		HNI Corp	7,743
74		Insperity, Inc	6,560
190		Interface, Inc	3,620
291		Manpower, Inc	29,848
1,175		Robert Half International, Inc	57,375
160	*	RPX Corp	1,920
370		RR Donnelley & Sons Co	4,481
282		Tetra Tech, Inc	11,520
907		Waste Management, Inc	66,138

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	427,630

CONSUMER DURABLES & APPAREL - 1.1%
247		CalAtlantic Group, Inc	9,250
200		Callaway Golf Co	2,214
10		Columbia Sportswear Co	587
159		CSS Industries, Inc	4,121
14	*	Deckers Outdoor Corp	836
616		Hanesbrands, Inc	12,788
13		Hasbro, Inc	1,298
355	*	Kate Spade & Co	8,247
3,914		Mattel, Inc	100,238
72	*	Meritage Homes Corp	2,650
95	*	Mohawk Industries, Inc	21,802
200		Movado Group, Inc	4,990
6,548		Nike, Inc (Class B)	364,920
71	*	Tempur-Pedic International, Inc	3,299
2		Tupperware Corp	125
681	*	Under Armour, Inc (Class A)	13,470
965		VF Corp	53,046
126		Weyco Group, Inc	3,538
58		Whirlpool Corp	9,937

		TOTAL CONSUMER DURABLES & APPAREL	617,356

CONSUMER SERVICES - 2.6%
55		Bob Evans Farms, Inc	3,568
200		Brinker International, Inc	8,792
356		Carriage Services, Inc	9,655
666		Choice Hotels International, Inc	41,692
800		Darden Restaurants, Inc	66,936
13		DineEquity, Inc	707
60		Dunkin Brands Group, Inc	3,281
394		ILG, Inc	8,258
390	*	Intrawest Resorts Holdings Inc	9,754
3,362		Marriott International, Inc (Class A)	316,633
3,722		McDonald’s Corp	482,408
333		Royal Caribbean Cruises Ltd	32,671
410	*	ServiceMaster Global Holdings, Inc	17,117
177		Sonic Corp	4,489
7,281		Starbucks Corp	425,138
6		Vail Resorts, Inc	1,151

		TOTAL CONSUMER SERVICES	1,432,250

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.5%
445		Ally Financial, Inc	$9,047
4,713		American Express Co	372,845
10,301		Annaly Capital Management, Inc	114,444
7,513		Bank of New York Mellon Corp	354,839
923		BlackRock, Inc	353,980
8,890		Charles Schwab Corp	362,801
2,462		CME Group, Inc	292,486
86	*	Credit Acceptance Corp	17,149
4,489		Discover Financial Services	307,003
234	*	Encore Capital Group, Inc	7,207
49		Factset Research Systems, Inc	8,081
3,369		Franklin Resources, Inc	141,970
221	*	Green Dot Corp	7,372
5,110		IntercontinentalExchange Group, Inc	305,936
3,135		Invesco Ltd	96,025
466		Janus Capital Group, Inc	6,151
566		Legg Mason, Inc	20,438
785		NASDAQ OMX Group, Inc	54,518
3,360		Northern Trust Corp	290,909
1,162	*	On Deck Capital, Inc	5,856
190		S&P Global, Inc	24,841
3,559		State Street Corp	283,332
1,363		T Rowe Price Group, Inc	92,888
131		Voya Financial, Inc	4,973
531		WisdomTree Investments, Inc	4,821

		TOTAL DIVERSIFIED FINANCIALS	3,539,912

ENERGY - 5.9%
1,159		Apache Corp	59,561
49		Archrock, Inc	608
829	*	Atwood Oceanics, Inc	7,900
1,867		Baker Hughes, Inc	111,684
56	*	CARBO Ceramics, Inc	730
1,640	*	Cheniere Energy, Inc	77,523
2,376	*	Clean Energy Fuels Corp	6,059
299	*	Concho Resources, Inc	38,374
2,944		ConocoPhillips	146,817
1,497	*	Continental Resources, Inc	67,994
2,704		Devon Energy Corp	112,811
3,604		EOG Resources, Inc	351,570
571		EQT Corp	34,888
270	*	Exterran Corp	8,491
442	*	Fairmount Santrol Holdings, Inc	3,240
484		Green Plains Renewable Energy, Inc	11,979
2,068		Hess Corp	99,698
5,353		Kinder Morgan, Inc	116,374
3,719		Marathon Oil Corp	58,760
3,838		Marathon Petroleum Corp	193,973
22	*	Matrix Service Co	363
558	*	McDermott International, Inc	3,767
3,642		National Oilwell Varco, Inc	146,008
347	*	Natural Gas Services Group, Inc	9,039
2,245		Noble Energy, Inc	77,093
3,963		Occidental Petroleum Corp	251,096
4		Oceaneering International, Inc	108
2	*	Oil States International, Inc	66
904		Oneok, Inc	50,118
2,914	*	Parker Drilling Co	5,100
193	*	PDC Energy, Inc	12,034
285	*	PHI, Inc	3,414
3,400		Phillips 66	269,348
790		Pioneer Natural Resources Co	147,122
12		Range Resources Corp	349
679	*	Renewable Energy Group, Inc	7,096

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,256	*	Rowan Cos plc	$19,568
3,369		Schlumberger Ltd	263,119
5	*	SEACOR Holdings, Inc	346
271		SM Energy Co	6,509
398	*	Southwestern Energy Co	3,252
893	*	Superior Energy Services	12,734
174		Tesoro Corp	14,104
1,242	*	Tetra Technologies, Inc	5,055
133	*	Unit Corp	3,213
170		US Silica Holdings Inc	8,158
2,917		Valero Energy Corp	193,368
9,698	*	Weatherford International Ltd	64,492
1,069		Western Refining, Inc	37,490
3,436		Williams Cos, Inc	101,671

		TOTAL ENERGY	3,224,234

FOOD & STAPLES RETAILING - 0.8%
963		Casey’s General Stores, Inc	108,097
467	*	Chefs’ Warehouse Holdings, Inc	6,491
219	*	Natural Grocers by Vitamin C	2,275
50		Pricesmart, Inc	4,610
128		Spartan Stores, Inc	4,479
3,393	*	Sprouts Farmers Market, Inc	78,446
954	*	United Natural Foods, Inc	41,242
5,186		Whole Foods Market, Inc	154,128

		TOTAL FOOD & STAPLES RETAILING	399,768

FOOD, BEVERAGE & TOBACCO - 5.1%
286		Bunge Ltd	22,668
1,966		Campbell Soup Co	112,534
13,444		Coca-Cola Co	570,563
151	*	Darling International, Inc	2,192
1,117		Dr Pepper Snapple Group, Inc	109,377
127		Flowers Foods, Inc	2,465
4,638		General Mills, Inc	273,688
1,613		Hormel Foods Corp	55,858
3,206		Kellogg Co	232,788
4,008		Kraft Heinz Co	363,967
97	*	Landec Corp	1,164
585		Mead Johnson Nutrition Co	52,112
8,511		Mondelez International, Inc	366,654
5,708		PepsiCo, Inc	638,497
158	*	Seneca Foods Corp	5,704

		TOTAL FOOD, BEVERAGE & TOBACCO	2,810,231

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
440	*	Acadia Healthcare Co, Inc	19,184
1,800	*	Alere, Inc	71,514
844	*	Amedisys, Inc	43,120
1,730		AmerisourceBergen Corp	153,105
389	*	AMN Healthcare Services, Inc	15,793
1,596		Anthem, Inc	263,946
784	*	athenahealth, Inc	88,349
702	*	AtriCure, Inc	13,443
1,865		Becton Dickinson & Co	342,116
386	*	Brookdale Senior Living, Inc	5,184
650	*	Capital Senior Living Corp	9,139
2,751		Cardinal Health, Inc	224,344
963	*	Centene Corp	68,623
2,506	*	Cerus Corp	11,152
41		Chemed Corp	7,490
1,939		Cigna Corp	284,044
270		Computer Programs & Systems, Inc	7,560
3,661		Danaher Corp	313,125

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

118		Dentsply Sirona, Inc	$7,368
1,701	*	Edwards Lifesciences Corp	160,013
55	*	Envision Healthcare Corp	3,373
1,269	*	GenMark Diagnostics, Inc	16,269
147	*	Henry Schein, Inc	24,986
84	*	HMS Holdings Corp	1,708
501	*	Hologic, Inc	21,318
1,038		Humana, Inc	213,973
85	*	Integer Holding Corp	3,417
133	*	Laboratory Corp of America Holdings	19,081
389	*	LHC Group, Inc	20,967
548	*	LifePoint Hospitals, Inc	35,894
436	*	Molina Healthcare, Inc	19,882
645	*	Omnicell, Inc	26,219
1,080	*	OraSure Technologies, Inc	13,964
61		Owens & Minor, Inc	2,111
634		Patterson Cos, Inc	28,676
580	*	PharMerica Corp	13,572
324	*	Premier, Inc	10,313
321	*	Providence Service Corp	14,265
180		Resmed, Inc	12,955
321	*	Teladoc, Inc	8,025
875	*	Tivity Health, Inc	25,462
111	*	Triple-S Management Corp (Class B)	1,950
0		UnitedHealth Group, Inc	10
1,177		Universal American Corp	11,735
340		US Physical Therapy, Inc	22,202
775	*	Vocera Communications, Inc	19,243

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,700,182

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
5		Clorox Co	674
4,937		Colgate-Palmolive Co	361,339
712		Estee Lauder Cos (Class A)	60,370
950		Kimberly-Clark Corp	125,049
350		Medifast, Inc	15,530
330		Natural Health Trends Corp	9,537
8,404		Procter & Gamble Co	755,099

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,327,598

INSURANCE - 3.8%
4,175		Aflac, Inc	302,353
105		Arthur J. Gallagher & Co	5,937
959		Aspen Insurance Holdings Ltd	49,916
312		Axis Capital Holdings Ltd	20,913
2,835		Chubb Ltd	386,269
2,226		Hartford Financial Services Group, Inc	107,004
2,675		Marsh & McLennan Cos, Inc	197,656
2,170		Principal Financial Group	136,949
14		ProAssurance Corp	843
4,725		Progressive Corp	185,126
3,438		Prudential Financial, Inc	366,766
233		RenaissanceRe Holdings Ltd	33,703
124		Stewart Information Services Corp	5,478
2,581		Travelers Cos, Inc	311,114

		TOTAL INSURANCE	2,110,027

MATERIALS - 4.0%
1,998		Air Products & Chemicals, Inc	270,309
59		Albemarle Corp	6,233
47		Aptargroup, Inc	3,619
1,283		Avery Dennison Corp	103,410
549		Ball Corp	40,769

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6		Bemis Co, Inc	$293
64		Carpenter Technology Corp	2,387
456		Celanese Corp (Series A)	40,972
699	*	Century Aluminum Co	8,870
18	*	Clearwater Paper Corp	1,008
1,284		Commercial Metals Co	24,563
110		Compass Minerals International, Inc	7,464
344		Eastman Chemical Co	27,795
2,527		Ecolab, Inc	316,734
265	*	Flotek Industries, Inc	3,389
695		H.B. Fuller Co	35,834
182		Innophos Holdings, Inc	9,823
72		International Flavors & Fragrances, Inc	9,542
1,738		International Paper Co	88,256
1,436	*	Louisiana-Pacific Corp	35,642
2,755		LyondellBasell Industries AF S.C.A	251,228
394		Minerals Technologies, Inc	30,180
752		Mosaic Co	21,943
3,778		Nucor Corp	225,622
121		PolyOne Corp	4,125
2,291		Praxair, Inc	271,713
102		Reliance Steel & Aluminum Co	8,162
1,404		Royal Gold, Inc	98,350
157		Sealed Air Corp	6,842
318		Sherwin-Williams Co	98,640
586	*	Stillwater Mining Co	10,120
69		Trinseo S.A.	4,630
48		United States Lime & Minerals, Inc	3,791
1,333		WestRock Co	69,356
876		Worthington Industries, Inc	39,499

		TOTAL MATERIALS	2,181,113

MEDIA - 3.3%
1,268	*	Charter Communications, Inc	415,042
156		Cinemark Holdings, Inc	6,917
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	7,030
2,316	*	Discovery Communications, Inc (Class A)	67,372
3,954	*	Discovery Communications, Inc (Class C)	111,938
1,519		Entravision Communications Corp (Class A)	9,418
1,555	*	Gray Television, Inc	22,548
83		John Wiley & Sons, Inc (Class A)	4,465
2,180		New York Times Co (Class A)	31,392
149		Scripps Networks Interactive (Class A)	11,677
610		Sinclair Broadcast Group, Inc (Class A)	24,705
4,504		Time Warner, Inc	440,086
6,060		Walt Disney Co	687,143

		TOTAL MEDIA	1,839,733

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
354	*	Acadia Pharmaceuticals, Inc	12,171
3,090		Agilent Technologies, Inc	163,368
1,264	*	Akorn, Inc	30,437
1,080	*	Alexion Pharmaceuticals, Inc	130,939
2,907		Amgen, Inc	476,952
862	*	Biogen Idec, Inc	235,688
589	*	BioMarin Pharmaceutical, Inc	51,702
24		Bio-Techne Corp	2,440
8,548		Bristol-Myers Squibb Co	464,840
347	*	Cambrex Corp	19,102
3,289	*	Celgene Corp	409,250
629	*	Cempra, Inc	2,359
1,163	*	Depomed, Inc	14,596
5,115		Gilead Sciences, Inc	347,411
343	*	Inovio Pharmaceuticals, Inc	2,271

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

414	*	Intra-Cellular Therapies, Inc	$6,728
8,273		Johnson & Johnson	1,030,402
10,024		Merck & Co, Inc	636,925
23	*	Mettler-Toledo International, Inc	11,015
353	*	MiMedx Group, Inc	3,364
1,888	*	Nektar Therapeutics	44,311
1,079	*	Opko Health, Inc	8,632
468	*	Prestige Brands Holdings, Inc	26,002
121	*	Quintiles Transnational Holdings, Inc	9,744
1,256	*	Sangamo Biosciences, Inc	6,531
158	*	Sarepta Therapeutics, Inc	4,677
743	*	Sucampo Pharmaceuticals, Inc (Class A)	8,173
138	*	TESARO, Inc	21,234
2,413		Thermo Fisher Scientific, Inc	370,637
1,094	*	Vertex Pharmaceuticals, Inc	119,629
313	*	Waters Corp	48,925
3,533		Zoetis, Inc	188,556

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,909,011

REAL ESTATE - 4.8%
203	*	Altisource Portfolio Solutions S.A.	7,470
641		American Campus Communities, Inc	30,505
3,018		American Tower Corp	366,808
357		AvalonBay Communities, Inc	65,545
961		Boston Properties, Inc	127,246
1,526	*	CBRE Group, Inc	53,089
339		Coresite Realty	30,527
2,671		Crown Castle International Corp	252,276
220		Digital Realty Trust, Inc	23,406
165		Douglas Emmett, Inc	6,336
1,687		Duke Realty Corp	44,317
782		Easterly Government Properties, Inc	15,476
429		Equinix, Inc	171,759
1,322		Equity Residential	82,255
1,212		First Industrial Realty Trust, Inc	32,276
4,150		HCP, Inc	129,812
698		Healthcare Realty Trust, Inc	22,685
4,187		Host Marriott Corp	78,129
625		Iron Mountain, Inc	22,294
15		Jones Lang LaSalle, Inc	1,672
14		Kilroy Realty Corp	1,009
325		Liberty Property Trust	12,529
488		Macerich Co	31,427
642		NorthStar Realty Europe Corp	7,441
3,895		Prologis, Inc	202,073
110		RMR Group, Inc	5,445
765		Ryman Hospitality Properties	47,300
2,687		Senior Housing Properties Trust	54,412
1,742		Simon Property Group, Inc	299,676
1,158		Tier REIT, Inc	20,103
1,922		UDR, Inc	69,692
1,213		Ventas, Inc	78,893
798		Vornado Realty Trust	80,047
17		Washington REIT	532
2,395		Welltower, Inc	169,614
149		Weyerhaeuser Co	5,063

		TOTAL REAL ESTATE	2,649,139

RETAILING - 4.3%
3,090	*	1-800-FLOWERS.COM, Inc (Class A)	31,518
77		Aaron’s, Inc	2,290
1,224		American Eagle Outfitters, Inc	17,173
318	*	AutoZone, Inc	229,930
1,510		Bed Bath & Beyond, Inc	59,585

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,193		Best Buy Co, Inc	$58,636
427		Big 5 Sporting Goods Corp	6,448
708	*	Cabela’s, Inc	37,602
852	*	Carmax, Inc	50,455
8		Chico’s FAS, Inc	114
386	*	Container Store Group, Inc	1,633
3,095		Dollar General Corp	215,814
461		Finish Line, Inc (Class A)	6,560
1,280	*	FTD Cos, Inc	25,779
3,503		Gap, Inc	85,088
259		GNC Holdings, Inc	1,906
8,422	*	Groupon, Inc	33,098
755		HSN, Inc	28,010
1,923		Kohl’s Corp	76,555
359	*	Lands’ End, Inc	7,701
202	*	LKQ Corp	5,913
4,908		Lowe’s Companies, Inc	403,487
2,686	*	NetFlix, Inc	397,017
701		Nordstrom, Inc	32,646
717		Nutri/System, Inc	39,793
1,890		Office Depot, Inc	8,817
1,304	*	Overstock.com, Inc	22,429
476		PetMed Express, Inc	9,587
278		Pier 1 Imports, Inc	1,990
2,660		Ross Stores, Inc	175,214
149		Shoe Carnival, Inc	3,661
846	*	Shutterfly, Inc	40,853
3,901		Staples, Inc	34,212
625		Stein Mart, Inc	1,881
135		Tiffany & Co	12,865
202		Tractor Supply Co	13,932
401	*	Ulta Salon Cosmetics & Fragrance, Inc	114,377
997	*	Wayfair, Inc	40,369
7		Williams-Sonoma, Inc	375
117		Winmark Corp	13,221

		TOTAL RETAILING	2,348,534

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
428		Analog Devices, Inc	35,075
9,467		Applied Materials, Inc	368,266
125	*	Cirrus Logic, Inc	7,586
16,937		Intel Corp	610,918
227		Lam Research Corp	29,138
111		Microchip Technology, Inc	8,189
3,365		NVIDIA Corp	366,550
2,778	*	ON Semiconductor Corp	43,031
842		Skyworks Solutions, Inc	82,499
1,068	*	SunPower Corp	6,515
5,568		Texas Instruments, Inc	448,558

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,006,325

SOFTWARE & SERVICES - 13.1%
3,346		Accenture plc	401,118
756	*	Actua Corp	10,622
805	*	Alphabet, Inc (Class A)	682,479
836	*	Alphabet, Inc (Class C)	693,512
2,372	*	Angie’s List, Inc	13,520
1,268	*	Autodesk, Inc	109,644
2,226		Automatic Data Processing, Inc	227,920
438		Blackbaud, Inc	33,581
3,838		CA, Inc	121,741
31	*	Cimpress NV	2,672
179	*	Citrix Systems, Inc	14,927
4,889	*	Cognizant Technology Solutions Corp (Class A)	290,993

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

155		Convergys Corp	$3,278
172		CSG Systems International, Inc	6,503
532	*	Ellie Mae, Inc	53,344
54		Fair Isaac Corp	6,963
2,628	*	Glu Mobile, Inc	5,966
3,464		International Business Machines Corp	603,221
2,412		Intuit, Inc	279,768
812		j2 Global, Inc	68,135
221		Jack Henry & Associates, Inc	20,575
433		LogMeIn, Inc	42,218
591	*	Manhattan Associates, Inc	30,762
4,589		MasterCard, Inc (Class A)	516,125
17,430		Microsoft Corp	1,147,940
189	*	NeuStar, Inc (Class A)	6,265
12,371		Oracle Corp	551,870
1,429	*	Perficient, Inc	24,807
417	*	Qualys, Inc	15,804
855	*	Quotient Technology, Inc	8,165
433	*	RetailMeNot, Inc	3,507
176	*	RingCentral, Inc	4,981
4,357	*	salesforce.com, Inc	359,409
1,102	*	ServiceSource International LLC	4,276
92	*	SPS Commerce, Inc	5,381
204	*	Sykes Enterprises, Inc	5,998
7,349		Symantec Corp	225,467
118		Syntel, Inc	1,986
214	*	Teradata Corp	6,660
353	*	Tyler Technologies, Inc	54,560
166	*	Ultimate Software Group, Inc	32,405
150	*	Unisys Corp	2,093
496	*	Vasco Data Security International	6,696
1,760	*	Website Pros, Inc	33,968
1,289	*	Workday, Inc	107,348
7,504	*	Yahoo!, Inc	348,261

		TOTAL SOFTWARE & SERVICES	7,197,434

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
189	*	Arista Networks, Inc	24,999
41		Belden CDT, Inc	2,837
854	*	Benchmark Electronics, Inc	27,157
18,837		Cisco Systems, Inc	636,691
42		Cognex Corp	3,526
60	*	Coherent, Inc	12,338
3,180		Corning, Inc	85,860
800	*	Cray, Inc	17,520
1,252		Dolby Laboratories, Inc (Class A)	65,617
157	*	Fabrinet	6,599
1,050	*	Finisar Corp	28,707
9,913		Hewlett Packard Enterprise Co	234,938
12,734		HP, Inc	227,684
169		InterDigital, Inc	14,585
306	*	IPG Photonics Corp	36,934
14	*	Itron, Inc	850
462		Jabil Circuit, Inc	13,361
689	*	Kimball Electronics, Inc	11,679
1,584		Motorola, Inc	136,572
209	*	Netgear, Inc	10,356
18		Plantronics, Inc	974
100	*	Scansource, Inc	3,925
323	*	Super Micro Computer, Inc	8,188
123	*	Tech Data Corp	11,550
388	*	TTM Technologies, Inc	6,258
233		Universal Display Corp	20,061
18,543		Xerox Corp	136,106

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,785,872

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.0%
1,016	*	Boingo Wireless, Inc	$13,198
6,621		CenturyTel, Inc	156,057
308	*	Cincinnati Bell, Inc	5,451
3,878		Frontier Communications Corp	8,299
363	*	General Communication, Inc (Class A)	7,550
194		IDT Corp (Class B)	2,468
441	*	Iridium Communications, Inc	4,256
635	*	Level 3 Communications, Inc	36,335
459	*	Lumos Networks Corp	8,124
13,000	*	Sprint Corp	112,840
14,637		Verizon Communications, Inc	713,554
1,213	*	Vonage Holdings Corp	7,666
2,332		Windstream Holdings, Inc	12,709

		TOTAL TELECOMMUNICATION SERVICES	1,088,507

TRANSPORTATION - 2.7%
34		Allegiant Travel Co	5,448
786	*	Avis Budget Group, Inc	23,250
6		CH Robinson Worldwide, Inc	464
3,738		CSX Corp	174,004
2,618		Delta Air Lines, Inc	120,323
176	*	Echo Global Logistics, Inc	3,757
170	*	Hertz Global Holdings, Inc	2,982
1,143		Norfolk Southern Corp	127,982
6		Ryder System, Inc	453
5,607		Southwest Airlines Co	301,432
15	*	Spirit Airlines, Inc	796
3,505		Union Pacific Corp	371,250
3,462		United Parcel Service, Inc (Class B)	371,473

		TOTAL TRANSPORTATION	1,503,614

UTILITIES - 3.1%
102		American Water Works Co, Inc	7,933
1,832		Centerpoint Energy, Inc	50,508
3,731		Consolidated Edison, Inc	289,749
2,560		Dominion Resources, Inc	198,579
220		Edison International	17,514
3,211		Eversource Energy	188,743
220		New Jersey Resources Corp	8,712
236		NRG Yield, Inc (Class C)	4,177
3		Pinnacle West Capital Corp	250
1,611		Public Service Enterprise Group, Inc	71,448
2,024		Sempra Energy	223,652
701		South Jersey Industries, Inc	24,991
6,923		Southern Co	344,627
2,096		WEC Energy Group, Inc	127,081
280		WGL Holdings, Inc	23,108
2,293		Xcel Energy, Inc	101,924

		TOTAL UTILITIES	1,682,996

		TOTAL COMMON STOCKS (Cost $34,110,037)	54,964,643

		TOTAL INVESTMENTS - 100.3% (Cost $34,110,037)	54,964,643
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(139,773)

		NET ASSETS - 100.0%	$54,824,870

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
1,379		Adient plc	$100,212
1,182	*	American Axle & Manufacturing Holdings, Inc	22,198
3,381		BorgWarner, Inc	141,292
951		Cooper Tire & Rubber Co	42,177
303	*	Cooper-Standard Holding, Inc	33,612
2,301		Dana Holding Corp	44,432
4,232		Delphi Automotive plc	340,634
394	*	Dorman Products, Inc	32,359
61,244		Ford Motor Co	712,880
350	*	Fox Factory Holding Corp	10,045
22,097		General Motors Co	781,350
4,810		Gentex Corp	102,597
573	*	Gentherm, Inc	22,490
4,116		Goodyear Tire & Rubber Co	148,176
2,795		Harley-Davidson, Inc	169,097
259	*	Horizon Global Corp	3,595
439		LCI Industries, Inc	43,812
1,145		Lear Corp	162,109
239		Metaldyne Performance Group, Inc	5,461
671	*	Modine Manufacturing Co	8,186
292	*	Motorcar Parts of America, Inc	8,973
514		Spartan Motors, Inc	4,112
330		Standard Motor Products, Inc	16,216
449	*	Stoneridge, Inc	8,145
47		Strattec Security Corp	1,307
383		Superior Industries International, Inc	9,709
866		Tenneco, Inc	54,056
1,958	*,e	Tesla Motors, Inc	544,911
727		Thor Industries, Inc	69,887
321		Tower International, Inc	8,699
97		Unique Fabricating, Inc	1,167
526		Visteon Corp	51,522
438		Winnebago Industries, Inc	12,812
3,497	*,e	Workhorse Group, Inc	9,197

		TOTAL AUTOMOBILES & COMPONENTS	3,727,427

BANKS - 6.8%
235		1st Source Corp	11,033
101	e	Access National Corp	3,032
95		ACNB Corp	2,741
166	*	Allegiance Bancshares, Inc	6,175
98		American National Bankshares, Inc	3,650
518		Ameris Bancorp	23,880
129		Ames National Corp	3,947
169		Arrow Financial Corp	5,729
2,308		Associated Banc-Corp	56,315
1,407		Astoria Financial Corp	28,858
263	*	Atlantic Capital Bancshares, Inc	4,984
697	e	Banc of California, Inc	14,428
130		Bancfirst Corp	11,687
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,788
1,326		Bancorpsouth, Inc	40,111
838		Bank Mutual Corp	7,877
162,065		Bank of America Corp	3,823,113
677		Bank of Hawaii Corp	55,758
87		Bank of Marin Bancorp	5,598

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

302		Bank of NT Butterfield & Son Ltd	$9,637
1,375		Bank of the Ozarks, Inc	71,514
300		BankFinancial Corp	4,356
1,535		BankUnited	57,271
81		Bankwell Financial Group, Inc	2,786
463		Banner Corp	25,761
219		Bar Harbor Bankshares	7,245
12,926		BB&T Corp	577,792
276		Bear State Financial, Inc	2,594
1,199		Beneficial Bancorp, Inc	19,184
477		Berkshire Hills Bancorp, Inc	17,196
400		Blue Hills Bancorp, Inc	7,140
681		BNC Bancorp	23,869
929	*,e	BofI Holding, Inc	24,275
421		BOK Financial Corp	32,952
1,073		Boston Private Financial Holdings, Inc	17,597
254		Bridge Bancorp, Inc	8,890
1,046		Brookline Bancorp, Inc	16,370
253		Bryn Mawr Bank Corp	9,993
124	*	BSB Bancorp, Inc	3,503
49		C&F Financial Corp	2,269
238		Camden National Corp	10,482
382		Capital Bank Financial Corp	16,579
156		Capital City Bank Group, Inc	3,337
2,332		Capitol Federal Financial	34,117
459		Cardinal Financial Corp	13,742
157		Carolina Financial Corp	4,710
478	*	Cascade Bancorp	3,685
1,137		Cathay General Bancorp	42,842
659		Centerstate Banks of Florida, Inc	17,068
470		Central Pacific Financial Corp	14,354
129		Central Valley Community Bancorp	2,644
47		Century Bancorp, Inc	2,859
244		Charter Financial Corp	4,799
1,023		Chemical Financial Corp	52,326
46		Chemung Financial Corp	1,817
3,072		CIT Group, Inc	131,881
43,731		Citigroup, Inc	2,615,988
167		Citizens & Northern Corp	3,888
8,214		Citizens Financial Group, Inc	283,794
211		City Holding Co	13,605
623		Clifton Bancorp, Inc	10,086
194		CNB Financial Corp	4,635
534		CoBiz, Inc	8,971
121		Codorus Valley Bancorp, Inc	3,135
892		Columbia Banking System, Inc	34,779
2,716		Comerica, Inc	186,263
1,520		Commerce Bancshares, Inc	85,363
670		Community Bank System, Inc	36,837
222		Community Trust Bancorp, Inc	10,156
422		ConnectOne Bancorp, Inc	10,233
77		County Bancorp, Inc	2,238
246	*	CU Bancorp	9,754
833		Cullen/Frost Bankers, Inc	74,112
384	*	Customers Bancorp, Inc	12,108
1,534		CVB Financial Corp	33,886
451		Dime Community Bancshares	9,155
469	*	Eagle Bancorp, Inc	27,999
2,212		East West Bancorp, Inc	114,161
104		Enterprise Bancorp, Inc	3,615
294		Enterprise Financial Services Corp	12,466
75	*	Equity Bancshares, Inc	2,383
127		ESSA Bancorp, Inc	1,852
1,433	*	Essent Group Ltd	51,832
1,397		EverBank Financial Corp	27,214
102		Farmers Capital Bank Corp	4,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

378		Farmers National Banc Corp	$5,424
462	*	FCB Financial Holdings, Inc	22,892
115		Federal Agricultural Mortgage Corp (Class C)	6,621
321		Fidelity Southern Corp	7,184
11,891		Fifth Third Bancorp	302,031
202		Financial Institutions, Inc	6,656
264		First Bancorp (NC)	7,733
1,859	*	First Bancorp (Puerto Rico)	10,503
162		First Bancorp, Inc	4,414
480		First Busey Corp	14,112
302		First Business Financial Services, Inc	7,840
144		First Citizens Bancshares, Inc (Class A)	48,293
1,371		First Commonwealth Financial Corp	18,179
242		First Community Bancshares, Inc	6,043
192	*	First Community Financial Partners, Inc	2,448
240		First Connecticut Bancorp	5,952
120		First Defiance Financial Corp	5,941
943		First Financial Bancorp	25,885
1,045	e	First Financial Bankshares, Inc	41,904
188		First Financial Corp	8,930
130		First Financial Northwest, Inc	2,297
408	*	First Foundation, Inc	6,328
383		First Hawaiian, Inc	11,459
3,378		First Horizon National Corp	62,493
85		First Internet Bancorp	2,507
284		First Interstate Bancsystem, Inc	11,261
623		First Merchants Corp	24,496
93		First Mid-Illinois Bancshares, Inc	3,147
1,226		First Midwest Bancorp, Inc	29,032
2,327	*,e	First NBC Bank Holding Co	9,308
158	*	First Northwest Bancorp	2,449
321		First of Long Island Corp	8,683
2,453		First Republic Bank	230,116
298	*	Flagstar Bancorp, Inc	8,401
358		Flushing Financial Corp	9,619
4,883		FNB Corp	72,610
206	*	Franklin Financial Network, Inc	7,982
2,637		Fulton Financial Corp	47,070
217		German American Bancorp, Inc	10,273
1,172		Glacier Bancorp, Inc	39,766
161		Great Southern Bancorp, Inc	8,130
849		Great Western Bancorp, Inc	36,006
305	*	Green Bancorp, Inc	5,429
185		Guaranty Bancorp	4,505
1,231		Hancock Holding Co	56,072
484		Hanmi Financial Corp	14,883
429		Heartland Financial USA, Inc	21,429
391		Heritage Commerce Corp	5,513
434		Heritage Financial Corp	10,741
385		Heritage Oaks Bancorp	5,140
1,144		Hilltop Holdings, Inc	31,426
22		Hingham Institution for Savings	3,891
89		Home Bancorp, Inc	3,004
1,887		Home Bancshares, Inc	51,081
314	*	HomeStreet, Inc	8,776
265	*	HomeTrust Bancshares, Inc	6,227
1,956		Hope Bancorp, Inc	37,497
250		Horizon Bancorp	6,555
16,717		Huntington Bancshares, Inc	223,841
721		IBERIABANK Corp	57,031
119	*,e	Impac Mortgage Holdings, Inc	1,483
399		Independent Bank Corp (MA)	25,935
308		Independent Bank Corp (MI)	6,376
170		Independent Bank Group, Inc	10,931
843		International Bancshares Corp	29,842
5,241		Investors Bancorp, Inc	75,366

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

57,401		JPMorgan Chase & Co	$5,042,104
1,407		Kearny Financial Corp	21,175
16,982		Keycorp	301,940
584		Lakeland Bancorp, Inc	11,446
525		Lakeland Financial Corp	22,638
141		LCNB Corp	3,363
693		LegacyTexas Financial Group, Inc	27,651
98	*	LendingTree, Inc	12,284
310		Live Oak Bancshares, Inc	6,711
2,354		M&T Bank Corp	364,234
400		Macatawa Bank Corp	3,952
318		MainSource Financial Group, Inc	10,472
1,081		MB Financial, Inc	46,288
283		MBT Financial Corp	3,212
226		Mercantile Bank Corp	7,774
87		Merchants Bancshares, Inc	4,237
856		Meridian Bancorp, Inc	15,665
123		Meta Financial Group, Inc	10,885
6,136	*	MGIC Investment Corp	62,158
77		Middleburg Financial Corp	3,083
62		Midland States Bancorp, Inc	2,132
113		MidWestOne Financial Group, Inc	3,875
79		MutualFirst Financial, Inc	2,492
653		National Bank Holdings Corp	21,222
109	e	National Bankshares, Inc	4,093
128	*	National Commerce Corp	4,685
569	*	Nationstar Mortgage Holdings, Inc	8,967
636		NBT Bancorp, Inc	23,577
7,728		New York Community Bancorp, Inc	107,960
112	*	Nicolet Bankshares, Inc	5,302
644	*	NMI Holdings, Inc	7,342
643		Northfield Bancorp, Inc	11,587
104		Northrim BanCorp, Inc	3,125
1,478		Northwest Bancshares, Inc	24,890
180		OceanFirst Financial Corp	5,071
1,564	*	Ocwen Financial Corp	8,555
596	e	OFG Bancorp	7,033
134		Old Line Bancshares, Inc	3,816
2,039		Old National Bancorp	35,377
432		Old Second Bancorp, Inc	4,860
261		Opus Bank	5,259
670		Oritani Financial Corp	11,390
111		Orrstown Financial Services, Inc	2,481
294		Pacific Continental Corp	7,203
241	*	Pacific Mercantile Bancorp	1,820
542	*	Pacific Premier Bancorp, Inc	20,894
1,832		PacWest Bancorp	97,572
205		Park National Corp	21,566
802		Park Sterling Bank	9,873
225		Peapack Gladstone Financial Corp	6,658
67		Penns Woods Bancorp, Inc	2,911
165	*	PennyMac Financial Services, Inc	2,813
261		Peoples Bancorp, Inc	8,263
101		Peoples Financial Services Corp	4,222
5,143		People’s United Financial, Inc	93,603
194		People’s Utah Bancorp	5,131
823	*	PHH Corp	10,477
655		Pinnacle Financial Partners, Inc	43,525
7,871		PNC Financial Services Group, Inc	946,409
1,622		Popular, Inc	66,064
188		Preferred Bank	10,088
140		Premier Financial Bancorp, Inc	2,944
1,388		PrivateBancorp, Inc	82,406
1,046		Prosperity Bancshares, Inc	72,917
68	*	Provident Bancorp, Inc	1,425
94		Provident Financial Holdings, Inc	1,753

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

738		Provident Financial Services, Inc	$19,077
170		QCR Holdings, Inc	7,199
3,307		Radian Group, Inc	59,394
19,977		Regions Financial Corp	290,266
622		Renasant Corp	24,687
120		Republic Bancorp, Inc (Class A)	4,127
496	*	Republic First Bancorp, Inc	4,117
499		S&T Bancorp, Inc	17,265
361		Sandy Spring Bancorp, Inc	14,797
445	*	Seacoast Banking Corp of Florida	10,671
726		ServisFirst Bancshares, Inc	26,412
185		Shore Bancshares, Inc	3,091
177		SI Financial Group, Inc	2,487
163		Sierra Bancorp	4,471
877	*	Signature Bank	130,138
451		Simmons First National Corp (Class A)	24,873
362		South State Corp	32,345
85	*	Southern First Bancshares, Inc	2,775
86		Southern Missouri Bancorp, Inc	3,055
169		Southern National Bancorp of Virginia, Inc	2,861
380		Southside Bancshares, Inc	12,757
265		Southwest Bancorp, Inc	6,930
541		State Bank & Trust Co	14,131
1,938		Sterling Bancorp/DE	45,931
315		Stock Yards Bancorp, Inc	12,805
179		Stonegate Bank	8,429
155		Suffolk Bancorp	6,264
127	e	Summit Financial Group, Inc	2,736
137		Sun Bancorp, Inc	3,343
7,872		SunTrust Banks, Inc	435,322
825	*	SVB Financial Group	153,524
1,928		Synovus Financial Corp	79,087
2,235		TCF Financial Corp	38,040
150		Territorial Bancorp, Inc	4,676
720	*	Texas Capital Bancshares, Inc	60,084
1,472		TFS Financial Corp	24,465
434	*	The Bancorp, Inc	2,213
263		Tompkins Trustco, Inc	21,185
854		TowneBank	27,670
330		Trico Bancshares	11,725
296	*	Tristate Capital Holdings, Inc	6,912
207	*	Triumph Bancorp, Inc	5,341
1,387		Trustco Bank Corp NY	10,888
1,035		Trustmark Corp	32,903
688		UMB Financial Corp	51,813
3,528		Umpqua Holdings Corp	62,587
621		Union Bankshares Corp	21,847
60	e	Union Bankshares, Inc	2,577
1,096	e	United Bankshares, Inc	46,306
1,078		United Community Banks, Inc	29,850
680		United Community Financial Corp	5,671
770		United Financial Bancorp, Inc (New)	13,098
364		Univest Corp of Pennsylvania	9,428
25,599		US Bancorp	1,318,349
3,791		Valley National Bancorp	44,734
129	*	Veritex Holdings, Inc	3,627
422	*	Walker & Dunlop, Inc	17,593
1,293		Washington Federal, Inc	42,798
217		Washington Trust Bancorp, Inc	10,698
124		WashingtonFirst Bankshares, Inc	3,472
384		Waterstone Financial, Inc	7,008
1,420		Webster Financial Corp	71,057
72,053		Wells Fargo & Co	4,010,470
618		WesBanco, Inc	23,552
239		West Bancorporation, Inc	5,485
315		Westamerica Bancorporation	17,586

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,438	*	Western Alliance Bancorp	$70,591
222		Western New England Bancorp, Inc	2,331
758		Wintrust Financial Corp	52,393
3,175	*	WMIH Corp	4,604
438		WSFS Financial Corp	20,126
3,172		Zions Bancorporation	133,224

		TOTAL BANKS	26,652,405

CAPITAL GOODS - 7.7%
9,277		3M Co	1,774,968
2,220		A.O. Smith Corp	113,575
619		Aaon, Inc	21,882
511		AAR Corp	17,185
865		Actuant Corp (Class A)	22,793
681		Acuity Brands, Inc	138,924
622		Advanced Drainage Systems, Inc	13,622
2,168	*	Aecom Technology Corp	77,159
522	*	Aegion Corp	11,959
908	*	Aerojet Rocketdyne Holdings, Inc	19,704
288	*	Aerovironment, Inc	8,073
1,067		AGCO Corp	64,212
1,500		Air Lease Corp	58,125
726		Aircastle Ltd	17,518
140		Alamo Group, Inc	10,667
428		Albany International Corp (Class A)	19,709
1,475		Allegion plc	111,657
91		Allied Motion Technologies, Inc	1,829
2,181		Allison Transmission Holdings, Inc	78,647
385		Altra Holdings, Inc	14,996
969	*	Ameresco, Inc	6,347
127	e	American Railcar Industries, Inc	5,220
190	*,e	American Superconductor Corp	1,303
254	*	American Woodmark Corp	23,317
3,561		Ametek, Inc	192,579
438		Apogee Enterprises, Inc	26,109
567		Applied Industrial Technologies, Inc	35,069
6,884		Arconic, Inc	181,325
244		Argan, Inc	16,141
367	*	Armstrong Flooring, Inc	6,760
642	*	Armstrong World Industries, Inc	29,564
288		Astec Industries, Inc	17,711
301	*	Astronics Corp	9,551
343		AZZ, Inc	20,408
924	*	Babcock & Wilcox Enterprises, Inc	8,630
770		Barnes Group, Inc	39,532
1,730		BE Aerospace, Inc	110,910
1,065	*	Beacon Roofing Supply, Inc	52,355
87	*,e	Blue Bird Corp	1,492
843	*	BMC Stock Holdings, Inc	19,052
9,405		Boeing Co	1,663,368
600		Briggs & Stratton Corp	13,470
1,452	*	Builders FirstSource, Inc	21,635
1,444		BWX Technologies, Inc	68,734
318	*	Caesarstone Sdot-Yam Ltd	11,527
346	*	CAI International, Inc	5,446
966		Carlisle Cos, Inc	102,792
8,791		Caterpillar, Inc	815,453
467	*	Chart Industries, Inc	16,317
1,542		Chicago Bridge & Iron Co NV	47,416
248		CIRCOR International, Inc	14,741
1,520	*	Colfax Corp	59,675
262		Columbus McKinnon Corp	6,503
593		Comfort Systems USA, Inc	21,733
601	*	Continental Building Products Inc	14,724
753		Crane Co	56,347

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

225	*	CSW Industrials, Inc	$8,257
352		Cubic Corp	18,586
2,456		Cummins, Inc	371,347
659		Curtiss-Wright Corp	60,140
4,996		Deere & Co	543,865
973	*	DigitalGlobe, Inc	31,866
199		DMC Global, Inc	2,468
1,968		Donaldson Co, Inc	89,583
296		Douglas Dynamics, Inc	9,072
2,372		Dover Corp	190,590
139	*	Ducommun, Inc	4,002
174	*	DXP Enterprises, Inc	6,589
512	*	Dycom Industries, Inc	47,590
7,257		Eaton Corp	538,107
930		EMCOR Group, Inc	58,543
10,099		Emerson Electric Co	604,526
295		Encore Wire Corp	13,570
241	*,e	Energous Corp	3,760
495	*	Energy Recovery, Inc	4,118
650		EnerSys	51,311
274	*	Engility Holdings, Inc	7,930
330		EnPro Industries, Inc	23,483
1,832		Equifax, Inc	250,508
371		ESCO Technologies, Inc	21,555
452	*	Esterline Technologies Corp	38,895
4,478		Fastenal Co	230,617
743		Federal Signal Corp	10,261
2,007		Flowserve Corp	97,179
2,196		Fluor Corp	115,553
4,728		Fortive Corp	284,720
2,359		Fortune Brands Home & Security, Inc	143,545
719		Franklin Electric Co, Inc	30,953
165		Freightcar America, Inc	2,067
618	e	GATX Corp	37,673
103	*	Gencor Industries, Inc	1,540
981	*	Generac Holdings, Inc	36,572
1,277		General Cable Corp	22,922
3,851		General Dynamics Corp	720,907
138,521		General Electric Co	4,127,926
708	*	Gibraltar Industries, Inc	29,170
312		Global Brass & Copper Holdings, Inc	10,733
253		Gorman-Rupp Co	7,944
961		Graco, Inc	90,469
128		Graham Corp	2,944
496		Granite Construction, Inc	24,894
890	*	Great Lakes Dredge & Dock Corp	3,560
414	e	Greenbrier Cos, Inc	17,843
654		Griffon Corp	16,121
815		H&E Equipment Services, Inc	19,984
187		Hardinge, Inc	2,102
1,928	*	Harsco Corp	24,582
549	*	HC2 Holdings, Inc	3,404
3,101	*	HD Supply Holdings, Inc	127,529
279		HEICO Corp	24,329
581		HEICO Corp (Class A)	43,575
316	*	Herc Holdings, Inc	15,449
1,429		Hexcel Corp	77,952
900		Hillenbrand, Inc	32,265
11,998		Honeywell International, Inc	1,498,190
857		Hubbell, Inc	102,883
718		Huntington Ingalls	143,772
78		Hurco Cos, Inc	2,426
138		Hyster-Yale Materials Handling, Inc	7,782
1,284		IDEX Corp	120,067
137	*	IES Holdings, Inc	2,480
4,660		Illinois Tool Works, Inc	617,310

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,102		Ingersoll-Rand plc	$333,575
267		Insteel Industries, Inc	9,649
1,338		ITT, Inc	54,885
1,849		Jacobs Engineering Group, Inc	102,213
262	*	JELD-WEN Holding, Inc	8,607
446		John Bean Technologies Corp	39,226
14,282		Johnson Controls International plc	601,558
1,591		Joy Global, Inc	44,946
148		Kadant, Inc	8,784
415		Kaman Corp	19,974
2,207		KBR, Inc	33,171
1,208		Kennametal, Inc	47,390
488	*,e	KEYW Holding Corp	4,607
781	*	KLX, Inc	34,911
600	*	Kratos Defense & Security Solutions, Inc	4,668
1,169		L3 Technologies, Inc	193,224
87	*	Lawson Products, Inc	1,953
285	*	Layne Christensen Co	2,519
613		Lennox International, Inc	102,555
942		Lincoln Electric Holdings, Inc	81,822
165	e	Lindsay Corp	14,540
4,008		Lockheed Martin Corp	1,072,541
289		LSI Industries, Inc	2,916
242	*	Lydall, Inc	12,971
3,545		Manitowoc Co, Inc	20,206
5,196		Masco Corp	176,612
503	*	Masonite International Corp	39,863
1,117	*	Mastec, Inc	44,736
863	*	Mercury Systems, Inc	33,700
1,229	*	Meritor, Inc	21,053
873	*	Middleby Corp	119,121
250	*	Milacron Holdings Corp	4,652
168		Miller Industries, Inc	4,427
491	*	Moog, Inc (Class A)	33,069
1,441	*	MRC Global, Inc	26,414
731		MSC Industrial Direct Co (Class A)	75,118
862		Mueller Industries, Inc	29,506
2,264		Mueller Water Products, Inc (Class A)	26,760
301	*	MYR Group, Inc	12,341
68		National Presto Industries, Inc	6,950
755	*	Navistar International Corp	18,588
446	*	NCI Building Systems, Inc	7,649
229	*	Neff Corp	4,454
442		NN, Inc	11,138
877		Nordson Corp	107,731
2,640		Northrop Grumman Corp	627,898
1,637	*	NOW, Inc	27,763
108	*	NV5 Holdings, Inc	4,061
44		Omega Flex, Inc	2,103
915		Orbital ATK, Inc	89,670
1,386	*	Orion Marine Group, Inc	10,353
1,122		Oshkosh Truck Corp	76,958
1,809		Owens Corning, Inc	111,018
5,327		Paccar, Inc	357,974
2,064		Parker Hannifin Corp	330,900
317	*	Patrick Industries, Inc	22,475
2,566		Pentair plc	161,093
692	*	PGT, Inc	7,439
2,919	*,e	Plug Power, Inc	4,028
412	*	Ply Gem Holdings, Inc	8,116
125		Powell Industries, Inc	4,305
28		Preformed Line Products Co	1,460
613		Primoris Services Corp	14,234
418	*	Proto Labs, Inc	21,360
492		Quanex Building Products Corp	9,963
2,309	*	Quanta Services, Inc	85,687

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

551		Raven Industries, Inc	$16,007
4,688		Raytheon Co	714,920
339	*	RBC Bearings, Inc	32,913
687		Regal-Beloit Corp	51,972
1,269	*	Rexnord Corp	29,289
2,021		Rockwell Automation, Inc	314,690
2,079		Rockwell Collins, Inc	201,996
1,591		Roper Industries, Inc	328,526
96	*	Rush Enterprises, Inc	2,993
520	*	Rush Enterprises, Inc (Class A)	17,202
604		Simpson Manufacturing Co, Inc	26,026
157	*	SiteOne Landscape Supply, Inc	7,600
931		Snap-On, Inc	157,032
136	*	Sparton Corp	2,855
2,039		Spirit Aerosystems Holdings, Inc (Class A)	118,099
647	*	SPX Corp	15,690
542	*	SPX FLOW, Inc	18,813
183		Standex International Corp	18,327
2,397		Stanley Works	318,489
354		Sun Hydraulics Corp	12,783
978	*,e	Sunrun, Inc	5,281
684		Supreme Industries, Inc	13,858
773	*	Taser International, Inc	17,617
491	*	Teledyne Technologies, Inc	62,092
268		Tennant Co	19,470
1,624		Terex Corp	50,994
401		Textainer Group Holdings Ltd	6,135
4,176		Textron, Inc	198,736
267	*,e	The ExOne Company	2,721
460	*	Thermon Group Holdings	9,586
1,085		Timken Co	49,042
592		Titan International, Inc	6,121
282	*	Titan Machinery, Inc	4,326
1,606		Toro Co	100,311
785		TransDigm Group, Inc	172,826
451	*	Trex Co, Inc	31,295
649	*	Trimas Corp	13,467
2,253		Trinity Industries, Inc	59,817
984		Triton International Ltd	25,377
753		Triumph Group, Inc	19,390
585	*	Tutor Perini Corp	18,603
1,361	*	United Rentals, Inc	170,193
12,239		United Technologies Corp	1,373,338
667	*	Univar, Inc	20,450
291		Universal Forest Products, Inc	28,675
1,341	*	USG Corp	42,644
340		Valmont Industries, Inc	52,870
156	*	Vectrus, Inc	3,487
112	*	Veritiv Corp	5,802
200	*	Vicor Corp	3,220
861		W.W. Grainger, Inc	200,406
976		Wabash National Corp	20,193
811	*	WABCO Holdings, Inc	95,228
405		Watsco, Inc	57,988
405		Watts Water Technologies, Inc (Class A)	25,252
1,943	*	Welbilt, Inc	38,141
849	*	Wesco Aircraft Holdings, Inc	9,679
719	*	WESCO International, Inc	50,006
1,329		Westinghouse Air Brake Technologies Corp	103,662
71	*	Willis Lease Finance Corp	1,587
811		Woodward Governor Co	55,083
2,761		Xylem, Inc	138,657

		TOTAL CAPITAL GOODS	29,698,914

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
807		ABM Industries, Inc	$35,185
731	*	Acacia Research (Acacia Technologies)	4,203
1,616	*	ACCO Brands Corp	21,250
661	*	Advisory Board Co	30,935
152	*,e	Aqua Metals, Inc	2,970
601	*	ARC Document Solutions, Inc	2,073
97		Barrett Business Services, Inc	5,298
688		Brady Corp (Class A)	26,591
669		Brink’s Co	35,758
524	*	Casella Waste Systems, Inc (Class A)	7,394
758	*	CBIZ, Inc	10,271
480		CEB, Inc	37,728
433		Ceco Environmental Corp	4,551
1,411		Cintas Corp	178,548
819	*	Clean Harbors, Inc	45,553
218	*,e	Cogint, Inc	1,014
1,524	*	Copart, Inc	94,381
1,794		Covanta Holding Corp	28,166
128		CRA International, Inc	4,522
767		Deluxe Corp	55,354
562		Dun & Bradstreet Corp	60,662
2,090	*,m	Dyax Corp	2,320
351		Ennis, Inc	5,967
556		Essendant, Inc	8,423
434		Exponent, Inc	25,845
148	*	Franklin Covey Co	2,990
640	*	FTI Consulting, Inc	26,349
191	*	GP Strategies Corp	4,832
1,162		Healthcare Services Group	50,071
286		Heidrick & Struggles International, Inc	7,536
347	*	Heritage-Crystal Clean, Inc	4,754
868		Herman Miller, Inc	27,385
315	*	Hill International, Inc	1,307
664		HNI Corp	30,604
334	*	Huron Consulting Group, Inc	14,061
261	*	ICF International, Inc	10,779
608	*	Innerworkings, Inc	6,056
296		Insperity, Inc	26,240
1,005		Interface, Inc	19,145
2,170		KAR Auction Services, Inc	94,764
439		Kelly Services, Inc (Class A)	9,597
366		Kforce, Inc	8,692
577		Kimball International, Inc (Class B)	9,520
681		Knoll, Inc	16,215
867		Korn/Ferry International	27,302
397		LSC Communications, Inc	9,989
1,126		Manpower, Inc	115,494
491		Matthews International Corp (Class A)	33,216
379		McGrath RentCorp	12,723
1,666	*,m	Media General, Inc	0
259	*	Mistras Group, Inc	5,537
656		Mobile Mini, Inc	20,008
475		MSA Safety, Inc	33,578
200		Multi-Color Corp	14,200
700	*	Navigant Consulting, Inc	16,002
5,647		Nielsen NV	233,278
1,250	*	NL Industries, Inc	8,062
725	*	On Assignment, Inc	35,184
2,896		Pitney Bowes, Inc	37,967
448		Quad Graphics, Inc	11,308
3,829		Republic Services, Inc	240,499
514		Resources Connection, Inc	8,609
1,970		Robert Half International, Inc	96,195
1,379		Rollins, Inc	51,202
778	*	RPX Corp	9,336

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,060		RR Donnelley & Sons Co	$12,837
241	*	SP Plus Corp	8,134
1,350		Steelcase, Inc (Class A)	22,613
1,311	*	Stericycle, Inc	108,669
402	*	Team, Inc	10,874
848		Tetra Tech, Inc	34,641
817	*	TransUnion	31,332
235	*	TRC Cos, Inc	4,101
632	*	TriNet Group, Inc	18,265
645	*	TrueBlue, Inc	17,641
232		Unifirst Corp	32,816
314		US Ecology, Inc	14,711
2,412	*	Verisk Analytics, Inc	195,710
291		Viad Corp	13,153
134		VSE Corp	5,467
563	*	WageWorks, Inc	40,705
6,997		Waste Management, Inc	510,221
699		West Corp	17,070

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,224,508

CONSUMER DURABLES & APPAREL - 1.4%
563	*	Acushnet Holdings Corp	9,729
818	*,e	American Outdoor Brands Corp	16,205
194		Bassett Furniture Industries, Inc	5,219
565	*	Beazer Homes USA, Inc	6,853
1,532		Brunswick Corp	93,758
1,137		CalAtlantic Group, Inc	42,581
1,433		Callaway Golf Co	15,863
770		Carter’s, Inc	69,146
119	*	Cavco Industries, Inc	13,852
221	*	Century Communities, Inc	5,613
4,307		Coach, Inc	178,008
419		Columbia Sportswear Co	24,616
385	*	CROCS, Inc	2,722
125		CSS Industries, Inc	3,240
167		Culp, Inc	5,210
498	*	Deckers Outdoor Corp	29,746
108	*	Delta Apparel, Inc	1,904
5,213		DR Horton, Inc	173,645
167		Escalade, Inc	2,154
300		Ethan Allen Interiors, Inc	9,195
81		Flexsteel Industries, Inc	4,082
730	*,e	Fossil Group, Inc	12,738
1,775	*	Garmin Ltd	90,720
658	*	G-III Apparel Group Ltd	14,404
1,762	*,e	GoPro, Inc	15,329
578	*,e	Green Brick Partners, Inc	5,751
5,812		Hanesbrands, Inc	120,657
1,824		Hasbro, Inc	182,072
411	*	Helen of Troy Ltd	38,716
173		Hooker Furniture Corp	5,372
2,504	*	Hovnanian Enterprises, Inc (Class A)	5,684
753	*	Iconix Brand Group, Inc	5,663
465	*	Installed Building Products Inc	24,529
530	*	iRobot Corp	35,054
257	*	Jakks Pacific, Inc	1,413
70		Johnson Outdoors, Inc	2,555
1,956	*	Kate Spade & Co	45,438
1,304		KB Home	25,924
681		La-Z-Boy, Inc	18,387
2,049		Leggett & Platt, Inc	103,106
138		Lennar Corp (B Shares)	5,768
2,789		Lennar Corp (Class A)	142,769
235	*,e	LGI Homes, Inc	7,969
365		Libbey, Inc	5,322

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

163		Lifetime Brands, Inc	$3,276
1,502	*	Lululemon Athletica, Inc	77,909
385	*	M/I Homes, Inc	9,432
287	*	Malibu Boats Inc	6,443
156		Marine Products Corp	1,696
5,223		Mattel, Inc	133,761
121		MCBC Holdings, Inc	1,957
585		MDC Holdings, Inc	17,579
567	*	Meritage Homes Corp	20,866
2,744	*	Michael Kors Holdings Ltd	104,574
953	*	Mohawk Industries, Inc	218,704
227		Movado Group, Inc	5,664
66		Nacco Industries, Inc (Class A)	4,607
631	*	Nautilus, Inc	11,516
389	*	New Home Co Inc	4,069
7,318		Newell Rubbermaid, Inc	345,190
20,885		Nike, Inc (Class B)	1,163,921
56	*	NVR, Inc	117,985
276		Oxford Industries, Inc	15,804
161	*	Perry Ellis International, Inc	3,458
1,245		Phillips-Van Heusen Corp	128,820
931	e	Polaris Industries, Inc	78,018
689		Pool Corp	82,218
5,367		Pulte Homes, Inc	126,393
882		Ralph Lauren Corp	71,989
646	*,e	Sequential Brands Group, Inc	2,513
2,356	*	Skechers U.S.A., Inc (Class A)	64,672
933	*	Steven Madden Ltd	35,967
272	e	Sturm Ruger & Co, Inc	14,566
100		Superior Uniform Group, Inc	1,860
461	*	Taylor Morrison Home Corp	9,829
847	*,e	Tempur-Pedic International, Inc	39,352
2,454	*	Toll Brothers, Inc	88,614
567	*	TopBuild Corp	26,649
2,322	*	TRI Pointe Homes, Inc	29,118
774		Tupperware Corp	48,545
128	*	UCP, Inc (Class A)	1,299
2,861	*	Under Armour, Inc	52,356
2,820	*,e	Under Armour, Inc (Class A)	55,780
226	*	Unifi, Inc	6,416
205	*	Universal Electronics, Inc	14,042
320	*	Vera Bradley, Inc	2,979
5,298		VF Corp	291,231
5,863	*,e	Vince Holding Corp	9,088
917	*	Vista Outdoor, Inc	18,881
99		Weyco Group, Inc	2,780
1,201		Whirlpool Corp	205,767
428	*,e	William Lyon Homes, Inc	8,825
1,495		Wolverine World Wide, Inc	37,330
423	*	Zagg, Inc	3,046

		TOTAL CONSUMER DURABLES & APPAREL	5,456,035

CONSUMER SERVICES - 2.2%
224	*	American Public Education, Inc	5,130
3,771		ARAMARK Holdings Corp	139,037
193	*	Ascent Media Corp (Series A)	2,727
1,433	*	Belmond Ltd.	17,339
356	*	BJ’s Restaurants, Inc	14,382
1,790		Bloomin’ Brands, Inc	35,317
331		Bob Evans Farms, Inc	21,472
120	*	Bojangles’, Inc	2,460
1,270	*	Boyd Gaming Corp	27,953
192	*	Bridgepoint Education, Inc	2,049
668	*	Bright Horizons Family Solutions	48,423
865		Brinker International, Inc	38,025

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

289	*	Buffalo Wild Wings, Inc	$44,145
1,337	*	Caesars Acquisition Co	20,590
785	*,e	Caesars Entertainment Corp	7,497
222	*	Cambium Learning Group, Inc	1,088
164		Capella Education Co	13,944
1,325	*	Career Education Corp	11,527
6,498		Carnival Corp	382,797
234		Carriage Services, Inc	6,346
507	*	Carrols Restaurant Group, Inc	7,174
348	*	Century Casinos, Inc	2,631
732		Cheesecake Factory	46,379
1,106	*,e	Chegg, Inc	9,335
442	*	Chipotle Mexican Grill, Inc (Class A)	196,920
520		Choice Hotels International, Inc	32,552
194		Churchill Downs, Inc	30,817
247	*	Chuy’s Holdings, Inc	7,361
982		ClubCorp Holdings, Inc	15,761
92		Collectors Universe	2,401
294	e	Cracker Barrel Old Country Store, Inc	46,819
1,817		Darden Restaurants, Inc	152,028
582	*	Dave & Buster’s Entertainment, Inc	35,554
331	*	Del Frisco’s Restaurant Group, Inc	5,975
342	*	Del Taco Restaurants, Inc	4,535
1,168	*	Denny’s Corp	14,448
918		DeVry Education Group, Inc	32,543
266		DineEquity, Inc	14,476
775		Domino’s Pizza, Inc	142,832
1,432		Dunkin Brands Group, Inc	78,302
302	*,e	El Pollo Loco Holdings, Inc	3,609
435	*,e	Eldorado Resorts, Inc	8,232
38	*	Empire Resorts, Inc	921
1,135		Extended Stay America, Inc	18,092
402	*	Fiesta Restaurant Group, Inc	9,728
83	*	Fogo De Chao, Inc	1,349
149		Golden Entertainment, Inc	1,971
80		Graham Holdings Co	47,964
641	*	Grand Canyon Education, Inc	45,902
3,723		H&R Block, Inc	86,560
163	*,e	Habit Restaurants, Inc	2,885
809	*	Hilton Grand Vacations, Inc	23,186
2,699		Hilton Worldwide Holdings, Inc	157,784
1,907	*	Houghton Mifflin Harcourt Co	19,356
634	*	Hyatt Hotels Corp	34,223
1,670		ILG, Inc	35,003
1,368		International Game Technology plc	32,422
373		International Speedway Corp (Class A)	13,782
251	*	Intrawest Resorts Holdings Inc	6,277
353	*	Isle of Capri Casinos, Inc	9,305
211	*	J Alexander’s Holdings, Inc	2,121
509		Jack in the Box, Inc	51,775
192	*,e	Jamba, Inc	1,738
461	*	K12, Inc	8,828
117	*,e	Kona Grill, Inc	737
1,351	*	La Quinta Holdings, Inc	18,265
5,797		Las Vegas Sands Corp	330,835
83		Liberty Tax, Inc	1,183
227	*	Lindblad Expeditions Holdings, Inc	2,034
281	*	Luby’s, Inc	874
271		Marcus Corp	8,699
5,037		Marriott International, Inc (Class A)	474,385
336		Marriott Vacations Worldwide Corp	33,576
13,109		McDonald’s Corp	1,699,057
7,324		MGM Resorts International	200,678
139	*	Monarch Casino & Resort, Inc	4,106
49	*	Nathan’s Famous, Inc	3,070
279	*,e	Noodles & Co	1,604

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,457	*	Norwegian Cruise Line Holdings Ltd	$124,644
344	*,e	Panera Bread Co (Class A)	90,083
432		Papa John’s International, Inc	34,577
1,142	*	Penn National Gaming, Inc	21,047
905	*	Pinnacle Entertainment, Inc	17,666
396		Planet Fitness, Inc	7,631
320	*	Potbelly Corp	4,448
238	*	Red Lion Hotels Corp	1,678
204	*	Red Robin Gourmet Burgers, Inc	11,924
460		Red Rock Resorts, Inc	10,203
607	*	Regis Corp	7,114
2,698		Royal Caribbean Cruises Ltd	264,701
779	*	Ruby Tuesday, Inc	2,189
473		Ruth’s Chris Steak House, Inc	9,484
1,197	*	Scientific Games Corp (Class A)	28,309
956		SeaWorld Entertainment, Inc	17,466
2,955		Service Corp International	91,250
2,089	*	ServiceMaster Global Holdings, Inc	87,216
240	*,e	Shake Shack, Inc	8,016
1,116		Six Flags Entertainment Corp	66,391
729		Sonic Corp	18,487
800	*	Sotheby’s (Class A)	36,384
164		Speedway Motorsports, Inc	3,090
22,492		Starbucks Corp	1,313,308
17	*	Steak N Shake Co	7,344
149		Strayer Education, Inc	11,993
1,016		Texas Roadhouse, Inc (Class A)	45,242
616		Vail Resorts, Inc	118,210
412	*	Weight Watchers International, Inc	6,415
3,342		Wendy’s	45,485
245		Wingstop, Inc	6,929
1,688		Wyndham Worldwide Corp	142,282
1,234		Wynn Resorts Ltd	141,429
5,685	*	Yum China Holdings, Inc	154,632
5,499		Yum! Brands, Inc	351,386
274	*,e	Zoe’s Kitchen, Inc	5,069

		TOTAL CONSUMER SERVICES	8,436,929

DIVERSIFIED FINANCIALS - 4.3%
853		Affiliated Managers Group, Inc	139,841
430		AG Mortgage Investment Trust	7,761
5,639		AGNC Investment Corp	112,160
6,925		Ally Financial, Inc	140,785
766		Altisource Residential Corp	11,682
12,129		American Express Co	959,525
2,442		Ameriprise Financial, Inc	316,679
15,988		Annaly Capital Management, Inc	177,627
1,539		Anworth Mortgage Asset Corp	8,541
1,118		Apollo Commercial Real Estate Finance, Inc	21,030
100		Ares Commercial Real Estate Corp	1,338
359	e	Arlington Asset Investment Corp (Class A)	5,073
566		ARMOUR Residential REIT, Inc	12,854
577		Artisan Partners Asset Management, Inc	15,925
86		Associated Capital Group, Inc	3,109
142		B. Riley Financial, Inc	2,130
16,506		Bank of New York Mellon Corp	779,578
3,329		BGC Partners, Inc (Class A)	37,817
1,971		BlackRock, Inc	755,898
7,483		Capital One Financial Corp	648,477
1,382		Capstead Mortgage Corp	14,566
1,261		CBOE Holdings, Inc	102,229
18,137		Charles Schwab Corp	740,171
2,903		Chimera Investment Corp	58,583
5,344		CME Group, Inc	634,867
321		Cohen & Steers, Inc	12,830

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

387	*,e	Cowen Group, Inc	$5,786
132	*,e	Credit Acceptance Corp	26,322
2,338		CYS Investments, Inc	18,587
41		Diamond Hill Investment Group, Inc	7,977
6,334		Discover Financial Services	433,182
397	*	Donnelley Financial Solutions, Inc	7,658
776		Dynex Capital, Inc	5,502
4,309	*	E*TRADE Financial Corp	150,341
1,765		Eaton Vance Corp	79,354
375	*	Encore Capital Group, Inc	11,550
366	*	Enova International, Inc	5,435
601		Evercore Partners, Inc (Class A)	46,818
690	*	Ezcorp, Inc (Class A)	5,624
613		Factset Research Systems, Inc	101,090
105		FBR & Co	1,895
1,439		Federated Investors, Inc (Class B)	37,903
820		Financial Engines, Inc	35,711
737		FirstCash, Inc	36,224
1,222	*	FNFV Group	16,192
5,685		Franklin Resources, Inc	239,566
464		Gain Capital Holdings, Inc	3,865
86		GAMCO Investors, Inc (Class A)	2,545
6,081		Goldman Sachs Group, Inc	1,396,927
203		Great Ajax Corp	2,649
662	*	Green Dot Corp	22,084
424		Greenhill & Co, Inc	12,423
560		Hannon Armstrong Sustainable Infrastructure Capital, Inc	11,312
73		Hennessy Advisors, Inc	1,227
185		Houlihan Lokey, Inc	6,373
978		Interactive Brokers Group, Inc (Class A)	33,956
9,221		IntercontinentalExchange Group, Inc	552,061
215	*	INTL FCStone, Inc	8,161
6,359		Invesco Ltd	194,776
1,752		Invesco Mortgage Capital, Inc	27,016
524		Investment Technology Group, Inc	10,611
12,979	e	iShares Russell 3000 Index Fund	1,815,762
2,221		Janus Capital Group, Inc	29,317
767	*	KCG Holdings, Inc	13,676
628		Ladder Capital Corp	9,068
1,533	*	Ladenburg Thalmann Financial Services, Inc	3,802
1,953		Lazard Ltd (Class A)	89,818
1,621		Legg Mason, Inc	58,534
5,108	*	LendingClub Corp	28,043
5,119		Leucadia National Corp	133,094
1,320		LPL Financial Holdings, Inc	52,576
225		Manning & Napier, Inc	1,283
584		MarketAxess Holdings, Inc	109,494
102		Marlin Business Services Corp	2,627
6,940		MFA Mortgage Investments, Inc	56,075
287		Moelis & Co	11,050
2,731		Moody’s Corp	305,981
22,496		Morgan Stanley	963,729
276		Morningstar, Inc	21,694
1,447		MSCI, Inc (Class A)	140,634
922		MTGE Investment Corp	15,444
1,844		NASDAQ OMX Group, Inc	128,066
5,090		Navient Corp	75,128
312		Nelnet, Inc (Class A)	13,684
4,634		New Residential Investment Corp	78,685
1,563		New York Mortgage Trust, Inc	9,644
341		NewStar Financial, Inc	3,608
3,221		Northern Trust Corp	278,874
431		OM Asset Management plc	6,517
750	*,e	On Deck Capital, Inc	3,780
821	*	OneMain Holdings, Inc	20,402
147		Oppenheimer Holdings, Inc	2,514

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

262		Orchid Island Capital, Inc	$2,617
145		Owens Realty Mortgage, Inc	2,581
1,079		PennyMac Mortgage Investment Trust	19,152
324	*	Pico Holdings, Inc	4,536
236		Piper Jaffray Cos	15,069
271		PJT Partners, Inc	9,509
719	*	PRA Group, Inc	23,835
189		Pzena Investment Management, Inc (Class A)	1,860
1,951		Raymond James Financial, Inc	148,783
1,174		Redwood Trust, Inc	19,500
143	*	Regional Management Corp	2,778
422		Resource Capital Corp	4,123
4,202		S&P Global, Inc	549,369
296	*	Safeguard Scientifics, Inc	3,759
1,619	*	Santander Consumer USA Holdings, Inc	21,565
2,055		SEI Investments Co	103,654
111		Silvercrest Asset Management Group, Inc	1,476
6,595	*	SLM Corp	79,800
4,025		Starwood Property Trust, Inc	90,885
6,162		State Street Corp	490,557
977	*	Stifel Financial Corp	49,036
13,182		Synchrony Financial	452,143
3,832		T Rowe Price Group, Inc	261,151
3,919		TD Ameritrade Holding Corp	152,292
4,823		Thomson Corp	208,498
433		Tiptree Financial, Inc	3,161
5,213		Two Harbors Investment Corp	49,993
382		Virtu Financial, Inc	6,494
95		Virtus Investment Partners, Inc	10,061
3,247		Voya Financial, Inc	123,256
1,207	e	Waddell & Reed Financial, Inc (Class A)	20,519
614		Western Asset Mortgage Capital Corp	5,999
113		Westwood Holdings Group, Inc	6,035
69	*,e	Wins Finance Holdings, Inc	10,004
1,867	e	WisdomTree Investments, Inc	16,952
90	*	World Acceptance Corp	4,660

		TOTAL DIVERSIFIED FINANCIALS	16,738,044

ENERGY - 6.1%
1,395	*	Abraxas Petroleum Corp	2,818
30		Adams Resources & Energy, Inc	1,120
730		Alon USA Energy, Inc	8,899
8,700		Anadarko Petroleum Corp	539,400
2,932	*	Antero Resources Corp	66,879
6,017		Apache Corp	309,214
1,719		Archrock, Inc	21,316
242	e	Ardmore Shipping Corp	1,948
1,019	*	Atwood Oceanics, Inc	9,711
6,817		Baker Hughes, Inc	407,793
2,315	*	Bill Barrett Corp	10,533
1,123		Bristow Group, Inc	17,081
7,214		Cabot Oil & Gas Corp	172,487
1,019	*,e	California Resources Corp	15,326
2,871	*	Callon Petroleum Co	37,782
335	*,e	CARBO Ceramics, Inc	4,368
852	*	Carrizo Oil & Gas, Inc	24,418
3,106	*	Cheniere Energy, Inc	146,821
9,184	*,e	Chesapeake Energy Corp	54,553
29,644		Chevron Corp	3,182,876
1,474		Cimarex Energy Co	176,128
93	*	Clayton Williams Energy, Inc	12,283
1,943	*	Clean Energy Fuels Corp	4,955
2,219	*	Concho Resources, Inc	284,786
19,545		ConocoPhillips	974,709
3,461	*	Consol Energy, Inc	58,076

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

368	*	Contango Oil & Gas Co	$2,694
1,298	*	Continental Resources, Inc	58,955
212	e	CVR Energy, Inc	4,257
318	*	Dawson Geophysical Co	1,768
967		Delek US Holdings, Inc	23,469
7,928	*	Denbury Resources, Inc	20,454
8,119		Devon Energy Corp	338,725
1,341		DHT Holdings, Inc	5,994
994	*,e	Diamond Offshore Drilling, Inc	16,610
1,398	*	Diamondback Energy, Inc	144,994
385	*	Dorian LPG Ltd	4,054
582	*	Dril-Quip, Inc	31,748
1,505	*	Energen Corp	81,932
4,645		Ensco plc	41,573
8,665		EOG Resources, Inc	845,271
2,238	*,e	EP Energy Corp	10,630
2,714		EQT Corp	165,825
272	*	Era Group, Inc	3,607
619	*,e	Erin Energy Corp	1,486
468		Evolution Petroleum Corp	3,744
499	*	Exterran Corp	15,694
529	*,e	Extraction Oil & Gas, Inc	9,813
65,754	d	Exxon Mobil Corp	5,392,485
1,866	*	Fairmount Santrol Holdings, Inc	13,678
928	*	Forum Energy Technologies, Inc	19,210
539		Frank’s International NV	5,697
968		Frontline Ltd	6,524
635		GasLog Ltd	9,747
430	*	Gener8 Maritime, Inc	2,438
283	*	Geospace Technologies Corp	4,593
1,362		Golar LNG Ltd	38,041
569		Green Plains Renewable Energy, Inc	14,083
2,531	*	Gulfport Energy Corp	43,508
13,343		Halliburton Co	656,609
2,754	*	Helix Energy Solutions Group, Inc	21,399
1,507		Helmerich & Payne, Inc	100,321
4,385		Hess Corp	211,401
2,534		HollyFrontier Corp	71,814
489	*	Independence Contract Drilling, Inc	2,694
181	*	International Seaways, Inc	3,461
13	*	Isramco, Inc	1,523
2,916	*,e	Jones Energy, Inc (Class A)	7,437
30,407		Kinder Morgan, Inc	661,048
2,251	*	Kosmos Energy LLC	14,992
2,081	*	Laredo Petroleum Holdings, Inc	30,383
13,191		Marathon Oil Corp	208,418
8,286		Marathon Petroleum Corp	418,774
1,269	*	Matador Resources Co	30,189
383	*	Matrix Service Co	6,319
4,780	*	McDermott International, Inc	32,265
2,551		Murphy Oil Corp	72,933
4,427		Nabors Industries Ltd	57,861
5,943		National Oilwell Varco, Inc	238,255
180	*	Natural Gas Services Group, Inc	4,689
764		Navios Maritime Acq Corp	1,314
3,066	*	Newfield Exploration Co	113,166
1,448	*	Newpark Resources, Inc	11,729
5,102		Noble Corp plc	31,581
6,747		Noble Energy, Inc	231,692
1,280	e	Nordic American Tanker Shipping	10,470
911	*,e	Northern Oil And Gas, Inc	2,369
3,333	*	Oasis Petroleum, Inc	47,529
12,022		Occidental Petroleum Corp	761,714
1,507		Oceaneering International, Inc	40,810
784	*	Oil States International, Inc	25,990
3,234		Oneok, Inc	179,293

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

546		Overseas Shipholding Group, Inc	$2,108
627	*	Pacific Ethanol, Inc	4,295
355		Panhandle Oil and Gas, Inc (Class A)	6,816
482	*	Par Pacific Holdings, Inc	7,948
2,265	*	Parker Drilling Co	3,964
3,471	*	Parsley Energy, Inc	112,842
2,231		Patterson-UTI Energy, Inc	54,146
1,508		PBF Energy, Inc	33,432
853	*	PDC Energy, Inc	53,185
176	*	PHI, Inc	2,108
7,167		Phillips 66	567,770
1,182	*	Pioneer Energy Services Corp	4,728
2,563		Pioneer Natural Resources Co	477,307
3,400	*	Questar Market Resources, Inc	43,214
3,133		Range Resources Corp	91,170
641	*	Renewable Energy Group, Inc	6,698
92	*	Rex American Resources Corp	8,325
2,370	*	Rice Energy, Inc	56,169
159	*	RigNet, Inc	3,411
626	*	Ring Energy, Inc	6,773
1,813	*	Rowan Cos plc	28,246
849	e	RPC, Inc	15,545
1,497	*	RSP Permian, Inc	62,021
1,615	*,e	Sanchez Energy Corp	15,407
21,916		Schlumberger Ltd	1,711,640
2,573		Scorpio Tankers, Inc	11,424
341	*	SEACOR Holdings, Inc	23,594
9,525	*,e	Seadrill Ltd	15,716
967		SemGroup Corp	34,812
859	e	Ship Finance International Ltd	12,627
1,451		SM Energy Co	34,853
7,432	*	Southwestern Energy Co	60,719
2,737	*	SRC Energy, Inc	23,100
2,325	*	Superior Energy Services	33,154
2,789		Targa Resources Investments, Inc	167,061
671	e	Teekay Corp	6,140
1,777		Teekay Tankers Ltd (Class A)	3,643
615	*	Tesco Corp	4,951
1,886		Tesoro Corp	152,879
1,431	*	Tetra Technologies, Inc	5,824
5,322	*	Transocean Ltd (NYSE)	66,259
1,103	*	Unit Corp	26,648
1,151		US Silica Holdings Inc	55,236
7,414		Valero Energy Corp	491,474
923	*	W&T Offshore, Inc	2,557
16,389	*	Weatherford International Ltd	108,987
1,394		Western Refining, Inc	48,888
292	*	Westmoreland Coal Co	4,240
4,139	*	Whiting Petroleum Corp	39,155
701	*	Willbros Group, Inc	1,921
11,629		Williams Cos, Inc	344,102
1,068		World Fuel Services Corp	38,715
6,004	*	WPX Energy, Inc	80,394

		TOTAL ENERGY	23,518,364

FOOD & STAPLES RETAILING - 1.4%
418		Andersons, Inc	15,842
618		Casey’s General Stores, Inc	69,370
300	*	Chefs’ Warehouse Holdings, Inc	4,170
16,922		CVS Health Corp	1,328,377
213		Ingles Markets, Inc (Class A)	9,191
14,988		Kroger Co	441,996
95	*,e	Natural Grocers by Vitamin C	987
462	*	Performance Food Group Co	10,996
308		Pricesmart, Inc	28,398

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15,881	*	Rite Aid Corp	$67,494
389	*,e	Smart & Final Stores, Inc	4,707
546		Spartan Stores, Inc	19,104
1,763	*	Sprouts Farmers Market, Inc	40,761
3,759	*	Supervalu, Inc	14,510
8,314		Sysco Corp	431,663
759	*	United Natural Foods, Inc	32,812
695	*	US Foods Holding Corp	19,446
77		Village Super Market (Class A)	2,040
13,557		Walgreens Boots Alliance, Inc	1,125,909
23,855		Wal-Mart Stores, Inc	1,719,469
148		Weis Markets, Inc	8,828
4,900		Whole Foods Market, Inc	145,628

		TOTAL FOOD & STAPLES RETAILING	5,541,698

FOOD, BEVERAGE & TOBACCO - 5.2%
387		AdvancePierre Foods Holdings, Inc	12,063
100		Alico, Inc	2,640
98	*	Alliance One International, Inc	1,259
30,846		Altria Group, Inc	2,203,021
373	*,e	Amplify Snack Brands, Inc	3,133
9,056		Archer Daniels Midland Co	416,938
966	e	B&G Foods, Inc (Class A)	38,881
926	*	Blue Buffalo Pet Products, Inc	21,298
130	*	Boston Beer Co, Inc (Class A)	18,804
966		Brown-Forman Corp	45,470
3,097		Brown-Forman Corp (Class B)	143,019
2,146		Bunge Ltd	170,092
271		Calavo Growers, Inc	16,423
486	e	Cal-Maine Foods, Inc	17,885
2,954		Campbell Soup Co	169,087
72		Coca-Cola Bottling Co Consolidated	14,833
61,429		Coca-Cola Co	2,607,047
6,983		ConAgra Foods, Inc	281,694
2,548		Constellation Brands, Inc (Class A)	412,954
6,868		Costco Wholesale Corp	1,151,695
142	*	Craft Brewers Alliance, Inc	1,896
2,386	*	Darling International, Inc	34,645
1,357		Dean Foods Co	26,679
2,991		Dr Pepper Snapple Group, Inc	292,879
200	*	Farmer Bros Co	7,070
2,671		Flowers Foods, Inc	51,844
499		Fresh Del Monte Produce, Inc	29,556
307	*	Freshpet, Inc	3,377
9,254		General Mills, Inc	546,079
1,797	*	Hain Celestial Group, Inc	66,848
2,201		Hershey Co	240,459
4,210		Hormel Foods Corp	145,792
1,147		Ingredion, Inc	138,133
281	*	Inventure Foods, Inc	1,242
187		J&J Snack Foods Corp	25,350
1,876		J.M. Smucker Co	245,906
121		John B. Sanfilippo & Son, Inc	8,856
3,812		Kellogg Co	276,789
9,428		Kraft Heinz Co	856,157
2,246		Lamb Weston Holdings, Inc	94,467
289		Lancaster Colony Corp	37,235
359	*	Landec Corp	4,308
244	*	Lifeway Foods, Inc	2,618
150		Limoneira Co	3,137
1,832		McCormick & Co, Inc	178,712
2,944		Mead Johnson Nutrition Co	262,252
188		Mgp Ingredients, Inc	10,195
2,670		Molson Coors Brewing Co (Class B)	255,546
23,556		Mondelez International, Inc	1,014,792

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,508	*	Monster Beverage Corp	$300,474
177		National Beverage Corp	14,962
311		Omega Protein Corp	6,236
22,773		PepsiCo, Inc	2,547,388
24,433		Philip Morris International, Inc	2,758,486
908		Pilgrim’s Pride Corp	20,435
1,937		Pinnacle Foods, Inc	112,094
1,066	*	Post Holdings, Inc	93,296
315	*	Primo Water Corp	4,278
13,017		Reynolds American, Inc	820,331
304		Sanderson Farms, Inc	31,567
4		Seaboard Corp	16,678
134	*	Seneca Foods Corp	4,837
1,236		Snyder’s-Lance, Inc	49,823
309	*,e	Synutra International, Inc	1,839
370	e	Tootsie Roll Industries, Inc	13,811
873	*	TreeHouse Foods, Inc	73,908
4,526		Tyson Foods, Inc (Class A)	279,299
340		Universal Corp	24,055
1,419		Vector Group Ltd	29,515
2,754	*	WhiteWave Foods Co (Class A)	154,637

		TOTAL FOOD, BEVERAGE & TOBACCO	19,969,004

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
155	*,e	AAC Holdings, Inc	1,322
339		Abaxis, Inc	16,441
26,957		Abbott Laboratories	1,197,160
657	*	Abiomed, Inc	82,256
1,127	*,e	Acadia Healthcare Co, Inc	49,137
1,151	*	Accuray, Inc	5,467
413		Aceto Corp	6,530
85	*	Addus HomeCare Corp	2,720
5,289		Aetna Inc	674,612
564	*	Air Methods Corp	24,252
1,448	*	Alere, Inc	57,529
1,146	*	Align Technology, Inc	131,458
2,770	*	Allscripts Healthcare Solutions, Inc	35,124
127	*	Almost Family, Inc	6,172
503	*	Amedisys, Inc	25,698
137	*,e	American Renal Associates Holdings, Inc	2,313
2,654		AmerisourceBergen Corp	234,879
725	*	AMN Healthcare Services, Inc	29,435
192		Analogic Corp	14,573
364	*	Angiodynamics, Inc	6,315
216	*	Anika Therapeutics, Inc	9,383
4,099		Anthem, Inc	677,893
602	*	athenahealth, Inc	67,839
480	*	AtriCure, Inc	9,192
28		Atrion Corp	13,110
3,197	*	Avinger, Inc	6,074
376	*	AxoGen, Inc	3,929
1,184		Bard (C.R.), Inc	294,271
7,959		Baxter International, Inc	412,754
3,296		Becton Dickinson & Co	604,618
918	*,e	BioScrip, Inc	1,561
405	*	BioTelemetry, Inc	11,725
21,239	*	Boston Scientific Corp	528,214
2,839	*	Brookdale Senior Living, Inc	38,128
616		Cantel Medical Corp	49,342
442	*	Capital Senior Living Corp	6,214
5,199		Cardinal Health, Inc	423,978
459	*	Cardiovascular Systems, Inc	12,978
598	*	Castlight Health, Inc	2,183
2,620	*	Centene Corp	186,701
4,576	*	Cerner Corp	269,298

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,570	*	Cerus Corp	$6,986
272		Chemed Corp	49,692
4,004		Cigna Corp	586,546
240	*	Civitas Solutions, Inc	4,404
1,691	*	Community Health Systems, Inc	14,999
168	e	Computer Programs & Systems, Inc	4,704
477	*,e	ConforMIS, Inc	2,490
422		Conmed Corp	18,741
737		Cooper Cos, Inc	147,319
312	*,e	Corindus Vascular Robotics, Inc	409
163	*	Corvel Corp	7,090
195	*	Cotiviti Holdings, Inc	8,118
459	*	Cross Country Healthcare, Inc	6,591
480		CryoLife, Inc	7,992
202	*	Cutera, Inc	4,181
9,541		Danaher Corp	816,042
2,587	*	DaVita, Inc	175,838
3,591		Dentsply Sirona, Inc	224,222
1,307	*	DexCom, Inc	110,742
703	*	Diplomat Pharmacy, Inc	11,213
3,284	*	Edwards Lifesciences Corp	308,926
1,168	*	Endologix, Inc	8,456
737		Ensign Group, Inc	13,856
75	*	Entellus Medical, Inc	1,035
1,793	*	Envision Healthcare Corp	109,947
226	*,e	Evolent Health, Inc	5,040
165	*	Exactech, Inc	4,158
9,989	*	Express Scripts Holding Co	658,375
1,168	*	Genesis Health Care, Inc	3,084
665	*	GenMark Diagnostics, Inc	8,525
254	*	Glaukos Corp	13,030
1,078	*	Globus Medical, Inc	31,930
782	*	Haemonetics Corp	31,726
725	*	Halyard Health, Inc	27,615
4,776	*	HCA Holdings, Inc	425,016
768	*	HealthEquity, Inc	32,602
1,389		Healthsouth Corp	59,463
367	*	HealthStream, Inc	8,892
1,290	*	Henry Schein, Inc	219,261
1,013		Hill-Rom Holdings, Inc	71,518
1,267	*	HMS Holdings Corp	25,758
4,308	*	Hologic, Inc	183,305
2,359		Humana, Inc	486,284
226	*	ICU Medical, Inc	34,510
1,388	*	Idexx Laboratories, Inc	214,599
252	*	Inogen Inc	19,545
904	*,e	Inovalon Holdings, Inc	11,390
877	*	Insulet Corp	37,790
472	*	Integer Holding Corp	18,974
966	*	Integra LifeSciences Holdings Corp	40,698
596	*	Intuitive Surgical, Inc	456,816
463		Invacare Corp	5,510
376	*,e	InVivo Therapeutics Holdings Corp	1,523
44	*,e	iRadimed Corp	392
116	*	IRIDEX Corp	1,377
385	*	K2M Group Holdings, Inc	7,896
1,616		Kindred Healthcare, Inc	13,494
1,592	*	Laboratory Corp of America Holdings	228,404
128		Landauer, Inc	6,240
185		LeMaitre Vascular, Inc	4,557
232	*	LHC Group, Inc	12,505
498	*	LifePoint Hospitals, Inc	32,619
519	*	Magellan Health Services, Inc	35,837
633	*	Masimo Corp	59,034
3,345		McKesson Corp	495,930
828	*	Medidata Solutions, Inc	47,767

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,412	*	MEDNAX, Inc	$97,965
22,114		Medtronic plc	1,781,504
646		Meridian Bioscience, Inc	8,915
638	*	Merit Medical Systems, Inc	18,438
660	*	Molina Healthcare, Inc	30,096
173		National Healthcare Corp	12,335
133		National Research Corp	2,620
500	*	Natus Medical, Inc	19,625
585	*	Neogen Corp	38,347
391	*	Nevro Corp	36,637
1,036	*	Nobilis Health Corp	1,761
777	*	Novocure Ltd	6,294
757	*	NuVasive, Inc	56,533
969	*	NxStage Medical, Inc	25,998
517	*	Omnicell, Inc	21,016
749	*	OraSure Technologies, Inc	9,685
267	*	Orthofix International NV	10,186
999		Owens & Minor, Inc	34,565
286	*	Oxford Immunotec Global plc	4,430
1,361	e	Patterson Cos, Inc	61,558
390	*	Penumbra, Inc	32,545
435	*	PharMerica Corp	10,179
707	*	Premier, Inc	22,504
199	*	Providence Service Corp	8,844
724	*	Quality Systems, Inc	11,034
2,187		Quest Diagnostics, Inc	214,742
382	*	Quidel Corp	8,648
377	*	Quorum Health Corp	2,051
576	*	RadNet, Inc	3,398
2,183		Resmed, Inc	157,110
726	*,e	Rockwell Medical, Inc	4,545
837	*	RTI Biologics, Inc	3,348
194	*,e	Second Sight Medical Products, Inc	235
1,633	*	Select Medical Holdings Corp	21,801
439	*	Senseonics Holdings, Inc	786
659	*	Spectranetics Corp	19,193
515	*	Staar Surgical Co	5,047
5,314		Stryker Corp	699,588
278	*	Surgery Partners, Inc	5,421
310	*	SurModics, Inc	7,455
455	*	Teladoc, Inc	11,375
685		Teleflex, Inc	132,705
1,253	*,e	Tenet Healthcare Corp	22,191
492	*	Tivity Health, Inc	14,317
989	*	TransEnterix, Inc	1,197
334	*	Triple-S Management Corp (Class B)	5,868
14,892		UnitedHealth Group, Inc	2,442,419
892		Universal American Corp	8,893
1,322		Universal Health Services, Inc (Class B)	164,523
178		US Physical Therapy, Inc	11,623
52		Utah Medical Products, Inc	3,240
587	*	Varex Imaging Corp	19,723
1,468	*	Varian Medical Systems, Inc	133,779
1,249	*	VCA Antech, Inc	114,283
1,482	*	Veeva Systems, Inc	75,997
375	*	Vocera Communications, Inc	9,311
685	*	WellCare Health Plans, Inc	96,044
1,147		West Pharmaceutical Services, Inc	93,607
1,583	*	Wright Medical Group NV	49,263
652	*	Zeltiq Aesthetics, Inc	36,258
2,914		Zimmer Holdings, Inc	355,829

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	20,285,733

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
6,726	*	Avon Products, Inc	$29,594
135	*	Central Garden & Pet Co	5,004
580	*	Central Garden and Pet Co (Class A)	20,138
4,206		Church & Dwight Co, Inc	209,753
2,016		Clorox Co	271,817
13,683		Colgate-Palmolive Co	1,001,459
7,045		Coty, Inc	127,726
909		Edgewell Personal Care Co	66,484
1,073		Energizer Holdings, Inc	59,820
3,395		Estee Lauder Cos (Class A)	287,862
1,141	*,e	Herbalife Ltd	66,338
1,740	*	HRG Group, Inc	33,617
253		Inter Parfums, Inc	9,247
5,669		Kimberly-Clark Corp	746,211
196	*	Lifevantage Corp	1,053
152		Medifast, Inc	6,744
111	e	Natural Health Trends Corp	3,208
140		Nature’s Sunshine Products, Inc	1,400
843		Nu Skin Enterprises, Inc (Class A)	46,820
127		Nutraceutical International Corp	3,956
63		Oil-Dri Corp of America	2,348
108	e	Orchids Paper Products Co	2,592
40,358		Procter & Gamble Co	3,626,166
162	*	Revlon, Inc (Class A)	4,512
381		Spectrum Brands, Inc	52,963
170	*	USANA Health Sciences, Inc	9,792
215		WD-40 Co	23,424

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,720,048

INSURANCE - 4.2%
6,351		Aflac, Inc	459,939
232	*	Alleghany Corp	142,601
1,356		Allied World Assurance Co Holdings Ltd	72,004
5,918		Allstate Corp	482,258
653	*	AMBAC Financial Group, Inc	12,316
1,193		American Equity Investment Life Holding Co	28,191
1,128		American Financial Group, Inc	107,634
16,051		American International Group, Inc	1,002,064
147		American National Insurance Co	17,350
276		Amerisafe, Inc	17,912
1,346		Amtrust Financial Services, Inc	24,847
4,118		Aon plc	488,765
1,822	*	Arch Capital Group Ltd	172,671
443		Argo Group International Holdings Ltd	30,035
2,731		Arthur J. Gallagher & Co	154,411
930		Aspen Insurance Holdings Ltd	48,406
954		Assurant, Inc	91,269
2,057		Assured Guaranty Ltd	76,335
174	*	Athene Holding Ltd	8,698
154	*	Atlas Financial Holdings, Inc	2,102
1,429		Axis Capital Holdings Ltd	95,786
125		Baldwin & Lyons, Inc (Class B)	3,056
29,818	*	Berkshire Hathaway, Inc (Class B)	4,970,064
99		Blue Capital Reinsurance Holdings Ltd	1,911
1,815		Brown & Brown, Inc	75,722
7,287		Chubb Ltd	992,854
2,337		Cincinnati Financial Corp	168,895
712	*,e	Citizens, Inc (Class A)	5,290
549		CNA Financial Corp	24,249
2,753		Conseco, Inc	56,437
300	e	Crawford & Co (Class B)	3,009
143		Donegal Group, Inc (Class A)	2,520
282	*	eHealth, Inc	3,395
124		EMC Insurance Group, Inc	3,479

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

488		Employers Holdings, Inc	$18,520
207	*	Enstar Group Ltd	39,599
389		Erie Indemnity Co (Class A)	47,730
692		Everest Re Group Ltd	161,797
150		FBL Financial Group, Inc (Class A)	9,818
201		Federated National Holding Co	3,503
176	e	Fidelity & Guaranty Life	4,893
1,654		First American Financial Corp	64,969
4,052		FNF Group	157,785
7,696	*	Genworth Financial, Inc (Class A)	31,708
104	*	Global Indemnity Ltd	4,003
420	*	Greenlight Capital Re Ltd (Class A)	9,282
198	*	Hallmark Financial Services	2,188
654		Hanover Insurance Group, Inc	58,899
6,201		Hartford Financial Services Group, Inc	298,082
121		HCI Group, Inc	5,515
362		Heritage Insurance Holdings, Inc	4,623
622		Horace Mann Educators Corp	25,533
102		Independence Holding Co	1,897
166		Infinity Property & Casualty Corp	15,853
23		Investors Title Co	3,637
222		James River Group Holdings Ltd	9,515
614		Kemper Corp	24,499
3,599		Lincoln National Corp	235,555
4,460		Loews Corp	208,594
910		Maiden Holdings Ltd	12,740
213	*	Markel Corp	207,858
8,290		Marsh & McLennan Cos, Inc	612,548
2,099	*	MBIA, Inc	17,779
265	e	Mercury General Corp	16,162
14,665		Metlife, Inc	774,605
742		National General Holdings Corp	17,630
33		National Western Life Group, Inc	10,037
334		Navigators Group, Inc	18,136
3,737		Old Republic International Corp	76,534
313		OneBeacon Insurance Group Ltd (Class A)	5,008
230	*,e	Patriot National, Inc	649
736		Primerica, Inc	60,499
4,263		Principal Financial Group	269,038
924		ProAssurance Corp	55,671
9,243		Progressive Corp	362,141
6,967		Prudential Financial, Inc	743,240
987		Reinsurance Group of America, Inc (Class A)	125,329
703		RenaissanceRe Holdings Ltd	101,689
458		RLI Corp	27,489
216		Safety Insurance Group, Inc	15,142
874		Selective Insurance Group, Inc	41,209
200		State Auto Financial Corp	5,490
436		State National Cos, Inc	6,278
351		Stewart Information Services Corp	15,507
1,151	*	Third Point Reinsurance Ltd	13,927
1,962		Torchmark Corp	151,152
4,653		Travelers Cos, Inc	560,873
239	*,e	Trupanion, Inc	3,399
349		United Fire & Casualty Co	14,927
255		United Insurance Holdings Corp	4,067
503		Universal Insurance Holdings, Inc	12,324
3,672		UnumProvident Corp	172,180
1,170		Validus Holdings Ltd	65,976
1,479		W.R. Berkley Corp	104,462
64		White Mountains Insurance Group Ltd	56,312
4,308		XL Group Ltd	171,717

		TOTAL INSURANCE	16,224,196

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.4%
412		A. Schulman, Inc	$12,957
461	*	AdvanSix, Inc	12,595
332	*	AgroFresh Solutions, Inc	1,451
3,068		Air Products & Chemicals, Inc	415,070
5,099	*	AK Steel Holding Corp	36,662
1,735		Albemarle Corp	183,285
2,155		Alcoa Corp	74,132
1,671	e	Allegheny Technologies, Inc	30,011
429		American Vanguard Corp	7,121
136		Ampco-Pittsburgh Corp	1,911
959		Aptargroup, Inc	73,833
921		Ashland Global Holdings, Inc	114,029
1,498		Avery Dennison Corp	120,739
2,441	*	Axalta Coating Systems Ltd	78,600
485		Balchem Corp	39,974
2,631		Ball Corp	195,378
1,505		Bemis Co, Inc	73,534
1,971	*	Berry Plastics Group, Inc	95,732
571	*	Boise Cascade Co	15,246
945		Cabot Corp	56,615
730		Calgon Carbon Corp	10,658
723		Carpenter Technology Corp	26,968
2,309		Celanese Corp (Series A)	207,464
1,442	*	Century Aluminum Co	18,299
3,608		CF Industries Holdings, Inc	105,895
90		Chase Corp	8,586
2,791		Chemours Co	107,454
982	*	Chemtura	32,799
261	*	Clearwater Paper Corp	14,616
4,400	*	Cliffs Natural Resources, Inc	36,124
490	*	Codexis, Inc	2,352
3,457	*	Coeur Mining, Inc	27,933
1,716		Commercial Metals Co	32,827
642		Compass Minerals International, Inc	43,560
2,264	*	Crown Holdings, Inc	119,879
153		Deltic Timber Corp	11,952
1,177		Domtar Corp	42,984
17,689		Dow Chemical Co	1,123,959
723		Eagle Materials, Inc	70,232
2,284		Eastman Chemical Co	184,547
4,099		Ecolab, Inc	513,769
13,783		EI du Pont de Nemours & Co	1,107,188
1,171	*	Ferro Corp	17,788
1,000		Ferroglobe plc	10,330
835	*,e	Flotek Industries, Inc	10,680
2,122		FMC Corp	147,670
535	*	Forterra, Inc	10,433
20,848	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	278,529
353		FutureFuel Corp	5,006
1,091	*	GCP Applied Technologies, Inc	35,621
816	*,e	Gold Resource Corp	3,688
4,828		Graphic Packaging Holding Co	62,136
87		Greif, Inc	5,681
395		Greif, Inc (Class A)	21,761
768		H.B. Fuller Co	39,598
54	*	Handy & Harman Ltd	1,469
142		Hawkins, Inc	6,958
193		Haynes International, Inc	7,357
1,118	*	Headwaters, Inc	26,251
5,828		Hecla Mining Co	30,830
3,115		Huntsman Corp	76,442
658	*	Ingevity Corp	40,039
294		Innophos Holdings, Inc	15,867
351		Innospec, Inc	22,727
1,257		International Flavors & Fragrances, Inc	166,590

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,382		International Paper Co	$324,078
255		Kaiser Aluminum Corp	20,375
1,314		Kapstone Paper and Packaging Corp	30,353
139		KMG Chemicals, Inc	6,404
296	*	Koppers Holdings, Inc	12,536
448	*	Kraton Polymers LLC	13,852
274		Kronos Worldwide, Inc	4,502
2,147	*	Louisiana-Pacific Corp	53,289
1,656	*,e	LSB Industries, Inc	15,533
5,367		LyondellBasell Industries AF S.C.A	489,417
982		Martin Marietta Materials, Inc	214,322
300		Materion Corp	10,065
492		Minerals Technologies, Inc	37,687
6,878		Monsanto Co	778,590
5,507		Mosaic Co	160,694
320	*	Multi Packaging Solutions International Ltd	5,744
371		Myers Industries, Inc	5,880
362		Neenah Paper, Inc	27,041
127		NewMarket Corp	57,560
8,316		Newmont Mining Corp	274,095
4,904		Nucor Corp	292,867
2,434		Olin Corp	80,006
163		Olympic Steel, Inc	3,025
992	*	Omnova Solutions, Inc	9,821
2,473	*	Owens-Illinois, Inc	50,400
1,444		Packaging Corp of America	132,299
658		PH Glatfelter Co	14,305
2,532	*	Platform Specialty Products Corp	32,967
1,282		PolyOne Corp	43,703
4,179		PPG Industries, Inc	439,129
4,458		Praxair, Inc	528,719
190		Quaker Chemical Corp	25,015
593		Rayonier Advanced Materials, Inc	7,976
362	*	Real Industry, Inc	1,032
1,075		Reliance Steel & Aluminum Co	86,022
1,062		Royal Gold, Inc	74,393
1,904		RPM International, Inc	104,777
1,131	*	Ryerson Holding Corp	14,251
387		Schnitzer Steel Industries, Inc (Class A)	7,992
438		Schweitzer-Mauduit International, Inc	18,142
716		Scotts Miracle-Gro Co (Class A)	66,867
2,978		Sealed Air Corp	129,781
694		Sensient Technologies Corp	55,006
1,280		Sherwin-Williams Co	397,043
600		Silgan Holdings, Inc	35,616
1,720		Sonoco Products Co	91,022
1,344		Southern Copper Corp (NY)	48,236
3,620		Steel Dynamics, Inc	125,831
302		Stepan Co	23,801
1,878	*	Stillwater Mining Co	32,433
1,652	*	Summit Materials, Inc	40,821
936	*	SunCoke Energy, Inc	8,387
4,643		Tahoe Resources, Inc	37,283
1,017	*	TimkenSteel Corp	19,231
254	*	Trecora Resources	2,819
394		Tredegar Corp	6,915
388		Trinseo S.A.	26,035
1,527		Tronox Ltd	28,173
97	*	UFP Technologies, Inc	2,512
30		United States Lime & Minerals, Inc	2,369
2,430		United States Steel Corp	82,158
210	*,e	US Concrete, Inc	13,556
3,375		Valhi, Inc	11,070
1,262		Valspar Corp	140,006
536	e	Valvoline, Inc	13,159
2,046		Vulcan Materials Co	246,502

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

584		Westlake Chemical Corp	$38,573
3,880		WestRock Co	201,876
702		Worthington Industries, Inc	31,653
1,089		WR Grace & Co	75,914

		TOTAL MATERIALS	13,075,877

MEDIA - 3.1%
813		AMC Entertainment Holdings, Inc	25,569
935	*	AMC Networks, Inc	54,866
72		Cable One, Inc	44,962
6,031		CBS Corp (Class B)	418,310
2,102	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	6,516
3,158	*	Charter Communications, Inc	1,033,677
1,638		Cinemark Holdings, Inc	72,629
566		Clear Channel Outdoor Holdings, Inc (Class A)	3,424
75,994		Comcast Corp (Class A)	2,856,615
17	*	Daily Journal Corp	3,643
2,314	*	Discovery Communications, Inc (Class A)	67,314
3,639	*	Discovery Communications, Inc (Class C)	103,020
3,474	*	DISH Network Corp (Class A)	220,564
375		Entercom Communications Corp (Class A)	5,363
931		Entravision Communications Corp (Class A)	5,772
454	*,e	Eros International plc	4,676
916	*	EW Scripps Co (Class A)	21,471
1,713		Gannett Co, Inc	14,355
667	*	Global Eagle Entertainment, Inc	2,128
966	*	Gray Television, Inc	14,007
133	*	Hemisphere Media Group, Inc	1,563
902	*	Imax Corp	30,668
6,640		Interpublic Group of Cos, Inc	163,145
856		John Wiley & Sons, Inc (Class A)	46,053
170	*	Liberty Braves Group (Class A)	4,070
525	*	Liberty Braves Group (Class C)	12,416
392	*	Liberty Broadband Corp (Class A)	33,355
1,596	*	Liberty Broadband Corp (Class C)	137,894
398	*	Liberty Media Group (Class A)	13,015
702	*	Liberty Media Group (Class C)	23,973
1,470	*	Liberty SiriusXM Group (Class A)	57,212
2,903	*	Liberty SiriusXM Group (Class C)	112,578
709	*	Lions Gate Entertainment Corp (Class A)	18,831
1,592	*	Lions Gate Entertainment Corp (Class B)	38,813
2,021	*	Live Nation, Inc	61,378
187	*	Loral Space & Communications, Inc	7,368
289	*	Madison Square Garden Co	57,716
698		MDC Partners, Inc	6,561
576		Meredith Corp	37,210
895	*	MSG Networks, Inc	20,898
760		National CineMedia, Inc	9,599
604		New Media Investment Group, Inc	8,583
1,938		New York Times Co (Class A)	27,907
5,864		News Corp	76,232
1,884		News Corp (Class B)	25,434
663		Nexstar Broadcasting Group, Inc (Class A)	46,509
3,810		Omnicom Group, Inc	328,460
331	*,e	Radio One, Inc	1,092
444	*	Reading International, Inc	6,900
1,186		Regal Entertainment Group (Class A)	26,780
51		Saga Communications, Inc	2,604
165		Salem Communications	1,229
395		Scholastic Corp	16,815
1,277		Scripps Networks Interactive (Class A)	100,079
1,014		Sinclair Broadcast Group, Inc (Class A)	41,067
28,141	e	SIRIUS XM Holdings, Inc	144,926
3,394		TEGNA, Inc	86,954
12,399		Time Warner, Inc	1,211,506

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,567		Time, Inc	$30,321
99	*	Townsquare Media, Inc	1,206
1,158		Tribune Co	43,159
414	*,e	tronc, Inc	5,763
17,249		Twenty-First Century Fox, Inc	558,695
7,615		Twenty-First Century Fox, Inc (Class B)	242,005
150		Viacom, Inc	7,313
5,416		Viacom, Inc (Class B)	252,494
25,585		Walt Disney Co	2,901,083
583		World Wrestling Entertainment, Inc (Class A)	12,954

		TOTAL MEDIA	12,081,267

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
25,514		AbbVie, Inc	1,662,492
1,406	*,e	Acadia Pharmaceuticals, Inc	48,338
305	*,e	Accelerate Diagnostics, Inc	7,381
422	*	Acceleron Pharma, Inc	11,170
590	*	AcelRx Pharmaceuticals, Inc	1,859
1,810	*	Achillion Pharmaceuticals, Inc	7,620
133	*	Aclaris Therapeutics, Inc	3,966
662	*	Acorda Therapeutics, Inc	13,902
265	*	Adamas Pharmaceuticals, Inc	4,638
554	*	Aduro Biotech, Inc	5,956
525	*,e	Advaxis, Inc	4,289
311	*	Adverum Biotechnologies, Inc	840
575	*	Aerie Pharmaceuticals, Inc	26,076
378	*	Aevi Genomic Medicine, Inc	703
1,104	*,e	Agenus, Inc	4,162
150	*	Agile Therapeutics, Inc	481
5,252		Agilent Technologies, Inc	277,673
436	*,e	Agios Pharmaceuticals, Inc	25,462
495	*	Aimmune Therapeutics, Inc	10,756
473	*	Akebia Therapeutics, Inc	4,352
1,296	*	Akorn, Inc	31,208
359	*,e	Albany Molecular Research, Inc	5,037
713	*	Alder Biopharmaceuticals, Inc	14,830
3,441	*	Alexion Pharmaceuticals, Inc	417,187
2,322	*	Alkermes plc	135,837
5,275		Allergan plc	1,260,303
1,153	*	Alnylam Pharmaceuticals, Inc	59,091
533	*	AMAG Pharmaceuticals, Inc	12,019
11,845		Amgen, Inc	1,943,409
1,917	*	Amicus Therapeutics, Inc	13,668
536	*	Amphastar Pharmaceuticals, Inc	7,772
712	*,e	Ampio Pharmaceuticals, Inc	570
480	*,e	Anavex Life Sciences Corp	2,755
112	*	ANI Pharmaceuticals, Inc	5,545
6,119	*,e	Anthera Pharmaceuticals, Inc	2,604
189	*	Applied Genetic Technologies Corp	1,304
216	*	Aptevo Therapeutics, Inc	445
12	*,e	AquaBounty Technologies, Inc	133
497	*,e	Aratana Therapeutics, Inc	2,634
333	*	Ardelyx, Inc	4,212
3,482	*	Arena Pharmaceuticals, Inc	5,084
3,005	*	Array Biopharma, Inc	26,865
1,097	*,e	Arrowhead Research Corp	2,029
356	*	Asterias Biotherapeutics, Inc	1,210
361	*	Atara Biotherapeutics, Inc	7,419
1,097	*,e	Athersys, Inc	1,876
88	*	Avexis, Inc	6,691
454	*	Axovant Sciences Ltd	6,783
152	*	Axsome Therapeutics, Inc	593
419	*	Bellicum Pharmaceuticals, Inc	5,170
1,100	*	BioCryst Pharmaceuticals, Inc	9,240
3,450	*	Biogen Idec, Inc	943,299

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,689	*	BioMarin Pharmaceutical, Inc	$236,040
1,243	*,e	Bio-Path Holdings, Inc	1,028
340	*	Bio-Rad Laboratories, Inc (Class A)	67,776
73	*	Biospecifics Technologies Corp	4,000
630		Bio-Techne Corp	64,040
734	*	BioTime, Inc	2,532
1,703	*	Bioverativ, Inc	92,745
582	*	Bluebird Bio, Inc	52,904
309	*	Blueprint Medicines Corp	12,357
26,331		Bristol-Myers Squibb Co	1,431,880
1,665		Bruker BioSciences Corp	38,844
487	*	Cambrex Corp	26,809
341	*,e	Cara Therapeutics Inc	6,271
1,409	*	Catalent, Inc	39,903
12,113	*	Celgene Corp	1,507,221
1,443	*	Celldex Therapeutics, Inc	5,209
138	*,e	Cellular Biomedicine Group, Inc	1,628
640	*,e	Cempra, Inc	2,400
728	*	Charles River Laboratories International, Inc	65,484
316	*	ChemoCentryx, Inc	2,301
964	*	Chimerix, Inc	6,150
440	*	ChromaDex Corp	1,184
167	*	Cidara Therapeutics, Inc	1,303
632	*	Clovis Oncology, Inc	40,239
453	*	Coherus Biosciences, Inc	9,581
205	*,e	Collegium Pharmaceutical, Inc	2,062
219	*	Concert Pharmaceuticals Inc	3,736
1,127	*	Corcept Therapeutics, Inc	12,352
1,644	*	Curis, Inc	4,570
503	*	Cytokinetics, Inc	6,464
316	*	CytomX Therapeutics, Inc	5,457
748	*,e	CytRx Corp	332
928	*	Depomed, Inc	11,646
274	*	Dermira, Inc	9,346
178	*	Dimension Therapeutics, Inc	312
1,634	*	Durect Corp	1,716
677	*,e	Dynavax Technologies Corp	4,028
122	*,e	Eagle Pharmaceuticals, Inc	10,119
254	*	Edge Therapeutics, Inc	2,314
110	*,e	Editas Medicine, Inc	2,455
364	*,e	Egalet Corp	1,856
50	*	Eiger BioPharmaceuticals, Inc	573
15,376		Eli Lilly & Co	1,293,275
433	*	Emergent Biosolutions, Inc	12,574
232	*	Enanta Pharmaceuticals, Inc	7,146
3,260	*	Endo International plc	36,382
543	*	Endocyte, Inc	1,396
596	*	Enzo Biochem, Inc	4,989
620	*	Epizyme, Inc	10,633
183	*	Esperion Thereapeutics, Inc	6,462
1,491	*,e	Exact Sciences Corp	35,217
3,488	*	Exelixis, Inc	75,585
799	*	FibroGen, Inc	19,695
390	*	Five Prime Therapeutics, Inc	14,099
86	*	Flex Pharma, Inc	378
295	*	Flexion Therapeutics Inc	7,938
419	*	Fluidigm Corp	2,384
519	*,e	Fortress Biotech, Inc	1,920
173	*,e	Foundation Medicine, Inc	5,579
5,432	*,e	Galena Biopharma, Inc	3,314
270	*	Genomic Health, Inc	8,502
2,277	*,e	Geron Corp	5,169
20,891		Gilead Sciences, Inc	1,418,917
209	*	Global Blood Therapeutics, Inc	7,702
161	*	GlycoMimetics Inc	874
1,654	*,e	Halozyme Therapeutics, Inc	21,436

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

487	*,e	Heron Therapeutics, Inc	$7,305
80	*	Heska Corp	8,398
2,468	*	Horizon Pharma plc	36,477
1,665	*,e	Idera Pharmaceuticals, Inc	4,113
462	*	Ignyta, Inc	3,973
2,327	*	Illumina, Inc	397,079
247	*,e	Immune Design Corp	1,680
7,742	*,e	Immunogen, Inc	29,962
1,305	*,e	Immunomedics, Inc	8,443
1,124	*	Impax Laboratories, Inc	14,219
635	*	INC Research Holdings, Inc	29,115
2,530	*	Incyte Corp	338,185
8,726	*	Infinity Pharmaceuticals, Inc	28,185
1,228	e	Innoviva, Inc	16,983
286	*,e	Inotek Pharmaceuticals Corp	572
1,045	*,e	Inovio Pharmaceuticals, Inc	6,918
884	*	Insmed, Inc	15,479
340	*,e	Insys Therapeutics, Inc	3,573
103	*	Intellia Therapeutics, Inc	1,451
253	*,e	Intercept Pharmaceuticals, Inc	28,614
388	*	Intersect ENT, Inc	6,654
527	*	Intra-Cellular Therapies, Inc	8,564
861	*,e	Intrexon Corp	17,065
331	*	Invitae Corp	3,661
1,859	*,e	Ionis Pharmaceuticals, Inc	74,732
1,976	*,e	Ironwood Pharmaceuticals, Inc	33,711
43,327		Johnson & Johnson	5,396,378
968	*,e	Juno Therapeutics, Inc	21,480
499	*	Karyopharm Therapeutics, Inc	6,407
1,346	*,e	Keryx Biopharmaceuticals, Inc	8,291
599	*,e	Kite Pharma, Inc	47,016
222	*	La Jolla Pharmaceutical Co	6,627
429	*,e	Lannett Co, Inc	9,588
657	*,e	Lexicon Pharmaceuticals, Inc	9,421
291	*	Ligand Pharmaceuticals, Inc (Class B)	30,799
664	*	Lion Biotechnologies, Inc	4,947
243	*,e	Lipocine, Inc	948
208	*	Loxo Oncology, Inc	8,753
588		Luminex Corp	10,802
488	*	MacroGenics, Inc	9,077
1,702	*	Mallinckrodt plc	75,858
1,006	*,e	MannKind Corp	1,489
1,035	*	Medicines Co	50,612
458	*,e	MediciNova, Inc	2,743
43,684		Merck & Co, Inc	2,775,681
1,884	*,e	Merrimack Pharmaceuticals, Inc	5,803
414	*	Mettler-Toledo International, Inc	198,269
1,555	*,e	MiMedx Group, Inc	14,819
255	*	Minerva Neurosciences, Inc	2,066
140	*	Mirati Therapeutics, Inc	728
985	*	Momenta Pharmaceuticals, Inc	13,150
7,138	*	Mylan NV	278,311
179	*	MyoKardia, Inc	2,354
1,050	*,e	Myriad Genetics, Inc	20,160
188	*	NanoString Technologies, Inc	3,736
263	*,e	NantKwest, Inc	934
414	*	Natera, Inc	3,672
1,989	*	Nektar Therapeutics	46,682
820	*	NeoGenomics, Inc	6,470
210	*,e	Neos Therapeutics, Inc	1,512
1,324	*	Neurocrine Biosciences, Inc	57,329
298	*	NewLink Genetics Corp	7,182
4,132	*,e	Novavax, Inc	5,289
185	*,e	Ocular Therapeutix, Inc	1,717
548	*,e	Omeros Corp	8,286
240	*	OncoMed Pharmaceuticals, Inc	2,210

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

466	*	Ophthotech Corp	$1,706
4,827	*,e	Opko Health, Inc	38,616
1,615	*,e	Organovo Holdings, Inc	5,136
379	*	Otonomy, Inc	4,643
503	*,e	OvaScience, Inc	941
1,153	*	Pacific Biosciences of California, Inc	5,961
563	*	Pacira Pharmaceuticals, Inc	25,673
180	*	Paratek Pharmaceuticals, Inc	3,465
877	*	Parexel International Corp	55,347
585	*	Patheon NV	15,409
2,346		PDL BioPharma, Inc	5,325
1,857	*	PerkinElmer, Inc	107,817
2,178		Perrigo Co plc	144,597
236	*	Pfenex, Inc	1,371
94,752		Pfizer, Inc	3,241,466
903		PharmAthene, Inc	733
293		Phibro Animal Health Corp	8,233
754	*	Portola Pharmaceuticals, Inc	29,549
375	*	PRA Health Sciences, Inc	24,461
817	*	Prestige Brands Holdings, Inc	45,393
933	*	Progenics Pharmaceuticals, Inc	8,808
105	*	Proteostasis Therapeutics, Inc	821
536	*,e	Prothena Corp plc	29,903
488	*	PTC Therapeutics, Inc	4,802
672	*	Puma Biotechnology, Inc	24,998
3,468		QIAGEN NV	100,468
2,178	*	Quintiles Transnational Holdings, Inc	175,394
495	*	Radius Health, Inc	19,132
85	*,e	Reata Pharmaceuticals, Inc	1,925
1,208	*	Regeneron Pharmaceuticals, Inc	468,112
324	*	REGENXBIO, Inc	6,253
621	*,e	Regulus Therapeutics, Inc	1,025
475	*	Repligen Corp	16,720
562	*	Retrophin, Inc	10,375
322	*	Revance Therapeutics, Inc	6,698
1,285	*	Rigel Pharmaceuticals, Inc	4,253
410	*	Sage Therapeutics, Inc	29,139
987	*	Sangamo Biosciences, Inc	5,132
1,038	*	Sarepta Therapeutics, Inc	30,725
780	*	Sciclone Pharmaceuticals, Inc	7,644
1,519	*	Seattle Genetics, Inc	95,484
309	*	Seres Therapeutics, Inc	3,482
405	*,e	Sorrento Therapeutics, Inc	1,600
305	*	Spark Therapeutics, Inc	16,269
972	*	Spectrum Pharmaceuticals, Inc	6,318
213	*	Stemline Therapeutics, Inc	1,821
357	*,e	Sucampo Pharmaceuticals, Inc (Class A)	3,927
720	*	Supernus Pharmaceuticals, Inc	22,536
2,659	*,e	Synergy Pharmaceuticals, Inc	12,391
1,141	*,e	Synthetic Biologics, Inc	720
240	*,e	T2 Biosystems, Inc	1,262
744	*,e	Teligent, Inc	5,811
459	*	TESARO, Inc	70,626
518	*	Tetraphase Pharmaceuticals, Inc	4,760
516	*,e	TG Therapeutics, Inc	6,011
2,328	*,e	TherapeuticsMD, Inc	16,762
873	*	Theravance Biopharma, Inc	32,144
6,185		Thermo Fisher Scientific, Inc	950,016
287	*,e	Titan Pharmaceuticals, Inc	947
145	*,m	Tobira Therapeutics, Inc	1,992
146	*,e	Tokai Pharmaceuticals, Inc	122
667	*	Trevena, Inc	2,448
5,588	*,e	Trovagene, Inc	6,426
563	*	Ultragenyx Pharmaceutical, Inc	38,160
690	*	United Therapeutics Corp	93,412
604	*	Vanda Pharmaceuticals, Inc	8,456

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

202	*	Veracyte, Inc	$1,854
419	*	Versartis, Inc	8,946
3,832	*	Vertex Pharmaceuticals, Inc	419,029
321	*	Vital Therapies, Inc	1,284
180	*	Voyager Therapeutics, Inc	2,383
308	*	vTv Therapeutics, Inc	2,017
1,201	*	VWR Corp	33,868
1,210	*	Waters Corp	189,135
117	*	WaVe Life Sciences Pte Ltd	3,218
233	*,e	XBiotech, Inc	3,842
494	*	Xencor Inc	11,816
240	*	Zafgen, Inc	1,118
1,888	*,e	ZIOPHARM Oncology, Inc	11,970
7,201		Zoetis, Inc	384,317
287	*	Zogenix, Inc	3,114

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	31,342,361

REAL ESTATE—4.0%
1,224		Acadia Realty Trust	36,793
212		Agree Realty Corp	10,167
719		Alexander & Baldwin, Inc	32,010
64		Alexander’s, Inc	27,639
1,257		Alexandria Real Estate Equities, Inc	138,924
196	*,e	Altisource Portfolio Solutions S.A.	7,213
714		American Assets Trust,Inc	29,874
1,916		American Campus Communities, Inc	91,182
2,736		American Homes 4 Rent	62,819
6,561		American Tower Corp	797,424
2,482		Apartment Investment & Management Co (Class A)	110,077
2,941		Apple Hospitality REIT, Inc	56,173
472		Armada Hoffler Properties, Inc	6,556
403		Ashford Hospitality Prime, Inc	4,276
2,732		Ashford Hospitality Trust, Inc	17,403
179	*,e	AV Homes, Inc	2,945
2,167		AvalonBay Communities, Inc	397,861
262		Bluerock Residential Growth REIT, Inc	3,225
2,381		Boston Properties, Inc	315,268
2,649		Brandywine Realty Trust	42,993
2,800		Brixmor Property Group, Inc	60,088
1,392		Camden Property Trust	112,000
1,293		Care Capital Properties, Inc	34,743
877		CareTrust REIT, Inc	14,751
568		CatchMark Timber Trust Inc	6,543
2,597		CBL & Associates Properties, Inc	24,775
4,879	*	CBRE Group, Inc	169,740
1,224		Cedar Realty Trust, Inc	6,144
572		Chatham Lodging Trust	11,297
909		Chesapeake Lodging Trust	21,780
277		City Office REIT, Inc	3,366
8,976		Colony NorthStar, Inc	115,880
998		Colony Starwood Homes	33,882
1,903		Columbia Property Trust, Inc	42,342
199		Community Healthcare Trust, Inc	4,756
74		Consolidated-Tomoka Land Co	3,962
1,864		CoreCivic, Inc	58,567
185		CorEnergy Infrastructure Trust, Inc	6,249
598		Coresite Realty	53,850
1,456		Corporate Office Properties Trust	48,194
5,308		Cousins Properties, Inc	43,897
5,650		Crown Castle International Corp	533,642
2,790		CubeSmart	72,428
1,163		CyrusOne, Inc	59,860
1,403		DCT Industrial Trust, Inc	67,512
4,755		DDR Corp	59,580
3,977		DiamondRock Hospitality Co	44,344

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,474		Digital Realty Trust, Inc	$263,209
2,163		Douglas Emmett, Inc	83,059
5,343		Duke Realty Corp	140,361
1,144		DuPont Fabros Technology, Inc	56,731
359		Easterly Government Properties, Inc	7,105
554		EastGroup Properties, Inc	40,736
1,108		Education Realty Trust, Inc	45,262
2,070		Empire State Realty Trust, Inc	42,725
976		Entertainment Properties Trust	71,863
1,178		Equinix, Inc	471,636
2,199	*	Equity Commonwealth	68,653
1,245		Equity Lifestyle Properties, Inc	95,940
5,699		Equity Residential	354,592
1,059		Essex Property Trust, Inc	245,190
1,848		Extra Space Storage, Inc	137,473
183		Farmland Partners, Inc	2,044
1,127		Federal Realty Investment Trust	150,454
2,111		FelCor Lodging Trust, Inc	15,854
1,776		First Industrial Realty Trust, Inc	47,295
906		First Potomac Realty Trust	9,314
3,533		Forest City Realty Trust, Inc	76,949
498	*	Forestar Group, Inc	6,798
840		Four Corners Property Trust, Inc	19,177
1,291		Franklin Street Properties Corp	15,673
102	*	FRP Holdings, Inc	4,080
2,889		Gaming and Leisure Properties, Inc	96,550
1,344		Geo Group, Inc	62,321
401		Getty Realty Corp	10,133
8,714	*	GGP, Inc	201,990
475		Gladstone Commercial Corp	9,818
1,269	*	Global Net Lease, Inc	30,557
1,082		Government Properties Income Trust	22,646
2,153		Gramercy Property Trust	56,624
7,370		HCP, Inc	230,534
1,600		Healthcare Realty Trust, Inc	52,000
2,088		Healthcare Trust of America, Inc	65,688
697		Hersha Hospitality Trust	13,097
565		HFF, Inc (Class A)	15,634
1,490		Highwoods Properties, Inc	73,204
2,629		Hospitality Properties Trust	82,892
11,436		Host Marriott Corp	213,396
579	*	Howard Hughes Corp	67,888
1,528		Hudson Pacific Properties	52,930
463		Independence Realty Trust, Inc	4,338
1,762		Investors Real Estate Trust	10,449
1,060	*	Invitation Homes, Inc	23,140
4,021		Iron Mountain, Inc	143,429
790	*	iStar Financial, Inc	9,322
698		Jones Lang LaSalle, Inc	77,792
1,291		Kennedy-Wilson Holdings, Inc	28,660
1,527		Kilroy Realty Corp	110,066
6,018		Kimco Realty Corp	132,938
1,264		Kite Realty Group Trust	27,176
1,299		Lamar Advertising Co	97,087
1,627		LaSalle Hotel Properties	47,102
3,541		Lexington Realty Trust	35,339
2,339		Liberty Property Trust	90,168
704		Life Storage, Inc	57,812
454		LTC Properties, Inc	21,747
2,218		Macerich Co	142,839
1,437		Mack-Cali Realty Corp	38,713
592	*	Marcus & Millichap, Inc	14,551
4,519		Medical Properties Trust, Inc	58,250
1,725		Mid-America Apartment Communities, Inc	175,501
959		Monmouth Real Estate Investment Corp (Class A)	13,685
2,397		Monogram Residential Trust, Inc	23,898

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

570		National Health Investors, Inc	$41,399
2,275		National Retail Properties, Inc	99,235
730		National Storage Affiliates Trust	17,447
1,159		New Senior Investment Group, Inc	11,822
280		NexPoint Residential Trust, Inc	6,765
892		NorthStar Realty Europe Corp	10,338
2,900		Omega Healthcare Investors, Inc	95,671
251		One Liberty Properties, Inc	5,863
2,075		Outfront Media, Inc	55,091
2,787		Paramount Group, Inc	45,177
2,136		Park Hotels & Resorts, Inc	54,831
663		Parkway, Inc	13,187
1,101		Pebblebrook Hotel Trust	32,160
1,134		Pennsylvania REIT	17,169
2,103		Physicians Realty Trust	41,787
2,219		Piedmont Office Realty Trust, Inc	47,442
651		Potlatch Corp	29,751
340		Preferred Apartment Communities, Inc	4,491
8,122		Prologis, Inc	421,369
358		PS Business Parks, Inc	41,084
2,325		Public Storage, Inc	508,966
754		QTS Realty Trust, Inc	36,757
1,913	*	Quality Care Properties, Inc	36,079
1,095		RAIT Investment Trust	3,504
1,201		Ramco-Gershenson Properties	16,838
1,889		Rayonier, Inc	53,534
444		Re/Max Holdings, Inc	26,396
2,230		Realogy Holdings Corp	66,432
4,226		Realty Income Corp	251,574
2,168		Regency Centers Corp	143,934
1,675		Retail Opportunities Investment Corp	35,225
3,851		Retail Properties of America, Inc	55,531
1,026		Rexford Industrial Realty, Inc	23,106
1,906		RLJ Lodging Trust	44,810
472		RMR Group, Inc	23,364
822		Ryman Hospitality Properties	50,824
994		Sabra Healthcare REIT, Inc	27,762
133		Saul Centers, Inc	8,195
1,961	*	SBA Communications Corp	236,046
968		Select Income REIT	24,965
3,633		Senior Housing Properties Trust	73,568
502		Seritage Growth Properties	21,661
516		Silver Bay Realty Trust Corp	11,079
4,852		Simon Property Group, Inc	834,690
1,546		SL Green Realty Corp	164,835
7,413		Spirit Realty Capital, Inc	75,094
831	*	St. Joe Co	14,169
1,171	*	STAG Industrial, Inc	29,298
2,454		STORE Capital Corp	58,602
93		Stratus Properties, Inc	2,548
1,404		Summit Hotel Properties, Inc	22,436
1,091		Sun Communities, Inc	87,640
3,993		Sunstone Hotel Investors, Inc	61,213
1,288		Tanger Factory Outlet Centers, Inc	42,208
931		Taubman Centers, Inc	61,465
200	*	Tejon Ranch Co	4,378
659		Terreno Realty Corp	18,452
721		Tier REIT, Inc	12,517
1,737	*	Trinity Place Holdings, Inc	12,697
4,118		UDR, Inc	149,319
370		UMH Properties, Inc	5,628
2,124		Uniti Group, Inc	54,905
278		Universal Health Realty Income Trust	17,931
1,349		Urban Edge Properties	35,479
405		Urstadt Biddle Properties, Inc (Class A)	8,327
5,258		Ventas, Inc	341,980

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15,111		VEREIT, Inc	$128,292
2,668		Vornado Realty Trust	267,627
2,855		Washington Prime Group, Inc	24,810
1,125		Washington REIT	35,190
1,782		Weingarten Realty Investors	59,501
5,557		Welltower, Inc	393,547
11,537		Weyerhaeuser Co	392,027
550		Whitestone REIT	7,612
1,596		WP Carey, Inc	99,303
1,622		Xenia Hotels & Resorts, Inc	27,688

		TOTAL REAL ESTATE	15,542,708

RETAILING - 5.0%
426	*	1-800-FLOWERS.COM, Inc (Class A)	4,345
1,005		Aaron’s, Inc	29,889
976		Abercrombie & Fitch Co (Class A)	11,644
1,106		Advance Auto Parts, Inc	163,976
6,133	*	Amazon.com, Inc	5,437,150
2,547		American Eagle Outfitters, Inc	35,734
122	*	America’s Car-Mart, Inc	4,447
309	*	Asbury Automotive Group, Inc	18,571
4,818	*,e	Ascena Retail Group, Inc	20,525
1,018	*	Autonation, Inc	43,051
458	*	AutoZone, Inc	331,157
603	*	Barnes & Noble Education, Inc	5,783
965		Barnes & Noble, Inc	8,926
2,335		Bed Bath & Beyond, Inc	92,139
4,281		Best Buy Co, Inc	210,411
334		Big 5 Sporting Goods Corp	5,043
803		Big Lots, Inc	39,090
176	*,e	Boot Barn Holdings, Inc	1,741
378	e	Buckle, Inc	7,031
165	*	Build-A-Bear Workshop, Inc	1,460
1,083	*	Burlington Stores, Inc	105,365
774	*	Cabela’s, Inc	41,107
639		Caleres, Inc	16,882
316		Camping World Holdings, Inc	10,188
2,953	*	Carmax, Inc	174,877
368		Cato Corp (Class A)	8,081
2,056		Chico’s FAS, Inc	29,195
345		Children’s Place Retail Stores, Inc	41,417
243		Citi Trends, Inc	4,131
231	*,e	Container Store Group, Inc	977
680		Core-Mark Holding Co, Inc	21,209
1,243		CST Brands, Inc	59,776
514	*	Destination XL Group, Inc	1,465
1,351		Dick’s Sporting Goods, Inc	65,740
290	e	Dillard’s, Inc (Class A)	15,150
4,421		Dollar General Corp	308,276
3,516	*	Dollar Tree, Inc	275,865
1,032		DSW, Inc (Class A)	21,342
144	*,e	Duluth Holdings, Inc	3,066
1,598	*	Etsy, Inc	16,987
1,939		Expedia, Inc	244,644
1,044	*	Express Parent LLC	9,511
191		Finish Line, Inc (Class A)	2,718
824	*	Five Below, Inc	35,687
2,083		Foot Locker, Inc	155,829
616	*	Francesca’s Holdings Corp	9,456
543	e	Fred’s, Inc (Class A)	7,113
254	*	FTD Cos, Inc	5,116
1,573		GameStop Corp (Class A)	35,471
3,431		Gap, Inc	83,339
313	*	Genesco, Inc	17,356
2,287		Genuine Parts Co	211,342

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,054	e	GNC Holdings, Inc	$7,757
324		Group 1 Automotive, Inc	24,002
5,868	*	Groupon, Inc	23,061
904		Guess?, Inc	10,080
270		Haverty Furniture Cos, Inc	6,575
152	*,e	Hibbett Sports, Inc	4,484
19,621		Home Depot, Inc	2,880,951
475		HSN, Inc	17,623
5,109	*,e	JC Penney Co, Inc	31,471
247		Kirkland’s, Inc	3,063
2,808		Kohl’s Corp	111,787
3,738		L Brands, Inc	176,060
221	*,e	Lands’ End, Inc	4,740
829	*	Liberty Expedia Holdings, Inc	37,703
6,599	*	Liberty Interactive Corp	132,112
1,108	*	Liberty TripAdvisor Holdings, Inc	15,623
1,244	*	Liberty Ventures	55,333
463		Lithia Motors, Inc (Class A)	39,656
5,022	*	LKQ Corp	146,994
14,099		Lowe’s Companies, Inc	1,159,079
368	*,e	Lumber Liquidators, Inc	7,724
4,746		Macy’s, Inc	140,671
389	*	MarineMax, Inc	8,422
1,431	*	Michaels Cos, Inc	32,040
452		Monro Muffler, Inc	23,549
651	*	Murphy USA, Inc	47,796
6,426	*	NetFlix, Inc	949,827
1,902	e	Nordstrom, Inc	88,576
451		Nutri/System, Inc	25,031
9,536		Office Depot, Inc	44,485
335	*	Ollie’s Bargain Outlet Holdings, Inc	11,223
1,470	*	O’Reilly Automotive, Inc	396,665
176	*	Overstock.com, Inc	3,027
363	*,e	Party City Holdco, Inc	5,100
608		Penske Auto Group, Inc	28,460
278		PetMed Express, Inc	5,599
1,303		Pier 1 Imports, Inc	9,329
780	*	Priceline.com, Inc	1,388,377
765	e	Rent-A-Center, Inc	6,786
677	*,e	RH	31,318
6,194		Ross Stores, Inc	407,999
2,378	*	Sally Beauty Holdings, Inc	48,606
168	*	Sears Hometown and Outlet Stores, Inc	655
680	*	Select Comfort Corp	16,857
203		Shoe Carnival, Inc	4,988
541	*	Shutterfly, Inc	26,125
1,212		Signet Jewelers Ltd	83,955
297		Sonic Automotive, Inc (Class A)	5,955
571	*,e	Sportsman’s Warehouse Holdings, Inc	2,729
411	e	Stage Stores, Inc	1,065
10,025		Staples, Inc	87,919
493	e	Stein Mart, Inc	1,484
878	e	Tailored Brands, Inc	13,117
9,190		Target Corp	507,196
1,715		Tiffany & Co	163,440
482		Tile Shop Holdings, Inc	9,279
297		Tilly’s, Inc	2,679
10,419		TJX Companies, Inc	823,935
2,100		Tractor Supply Co	144,837
1,758	*	TripAdvisor, Inc	75,875
632	*	Tuesday Morning Corp	2,370
947	*	Ulta Salon Cosmetics & Fragrance, Inc	270,113
1,403	*	Urban Outfitters, Inc	33,335
409	*	Vitamin Shoppe, Inc	8,241
484	*,e	Wayfair, Inc	19,597
258	*	West Marine, Inc	2,461

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,386	e	Williams-Sonoma, Inc	$74,317
32		Winmark Corp	3,616
314	*	Zumiez, Inc	5,746

		TOTAL RETAILING	19,501,441

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
77	*,e	Acacia Communications, Inc	4,514
605	*	Advanced Energy Industries, Inc	41,479
11,899	*	Advanced Micro Devices, Inc	173,131
302	*	Alpha & Omega Semiconductor Ltd	5,191
525	*,e	Ambarella, Inc	28,723
1,424	*	Amkor Technology, Inc	16,504
5,776		Analog Devices, Inc	473,343
17,231		Applied Materials, Inc	670,286
575	*	Axcelis Technologies, Inc	10,810
5,942		Broadcom Ltd	1,301,060
977		Brooks Automation, Inc	21,885
495		Cabot Microelectronics Corp	37,922
990	*	Cavium, Inc	70,943
293	*	Ceva, Inc	10,402
967	*	Cirrus Logic, Inc	58,687
379		Cohu, Inc	6,996
1,538	*	Cree, Inc	41,111
4,786		Cypress Semiconductor Corp	65,855
584	*	Diodes, Inc	14,045
289	*	DSP Group, Inc	3,468
2,131	*	Entegris, Inc	49,865
634	*	Exar Corp	8,248
1,170	*,e	First Solar, Inc	31,707
1,075	*	Formfactor, Inc	12,739
642	*	GigOptix, Inc	1,977
312	*,e	Impinj, Inc	9,444
592	*	Inphi Corp	28,901
2,070	*	Integrated Device Technology, Inc	48,997
74,524		Intel Corp	2,688,081
353		IXYS Corp	5,136
2,428		Kla-Tencor Corp	230,830
800	*	Kopin Corp	3,280
2,530		Lam Research Corp	324,751
1,835	*	Lattice Semiconductor Corp	12,698
478	*	MA-COM Technology Solutions	23,087
6,275		Marvell Technology Group Ltd	95,757
4,552		Maxim Integrated Products, Inc	204,658
850	*	MaxLinear, Inc	23,843
3,249		Microchip Technology, Inc	239,711
16,297	*	Micron Technology, Inc	470,983
1,806	*	Microsemi Corp	93,063
858		MKS Instruments, Inc	58,988
598		Monolithic Power Systems, Inc	55,076
364	*	Nanometrics, Inc	11,087
478	*,e	NeoPhotonics Corp Ltd	4,307
68		NVE Corp	5,630
8,016		NVIDIA Corp	873,183
6,349	*	ON Semiconductor Corp	98,346
409	*	PDF Solutions, Inc	9,252
970	*	Photronics, Inc	10,379
425		Power Integrations, Inc	27,944
2,043	*	Qorvo, Inc	140,068
23,162		Qualcomm, Inc	1,328,109
1,707	*	Rambus, Inc	22,430
456	*	Rudolph Technologies, Inc	10,214
936	*	Semtech Corp	31,637
497	*	Sigma Designs, Inc	3,106
618	*	Silicon Laboratories, Inc	45,454
3,037		Skyworks Solutions, Inc	297,565

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

886	*,e	SunPower Corp	$5,405
3,141		Teradyne, Inc	97,685
15,843		Texas Instruments, Inc	1,276,312
395	*	Ultra Clean Holdings	6,664
367	*	Ultratech, Inc	10,871
603	*	Veeco Instruments, Inc	18,000
1,462	*	Versum Materials, Inc	44,737
584	*	Xcerra Corp	5,192
3,989		Xilinx, Inc	230,923
754		Xperi Corp	25,598

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,418,273

SOFTWARE & SERVICES - 12.1%
661	*	2U, Inc	26,215
1,358	*	8x8, Inc	20,709
670	*	A10 Networks, Inc	6,130
9,833		Accenture plc	1,178,780
1,775	*	ACI Worldwide, Inc	37,967
8,926		Activision Blizzard, Inc	445,050
552	*	Actua Corp	7,756
1,189	*	Acxiom Corp	33,851
7,688	*	Adobe Systems, Inc	1,000,439
2,666	*	Akamai Technologies, Inc	159,160
89	*,e	Alarm.com Holdings, Inc	2,736
291	*	ALJ Regional Holdings, Inc	1,083
898		Alliance Data Systems Corp	223,602
4,629	*	Alphabet, Inc (Class A)	3,924,466
4,679	*	Alphabet, Inc (Class C)	3,881,511
273	*	Amber Road, Inc	2,108
2,323		Amdocs Ltd	141,680
370	*	American Software, Inc (Class A)	3,804
555	*	Angie’s List, Inc	3,163
1,444	*	Ansys, Inc	154,320
116	*	Appfolio, Inc	3,155
1,150	*	Aspen Technology, Inc	67,758
403	*	Atlassian Corp plc	12,070
145	*	Autobytel, Inc	1,817
3,250	*	Autodesk, Inc	281,027
7,191		Automatic Data Processing, Inc	736,286
727	*	Bankrate, Inc	7,016
335	*	Barracuda Networks, Inc	7,742
1,241	*	Bazaarvoice, Inc	5,336
169	*	Benefitfocus, Inc	4,724
303	*,e	Black Knight Financial Services, Inc	11,605
735		Blackbaud, Inc	56,352
841	*	Blackhawk Network Holdings, Inc	34,145
583	*	Blucora, Inc	10,086
1,759		Booz Allen Hamilton Holding Co	62,251
528	*	Bottomline Technologies, Inc	12,487
735	*	Box, Inc	11,988
460	*	Brightcove, Inc	4,094
1,807		Broadridge Financial Solutions, Inc	122,786
423	*	BroadSoft, Inc	17,005
4,577		CA, Inc	145,182
373	*	CACI International, Inc (Class A)	43,753
4,934	*	Cadence Design Systems, Inc	154,928
790	*	Callidus Software, Inc	16,866
238	*	Carbonite, Inc	4,831
692	*	Cardtronics plc	32,351
271	*	Care.com, Inc	3,390
155		Cass Information Systems, Inc	10,245
2,399		CDK Global, Inc	155,959
347	*	ChannelAdvisor Corp	3,869
395	*,e	Cimpress NV	34,045
2,399	*	Citrix Systems, Inc	200,053
9,470	*	Cognizant Technology Solutions Corp (Class A)	563,654

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

414	*	CommerceHub, Inc	$6,429
207	*	CommerceHub, Inc (Series A)	3,204
592	*	Commvault Systems, Inc	30,074
2,139		Computer Sciences Corp	147,612
3,045	*	Conduent, Inc	51,095
1,361		Convergys Corp	28,785
779	*	Cornerstone OnDemand, Inc	30,295
494	*	CoStar Group, Inc	102,367
485		CSG Systems International, Inc	18,338
2,529		CSRA, Inc	74,074
3,420	*	Dell Technologies, Inc-VMware Inc	219,154
789	*	DHI Group, Inc	3,117
110	*,e	Digimarc Corp	2,970
515		DST Systems, Inc	63,087
16,730	*	eBay, Inc	561,626
480	e	Ebix, Inc	29,400
4,608	*	Electronic Arts, Inc	412,508
522	*	Ellie Mae, Inc	52,341
845	*	Endurance International Group Holdings, Inc	6,633
382	*	EnerNOC, Inc	2,292
639	*	Envestnet, Inc	20,640
739	*	EPAM Systems, Inc	55,809
781	*	Euronet Worldwide, Inc	66,791
941		EVERTEC, Inc	14,962
203	*	EXA Corp	2,578
484	*	ExlService Holdings, Inc	22,922
35,383	*	Facebook, Inc	5,026,155
534		Fair Isaac Corp	68,859
5,114		Fidelity National Information Services, Inc	407,177
2,341	*,e	FireEye, Inc	29,520
1,418	*	First American Corp	57,741
4,841	*	First Data Corp	75,035
3,510	*	Fiserv, Inc	404,738
351	*	Five9, Inc	5,777
1,425	*	FleetCor Technologies, Inc	215,788
178		Forrester Research, Inc	7,076
2,237	*	Fortinet, Inc	85,789
1,264	*	Gartner, Inc	136,499
2,525		Genpact Ltd	62,519
494	*	Gigamon, Inc	17,562
2,370		Global Payments, Inc	191,212
117	*	Global Sources Ltd	965
359	*,e	Globant S.A.	13,068
1,606	*,e	Glu Mobile, Inc	3,646
720	*	GoDaddy, Inc	27,288
805	*,e	Gogo, Inc	8,855
1,239	*	GrubHub, Inc	40,751
399	*	GTT Communications, Inc	9,716
239	*	Guidance Software, Inc	1,410
1,120	*	Guidewire Software, Inc	63,090
476		Hackett Group, Inc	9,277
611	*	Hortonworks, Inc	5,994
443	*	HubSpot, Inc	26,824
1,106	*	IAC/InterActiveCorp	81,534
439	*	Imperva, Inc	18,021
513	*	Information Services Group, Inc	1,616
166	*	Instructure, Inc	3,884
13,863		International Business Machines Corp	2,414,103
3,856		Intuit, Inc	447,257
736		j2 Global, Inc	61,758
1,253		Jack Henry & Associates, Inc	116,654
661	*	Jive Software, Inc	2,842
2,118		Leidos Holdings, Inc	108,315
884	*	Limelight Networks, Inc	2,281
325	*	Liquidity Services, Inc	2,600
827	*	Liveperson, Inc	5,665

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

797		LogMeIn, Inc	$77,708
1,109	*	Manhattan Associates, Inc	57,723
349		Mantech International Corp (Class A)	12,086
441		Marchex, Inc (Class B)	1,200
15,195		MasterCard, Inc (Class A)	1,708,982
447	*,e	Match Group, Inc	7,300
1,027		MAXIMUS, Inc	63,879
650	*	MeetMe, Inc	3,829
119,428		Microsoft Corp	7,865,528
136	*	MicroStrategy, Inc (Class A)	25,541
348	*	MINDBODY, Inc	9,553
467	*	Mitek Systems, Inc	3,106
577	*	MobileIron, Inc	2,510
351	*	Model N, Inc	3,668
445	*	MoneyGram International, Inc	7,480
614		Monotype Imaging Holdings, Inc	12,341
81		NCI, Inc (Class A)	1,219
808	*	NeuStar, Inc (Class A)	26,785
339	*	New Relic, Inc	12,567
949		NIC, Inc	19,170
3,449	*	Nuance Communications, Inc	59,702
223	*	Numerex Corp	1,064
333	*	Nutanix, Inc	6,250
46,635		Oracle Corp	2,080,387
3,395	*	Pandora Media, Inc	40,095
128	*,e	Park City Group, Inc	1,581
5,152		Paychex, Inc	303,453
676	*	Paycom Software, Inc	38,877
318	*	Paylocity Holding Corp	12,284
17,853	*	PayPal Holdings, Inc	768,036
548		Pegasystems, Inc	24,030
509	*	Perficient, Inc	8,836
221	*	PFSweb, Inc	1,443
637	*	Planet Payment, Inc	2,535
766		Progress Software Corp	22,252
616	*	Proofpoint, Inc	45,806
336	*	PROS Holdings, Inc	8,128
1,758	*	PTC, Inc	92,383
395	*	Q2 Holdings, Inc	13,766
144		QAD, Inc (Class A)	4,010
419	*	Qualys, Inc	15,880
335	*	QuinStreet, Inc	1,307
978	*	Quotient Technology, Inc	9,340
302	*	Rapid7, Inc	4,524
299	*	RealNetworks, Inc	1,447
795	*	RealPage, Inc	27,746
2,803	*	Red Hat, Inc	242,460
111		Reis, Inc	1,987
560	*	RetailMeNot, Inc	4,536
187	*	Rightside Group Ltd	1,855
906	*	RingCentral, Inc	25,640
279	*	Rosetta Stone, Inc	2,720
572	*	Rubicon Project, Inc	3,369
3,264		Sabre Corp	69,164
10,086	*	salesforce.com, Inc	831,994
329		Sapiens International Corp NV	4,238
661		Science Applications International Corp	49,178
96	*	SecureWorks Corp	912
2,453	*	ServiceNow, Inc	214,564
819	*	ServiceSource International LLC	3,178
309	*	Shutterstock, Inc	12,777
710	*	Silver Spring Networks, Inc	8,016
2,022	*	Splunk, Inc	125,950
256	*	SPS Commerce, Inc	14,973
797	*	Square, Inc	13,772
2,602		SS&C Technologies Holdings, Inc	92,111

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

252	*,e	Stamps.com, Inc	$29,824
566	*	Sykes Enterprises, Inc	16,640
9,896		Symantec Corp	303,609
630	*	Synchronoss Technologies, Inc	15,372
2,467	*	Synopsys, Inc	177,945
543		Syntel, Inc	9,139
849	*	Tableau Software, Inc	42,068
1,450	*	Take-Two Interactive Software, Inc	85,942
222	*	TechTarget, Inc	2,005
397	*	TeleNav, Inc	3,434
235		TeleTech Holdings, Inc	6,956
2,058	*	Teradata Corp	64,045
1,823		TiVo Corp	34,181
2,648		Total System Services, Inc	141,562
233	*	Trade Desk, Inc	8,679
1,781		Travelport Worldwide Ltd	20,962
821	*,e	TrueCar, Inc	12,701
592	*,e	Twilio, Inc	17,091
9,865	*	Twitter, Inc	147,482
509	*	Tyler Technologies, Inc	78,671
424	*	Ultimate Software Group, Inc	82,769
686	*	Unisys Corp	9,570
2,457	*	Vantiv, Inc	157,543
158	*	Varonis Systems, Inc	5,024
469	*	Vasco Data Security International	6,332
1,042	*	Verint Systems, Inc	45,197
1,497	*	VeriSign, Inc	130,404
631	*,e	VirnetX Holding Corp	1,451
427	*	Virtusa Corp	12,904
30,047		Visa, Inc (Class A)	2,670,277
1,366	*,e	VMware, Inc (Class A)	125,863
575	*	WebMD Health Corp (Class A)	30,291
659	*	Website Pros, Inc	12,719
7,675		Western Union Co	156,186
596	*	WEX, Inc	61,686
1,814	*	Workday, Inc	151,070
340	*	Workiva, Inc	5,321
346	*	Xactly Corp	4,117
376	*	XO Group, Inc	6,471
13,721	*	Yahoo!, Inc	636,792
1,055	*	Yelp, Inc	34,551
1,214	*	Zendesk, Inc	34,041
795	*	Zillow Group, Inc	26,879
1,533	*	Zillow Group, Inc (Class C)	51,616
743	*	Zix Corp	3,574
10,999	*	Zynga, Inc	31,347

		TOTAL SOFTWARE & SERVICES	47,344,384

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
1,599	*,e	3D Systems Corp	23,921
806		Adtran, Inc	16,724
317	*	Aerohive Networks, Inc	1,335
400	*	Agilysys, Inc	3,780
4,781		Amphenol Corp (Class A)	340,264
412	*	Anixter International, Inc	32,672
86,420		Apple, Inc	12,415,097
367	*,e	Applied Optoelectronics, Inc	20,607
593	*	Arista Networks, Inc	78,436
2,915	*	ARRIS International plc	77,102
1,404	*	Arrow Electronics, Inc	103,068
470	*	Avid Technology, Inc	2,190
1,997		Avnet, Inc	91,383
720		AVX Corp	11,794
420		Badger Meter, Inc	15,435
144		Bel Fuse, Inc (Class B)	3,679

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

626		Belden CDT, Inc	$43,313
750	*	Benchmark Electronics, Inc	23,850
226		Black Box Corp	2,023
7,193		Brocade Communications Systems, Inc	89,769
528	*	CalAmp Corp	8,865
643	*	Calix, Inc	4,662
2,466		CDW Corp	142,313
2,102	*	Ciena Corp	49,628
79,369		Cisco Systems, Inc	2,682,672
153	*	Clearfield, Inc	2,517
1,253		Cognex Corp	105,189
369	*	Coherent, Inc	75,881
1,980	*	CommScope Holding Co, Inc	82,586
234		Comtech Telecommunications Corp	3,449
305	*	Control4 Corp	4,816
14,899		Corning, Inc	402,273
351	e	CPI Card Group, Inc	1,474
622	*	Cray, Inc	13,622
485		CTS Corp	10,330
548		Daktronics, Inc	5,179
936	e	Diebold, Inc	28,735
400	*	Digi International, Inc	4,760
782		Dolby Laboratories, Inc (Class A)	40,985
250	*	Eastman Kodak Co	2,875
702	*	EchoStar Corp (Class A)	39,979
447	*	Electro Scientific Industries, Inc	3,116
717	*	Electronics for Imaging, Inc	35,011
381		EMCORE Corp	3,429
96	*	ePlus, Inc	12,965
1,428	*	Extreme Networks, Inc	10,724
1,105	*	F5 Networks, Inc	157,540
537	*	Fabrinet	22,570
256	*	FARO Technologies, Inc	9,152
1,691	*	Finisar Corp	46,232
1,957	*,e	Fitbit, Inc	11,585
2,092		Flir Systems, Inc	75,898
1,256	*	Harmonic, Inc	7,473
1,964		Harris Corp	218,534
27,320		Hewlett Packard Enterprise Co	647,484
27,260		HP, Inc	487,409
909	*	II-VI, Inc	32,769
400	*	Immersion Corp	3,464
2,159	*	Infinera Corp	22,087
620	*	Insight Enterprises, Inc	25,476
520		InterDigital, Inc	44,876
1,144	*	InvenSense, Inc	14,449
544	*	IPG Photonics Corp	65,661
553	*	Itron, Inc	33,567
983	*	Ixia	19,316
2,873		Jabil Circuit, Inc	83,087
6,129		Juniper Networks, Inc	170,570
2,647	*	Keysight Technologies, Inc	95,663
411	*	Kimball Electronics, Inc	6,966
1,352	*	Knowles Corp	25,620
172	*	KVH Industries, Inc	1,445
346		Littelfuse, Inc	55,329
776	*	Lumentum Holdings, Inc	41,400
509	*	Maxwell Technologies, Inc	2,957
41		Mesa Laboratories, Inc	5,031
620		Methode Electronics, Inc	28,272
2,716		Motorola, Inc	234,174
221		MTS Systems Corp	12,166
1,665		National Instruments Corp	54,212
1,908	*	NCR Corp	87,157
4,480		NetApp, Inc	187,488
482	*	Netgear, Inc	23,883

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,579	*	Netscout Systems, Inc	$59,923
953	*	Nimble Storage, Inc	11,912
497	*	Novanta, Inc	13,195
2,605	*	Oclaro, Inc	25,581
283	*	OSI Systems, Inc	20,656
1,355	*	Palo Alto Networks, Inc	152,681
291		Park Electrochemical Corp	5,197
196		PC Connection, Inc	5,839
526		Plantronics, Inc	28,462
511	*	Plexus Corp	29,536
926	*	Pure Storage, Inc	9,103
553	*	Radisys Corp	2,212
267	*	Rogers Corp	22,927
1,157	*	Sanmina Corp	46,974
381	*	Scansource, Inc	14,954
1,028	*	ShoreTel, Inc	6,322
81		Silicom Ltd	4,023
704	*	Sonus Networks, Inc	4,639
751	*	Stratasys Ltd	15,388
589	*	Super Micro Computer, Inc	14,931
572	*	Synaptics, Inc	28,320
461		SYNNEX Corp	51,604
151		Systemax, Inc	1,675
538	*	Tech Data Corp	50,518
3,961	*	Trimble Navigation Ltd	126,792
1,110	*	TTM Technologies, Inc	17,904
407	*	Ubiquiti Networks, Inc	20,456
637		Universal Display Corp	54,846
591	*	USA Technologies, Inc	2,512
1,621	*	VeriFone Systems, Inc	30,361
836	*,e	Viasat, Inc	53,354
3,759	*	Viavi Solutions, Inc	40,296
1,913		Vishay Intertechnology, Inc	31,469
161	*	Vishay Precision Group, Inc	2,544
4,463		Western Digital Corp	368,331
16,580		Xerox Corp	121,697
799	*	Zebra Technologies Corp (Class A)	72,909

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	21,805,482

TELECOMMUNICATION SERVICES - 2.2%
97,148		AT&T, Inc	4,036,499
92		ATN International, Inc	6,479
542	*	Boingo Wireless, Inc	7,041
8,411		CenturyTel, Inc	198,247
601	*	Cincinnati Bell, Inc	10,638
635		Cogent Communications Group, Inc	27,337
862	e	Consolidated Communications Holdings, Inc	20,188
499	*	Fairpoint Communications, Inc	8,283
17,604	e	Frontier Communications Corp	37,672
464	*	General Communication, Inc (Class A)	9,651
5,885	*,e	Globalstar, Inc	9,416
126	*	Hawaiian Telcom Holdco, Inc	2,887
238		IDT Corp (Class B)	3,027
1,269	*,e	Iridium Communications, Inc	12,246
4,651	*	Level 3 Communications, Inc	266,130
323	*	Lumos Networks Corp	5,717
1,000	*	Orbcomm, Inc	9,550
184	*	pdvWireless, Inc	4,020
728		Shenandoah Telecom Co	20,420
309		Spok Holdings, Inc	5,871
11,457	*	Sprint Corp	99,447
164	*,e	Straight Path Communications, Inc	5,899
1,431		Telephone & Data Systems, Inc	37,936
4,471	*	T-Mobile US, Inc	288,782
260	*	US Cellular Corp	9,706

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

64,347		Verizon Communications, Inc	$3,136,916
2,643	*	Vonage Holdings Corp	16,704
2,557	e	Windstream Holdings, Inc	13,936
2,522	*	Zayo Group Holdings, Inc	82,974

		TOTAL TELECOMMUNICATION SERVICES	8,393,619

TRANSPORTATION - 2.1%
770	*	Air Transport Services Group, Inc	12,358
1,907		Alaska Air Group, Inc	175,864
203		Allegiant Travel Co	32,531
94		Amerco, Inc	35,832
8,225		American Airlines Group, Inc	347,917
378		Arkansas Best Corp	9,828
363	*	Atlas Air Worldwide Holdings, Inc	20,128
1,294	*	Avis Budget Group, Inc	38,277
1,588		Celadon Group, Inc	10,401
2,198		CH Robinson Worldwide, Inc	169,883
473		Copa Holdings S.A. (Class A)	53,094
383		Costamare, Inc	2,551
185	*	Covenant Transportation Group, Inc	3,478
14,855		CSX Corp	691,500
12,002		Delta Air Lines, Inc	551,612
427	*	Echo Global Logistics, Inc	9,116
2,803		Expeditors International of Washington, Inc	158,341
3,936		FedEx Corp	768,110
466		Forward Air Corp	22,168
875	*	Genesee & Wyoming, Inc (Class A)	59,378
948	*	Hawaiian Holdings, Inc	44,035
689		Heartland Express, Inc	13,814
1,112	*,e	Hertz Global Holdings, Inc	19,504
505	*	Hub Group, Inc (Class A)	23,432
1,370		J.B. Hunt Transport Services, Inc	125,684
4,976	*	JetBlue Airways Corp	102,555
1,687		Kansas City Southern Industries, Inc	144,677
813	*	Kirby Corp	57,357
1,000		Knight Transportation, Inc	31,350
734		Landstar System, Inc	62,867
1,110		Macquarie Infrastructure Co LLC	89,444
319		Marten Transport Ltd	7,481
668		Matson, Inc	21,216
4,605		Norfolk Southern Corp	515,622
1,041		Old Dominion Freight Line	89,078
118		Park-Ohio Holdings Corp	4,242
958	*	Radiant Logistics, Inc	4,790
411	*	Roadrunner Transportation Services Holdings, Inc	2,824
808		Ryder System, Inc	60,956
483	*	Saia, Inc	21,397
2,101	*,e	Scorpio Bulkers, Inc	19,329
751		Skywest, Inc	25,722
10,032		Southwest Airlines Co	539,320
1,280	*	Spirit Airlines, Inc	67,930
1,357	*	Swift Transportation Co, Inc	27,873
13,298		Union Pacific Corp	1,408,524
4,995	*	United Continental Holdings, Inc	352,847
10,903		United Parcel Service, Inc (Class B)	1,169,892
122		Universal Truckload Services, Inc	1,751
139	*	USA Truck, Inc	1,022
694		Werner Enterprises, Inc	18,183
1,562	*	XPO Logistics, Inc	74,804
521	*	YRC Worldwide, Inc	5,736

		TOTAL TRANSPORTATION	8,327,625

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.1%
10,475		AES Corp	$117,110
912		Allete, Inc	61,752
3,512		Alliant Energy Corp	139,110
3,776		Ameren Corp	206,132
7,729		American Electric Power Co, Inc	518,848
543		American States Water Co	24,055
2,765		American Water Works Co, Inc	215,034
2,696		Aqua America, Inc	86,676
111		Artesian Resources Corp	3,614
1,866	*	Atlantic Power Corp	4,945
854		Atlantica Yield plc	17,900
1,658		Atmos Energy Corp	130,965
895		Avangrid, Inc	38,252
1,041		Avista Corp	40,651
814		Black Hills Corp	54,107
1,141		California Water Service Group	40,905
5,665	*	Calpine Corp	62,598
6,767		Centerpoint Energy, Inc	186,566
223		Chesapeake Utilities Corp	15,432
4,404		CMS Energy Corp	197,035
165		Connecticut Water Service, Inc	8,770
4,840		Consolidated Edison, Inc	375,874
213		Consolidated Water Co, Inc	2,481
102		Delta Natural Gas Co, Inc	3,096
9,695		Dominion Resources, Inc	752,041
2,735		DTE Energy Co	279,271
10,890		Duke Energy Corp	893,089
1,845	*	Dynegy, Inc	14,502
4,924		Edison International	392,000
906		El Paso Electric Co	45,753
2,656		Entergy Corp	201,750
4,939		Eversource Energy	290,314
13,762		Exelon Corp	495,157
1,000	*,m	Ferroglobe plc	0
6,315		FirstEnergy Corp	200,943
182		Genie Energy Ltd	1,318
133		Global Water Resources, Inc	1,157
3,695		Great Plains Energy, Inc	107,968
1,956		Hawaiian Electric Industries, Inc	65,154
915		Idacorp, Inc	75,908
2,855		MDU Resources Group, Inc	78,141
686		MGE Energy, Inc	44,590
240		Middlesex Water Co	8,868
1,140		National Fuel Gas Co	67,967
1,317		New Jersey Resources Corp	52,153
7,262		NextEra Energy, Inc	932,223
4,785		NiSource, Inc	113,835
419		Northwest Natural Gas Co	24,763
871		NorthWestern Corp	51,128
4,874		NRG Energy, Inc	91,144
495		NRG Yield, Inc (Class A)	8,608
926		NRG Yield, Inc (Class C)	16,390
3,173		OGE Energy Corp	110,992
836		ONE Gas, Inc	56,514
764		Ormat Technologies, Inc	43,609
757		Otter Tail Corp	28,690
1,426	e	Pattern Energy Group, Inc	28,705
7,814		PG&E Corp	518,537
1,744		Pinnacle West Capital Corp	145,415
1,400		PNM Resources, Inc	51,800
1,492		Portland General Electric Co	66,275
10,454		PPL Corp	390,875
7,872		Public Service Enterprise Group, Inc	349,123
1,942		SCANA Corp	126,910
3,870		Sempra Energy	427,635

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

254		SJW Corp			$12,248
1,083		South Jersey Industries, Inc			38,609
15,300		Southern Co			761,634
672		Southwest Gas Corp			55,716
78	e	Spark Energy, Inc			2,492
687		Spire, Inc			46,372
3,917		TerraForm Global, Inc			18,802
1,278		TerraForm Power, Inc			15,809
2,656		UGI Corp			131,206
205		Unitil Corp			9,231
1,461		Vectren Corp			85,629
557	*,e	Vivint Solar, Inc			1,560
4,827		WEC Energy Group, Inc			292,661
2,366		Westar Energy, Inc			128,403
775		WGL Holdings, Inc			63,961
7,913		Xcel Energy, Inc			351,733
185		York Water Co			6,484

		TOTAL UTILITIES			12,225,673

		TOTAL COMMON STOCKS (Cost $207,902,908)			388,252,015

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR			112
499	m	Trius Therapeutics, Inc			0

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			112

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc			0

		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS (Cost $8)			112

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS – 1.5%

GOVERNMENT AGENCY DEBT - 0.1%
$ 450,000	d	Federal Home Loan Bank (FHLB)	0.500%	04/03/17	450,000

					450,000

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
5,452,675	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,452,675

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,452,675

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,902,662)	5,902,675

		TOTAL INVESTMENTS - 101.4% (Cost $213,805,578)	394,154,802
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(5,385,095)

		NET ASSETS - 100.0%	$388,769,707

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,305,456.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 1.2%
65,428		BHP Billiton Ltd	$1,189,884

		TOTAL AUSTRALIA	1,189,884

BRAZIL - 0.2%
47,318		Kroton Educacional S.A.	200,723

		TOTAL BRAZIL	200,723

DENMARK - 0.9%
16,011		DSV AS	828,139

		TOTAL DENMARK	828,139

FRANCE - 22.6%
135,131		Accor S.A.	5,620,656
2,398		BNP Paribas	159,573
59,489		Compagnie de Saint-Gobain	3,052,191
15,287		Essilor International S.A.	1,856,011
4,131		Kering	1,067,718
63,157		Schneider Electric S.A.	4,640,061
56,825		Societe Generale	2,879,056
29,840		Vinci S.A.	2,369,552

		TOTAL FRANCE	21,644,818

GERMANY - 15.8%
18,859		Adidas-Salomon AG.	3,587,583
31,832		GEA Group AG.	1,352,335
22,538		Henkel KGaA (Preference)	2,888,810
43,155		Lanxess AG.	2,894,946
26,687		Linde AG.	4,446,611

		TOTAL GERMANY	15,170,285

HONG KONG - 0.7%
34,335	*	Melco Crown Entertainment Ltd (ADR)	636,571

		TOTAL HONG KONG	636,571

INDIA - 11.6%
93,252		Asian Paints Ltd	1,540,900
339,865	*	Crompton Greaves Consumer Electricals Ltd	1,135,561
4,504		Eicher Motors Ltd	1,774,332
20,373		Emami Ltd	333,907
155,417		Havells India Ltd	1,114,821
112,500		HDFC Bank Ltd	2,501,307
14,794		Housing Development Finance Corp	342,265
99,218		IndusInd Bank Ltd	2,177,627
32,037	*,g	RBL Bank Ltd	244,011

		TOTAL INDIA	11,164,731

ITALY - 8.2%
751,008		Banca Intesa S.p.A.	2,042,819
207,100		Mediobanca S.p.A.	1,867,271
61,190		Moncler S.p.A	1,340,446
167,018	*	UniCredit S.p.A	2,574,633

		TOTAL ITALY	7,825,169

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 15.3%
31,601		Dai-ichi Mutual Life Insurance Co	$565,639
175,000		Hitachi Ltd	950,206
534,242	*	Ishikawajima-Harima Heavy Industries Co Ltd	1,689,909
73,926		Komatsu Ltd	1,936,364
30,924	e	Konami Corp	1,313,480
140,503		Mitsubishi UFJ Financial Group, Inc	885,052
10,525		Murata Manufacturing Co Ltd	1,499,449
52,424		Olympus Corp	2,023,385
98,250		Sony Corp	3,315,784
12,603		Tokio Marine Holdings, Inc	532,657

		TOTAL JAPAN	14,711,925

NETHERLANDS - 1.2%
9,207		Heineken NV	783,500
25,349		ING Groep NV	382,878
47		Royal Dutch Shell plc (A Shares)	1,239

		TOTAL NETHERLANDS	1,167,617

NORWAY - 1.1%
58,476		Statoil ASA	1,005,117

		TOTAL NORWAY	1,005,117

SWEDEN - 2.1%
72,549	e	Electrolux AB (Series B)	2,014,092

		TOTAL SWEDEN	2,014,092

SWITZERLAND - 4.7%
1,746		Burckhardt Compression Holding AG.	472,822
1,439		Geberit AG.	620,081
24,776		Swatch Group AG. (Registered)	1,725,309
6,413		Zurich Financial Services AG.	1,711,376

		TOTAL SWITZERLAND	4,529,588

TAIWAN - 1.9%
1,444,662		Advanced Semiconductor Engineering, Inc	1,850,654

		TOTAL TAIWAN	1,850,654

UNITED KINGDOM - 9.5%
302,258		CNH Industrial NV	2,909,256
51,426		Diageo plc	1,472,593
1,217		Rio Tinto plc	49,006
1,243,317	*	Tesco plc	2,893,651
75,107		Weir Group plc	1,806,713

		TOTAL UNITED KINGDOM	9,131,219

UNITED STATES - 1.5%
27,984		WisdomTree Japan Hedged Equity Fund	1,416,550

		TOTAL UNITED STATES	1,416,550

URUGUAY - 0.7%
85,460	*	Arcos Dorados Holdings, Inc	687,953

		TOTAL URUGUAY	687,953

		TOTAL COMMON STOCKS (Cost $87,306,376)	95,175,035

TIAA-CREF LIFE FUNDS - International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.6%
$ 600,000		Federal Home Loan Bank (FHLB)	0.500%	04/03/17	$600,000

		TOTAL GOVERNMENT AGENCY DEBT			600,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
1,790,999	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,790,999

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,790,999

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,390,982)			2,390,999

		TOTAL INVESTMENTS - 101.7% (Cost $89,697,358)			97,566,034
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(1,654,219)

		NET ASSETS - 100.0%			$95,911,815

Abbreviation(s):

ADR	- American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,718,917.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $244,011 or 0.3% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$24,566,575	25.5%
CONSUMER DISCRETIONARY	21,332,396	22.2
FINANCIALS	20,282,714	21.2
MATERIALS	10,121,347	10.6
CONSUMER STAPLES	8,372,462	8.7
INFORMATION TECHNOLOGY	5,613,789	5.9
HEALTH CARE	3,879,396	4.0
ENERGY	1,006,356	1.1
SHORT-TERM INVESTMENTS	2,390,999	2.5
OTHER ASSETS & LIABILITIES, NET	(1,654,219)	(1.7)

NET ASSETS	$95,911,815	100.0

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.0%
$ 48,879	i	Dealer Tire LLC	4.938%	12/22/21	$49,490

		TOTAL AUTOMOBILES & COMPONENTS			49,490

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
97,245	i	Trans Union LLC	3.482	04/09/23	97,792
66,421	i	USAGM HoldCo LLC	5.500	07/28/22	66,753
8,069	i	USAGM HoldCo LLC	5.500	07/28/22	8,109

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			172,654

CONSUMER SERVICES - 0.2%
98,000	i	Jackson Hewitt Tax Service, Inc	8.039	07/30/20	92,610
98,505	i	Kindercare Education LLC	5.397	08/12/22	98,998

		TOTAL CONSUMER SERVICES			191,608

ENERGY - 0.0%
15,000	i	California Resources Corp	11.375	12/31/21	16,550

		TOTAL ENERGY			16,550

FOOD, BEVERAGE & TOBACCO - 0.0%
29,626	i	Hostess Brands LLC	4.000	08/03/22	29,892

		TOTAL FOOD, BEVERAGE & TOBACCO			29,892

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
97,433	i	DaVita HealthCare Partners, Inc	3.732	06/24/21	98,469
55,437	i	Greatbatch Ltd	4.500	10/27/22	55,368

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			153,837

MATERIALS - 0.0%
24,666	i	PLZ Aeroscience Corp	4.642	07/29/22	24,790
40,000	i	Solenis International LP	7.804	07/29/22	39,475

		TOTAL MATERIALS			64,265

MEDIA - 0.2%
98,500	i	CDS US Intermediate Holdings, Inc	5.147	07/08/22	99,136
49,219	i	CSC Holdings LLC	3.943	10/11/24	49,080
73,306		ProQuest, LLC	5.250	10/24/21	74,314

		TOTAL MEDIA			222,530

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
49,458	i	Quintiles IMS, Inc	3.051	03/03/24	49,841

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			49,841

REAL ESTATE - 0.0%
72,759	i	DTZ US Borrower LLC	4.304	11/04/21	73,135

		TOTAL REAL ESTATE			73,135

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.0%
$ 24,625	i	CHI Doors Holdings Corp	4.250%	07/31/22	$24,584

		TOTAL RETAILING			24,584

SOFTWARE & SERVICES - 0.0%
47,953	i	Mitchell International, Inc	4.539	10/13/20	48,393
1,414	i	SS&C European Holdings SARL	3.232	07/08/22	1,420
16,547	i	SS&C Technologies, Inc	3.232	07/08/22	16,620

		TOTAL SOFTWARE & SERVICES			66,433

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
87,700	i	CommScope, Inc	3.482	12/29/22	88,275
65,091	i	Sensata Technologies BV	3.131	10/14/21	65,440
14,299	i	Zebra Technologies Corp	3.600	10/27/21	14,404

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			168,119

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,271,982)			1,282,938

BONDS - 95.5%

CORPORATE BONDS - 45.3%

AUTOMOBILES & COMPONENTS - 0.9%
175,000	g	BMW US Capital LLC	2.000	04/11/21	171,521
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	104,250
125,000		Delphi Automotive plc	3.150	11/19/20	127,505
100,000		Delphi Automotive plc	4.400	10/01/46	95,251
100,000		Ford Motor Co	4.346	12/08/26	101,815
8,000	g	Gates Global LLC	6.000	07/15/22	8,140
100,000		Goodyear Tire & Rubber Co	5.000	05/31/26	102,500
200,000	g	Hyundai Capital America	2.000	07/01/19	198,161
100,000	g	Hyundai Capital America	2.550	04/03/20	99,990
200,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	199,713
175,000		Magna International, Inc	3.625	06/15/24	178,533
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	156,188

		TOTAL AUTOMOBILES & COMPONENTS			1,543,567

BANKS - 7.0%
200,000	g,i	Akbank TAS	7.200	03/16/27	207,745
125,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	121,615
300,000		Bank of America Corp	2.151	11/09/20	297,251
200,000		Bank of America Corp	3.875	08/01/25	203,526
300,000		Bank of America Corp	3.248	10/21/27	285,541
200,000	i	Bank of America Corp	3.824	01/20/28	200,407
50,000		Bank of America Corp	4.750	04/21/45	50,228
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	225,668
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	149,747
125,000		Barclays plc	3.650	03/16/25	121,719
250,000		Branch Banking & Trust Co	2.300	10/15/18	251,727
60,000		Capital One Bank USA NA	3.375	02/15/23	59,870
750,000		Citigroup, Inc	3.200	10/21/26	715,834
200,000	i	Citigroup, Inc	3.887	01/10/28	200,870
100,000		Citizens Financial Group, Inc	2.375	07/28/21	98,599
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	250,227
325,000		Cooperatieve Rabobank UA	3.750	07/21/26	317,522
100,000	g	Credit Agricole S.A.	2.500	04/15/19	100,603
200,000	g	Credit Agricole S.A.	3.375	01/10/22	199,986
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	200,703
75,000		Discover Bank	3.100	06/04/20	76,500
125,000		Discover Bank	3.200	08/09/21	126,575
200,000	g	GTH Finance BV	7.250	04/26/23	220,020
150,000	g	HSBC Bank plc	4.125	08/12/20	158,406

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 375,000		HSBC Holdings plc	2.650%	01/05/22	$369,874
225,000	i	HSBC Holdings plc	3.262	03/13/23	226,089
200,000		HSBC Holdings plc	4.375	11/23/26	201,531
200,000	i	HSBC Holdings plc	4.041	03/13/28	202,142
375,000		JPMorgan Chase & Co	2.750	06/23/20	379,845
325,000		JPMorgan Chase & Co	2.295	08/15/21	321,592
150,000		JPMorgan Chase & Co	2.700	05/18/23	146,711
350,000		JPMorgan Chase & Co	3.200	06/15/26	339,799
175,000		JPMorgan Chase & Co	2.950	10/01/26	166,367
175,000	i	JPMorgan Chase & Co	4.260	02/22/48	174,693
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	100,875
80,000		KeyBank NA	2.500	12/15/19	80,894
100,000		Lloyds Banking Group plc	3.000	01/11/22	99,417
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,981
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	224,513
225,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	227,626
250,000		National Australia Bank Ltd	2.500	07/12/26	234,068
175,000		PNC Bank NA	2.200	01/28/19	176,193
225,000		PNC Bank NA	2.250	07/02/19	226,627
350,000		PNC Bank NA	2.600	07/21/20	353,314
150,000		PNC Bank NA	2.700	11/01/22	148,846
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	163,450
500,000		Royal Bank of Canada	1.200	09/19/17	499,810
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	301,801
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	75,670
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	150,584
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	255,883
250,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	247,094
125,000		SunTrust Banks, Inc	2.900	03/03/21	126,494
100,000		SunTrust Banks, Inc	2.750	05/01/23	98,766
250,000		Toronto-Dominion Bank	2.500	12/14/20	252,059
100,000	i	Toronto-Dominion Bank	3.625	09/15/31	97,925
200,000	g	Turkiye Is Bankasi	5.500	04/21/22	196,571
150,000		Union Bank NA	2.125	06/16/17	150,321
125,000		UnionBanCal Corp	3.500	06/18/22	127,978
370,000		US Bank NA	2.800	01/27/25	363,236
200,000		Westpac Banking Corp	2.700	08/19/26	190,238
150,000	i	Westpac Banking Corp	4.322	11/23/31	151,560

		TOTAL BANKS			12,792,326

CAPITAL GOODS - 1.5%
100,000		Eaton Corp	4.000	11/02/32	101,225
150,000		Embraer Netherlands Finance BV	5.400	02/01/27	154,722
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	126,848
175,000		Lockheed Martin Corp	2.500	11/23/20	176,185
100,000		Lockheed Martin Corp	3.550	01/15/26	101,508
150,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	150,990
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	198,679
100,000	g	Parker-Hannifin Corp	3.250	03/01/27	99,594
125,000		Rockwell Automation, Inc	2.050	03/01/20	124,539
175,000	h	Rockwell Collins, Inc	3.500	03/15/27	175,055
125,000		Roper Technologies, Inc	3.800	12/15/26	125,535
250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	241,002
250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	232,166
100,000	g	Stena AB	7.000	02/01/24	93,500
100,000		Textron, Inc	3.875	03/01/25	101,700
425,000		Timken Co	3.875	09/01/24	417,859
150,000		United Technologies Corp	3.750	11/01/46	140,785

		TOTAL CAPITAL GOODS			2,761,892

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
$ 25,000		AECOM	5.750%	10/15/22	$26,219
50,000		AECOM	5.875	10/15/24	53,125
250,000		Air Lease Corp	3.875	04/01/21	259,139
125,000	g	Daimler Finance North America LLC	2.000	07/06/21	121,564
225,000	g	Daimler Finance North America LLC	2.200	10/30/21	220,043
25,000		Equifax, Inc	3.250	06/01/26	24,176
90,000	g	Herc Rentals, Inc	7.750	06/01/24	95,850
75,000		Republic Services, Inc	3.800	05/15/18	76,634
350,000		Republic Services, Inc	3.550	06/01/22	362,978
150,000		Republic Services, Inc	3.200	03/15/25	149,424
200,000		Republic Services, Inc	2.900	07/01/26	193,199
75,000		United Rentals North America, Inc	5.500	07/15/25	77,250
150,000		Waste Management, Inc	2.400	05/15/23	147,288
50,000		Waste Management, Inc	3.900	03/01/35	49,756
50,000		Waste Management, Inc	4.100	03/01/45	50,120
75,000	g	XPO Logistics, Inc	6.500	06/15/22	78,750

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,985,515

CONSUMER DURABLES & APPAREL - 0.3%
75,000		Newell Rubbermaid, Inc	3.150	04/01/21	76,723
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	102,533
125,000		Newell Rubbermaid, Inc	4.200	04/01/26	130,080
100,000		PVH Corp	4.500	12/15/22	101,000
100,000		Whirlpool Corp	3.700	03/01/23	102,966

		TOTAL CONSUMER DURABLES & APPAREL			513,302

CONSUMER SERVICES - 0.2%
100,000		ADT Corp	6.250	10/15/21	108,690
100,000		Aramark Services, Inc	4.750	06/01/26	100,625
65,000	g	International Game Technology	5.625	02/15/20	67,925
70,000		Speedway Motorsports, Inc	5.125	02/01/23	70,700

		TOTAL CONSUMER SERVICES			347,940

DIVERSIFIED FINANCIALS - 4.8%
125,000		American Express Centurion Bank	6.000	09/13/17	127,484
225,000		American Express Credit Corp	2.700	03/03/22	224,770
200,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	195,750
50,000		Bank of New York Mellon Corp	5.450	05/15/19	53,655
225,000	g	Bayer US Finance LLC	2.375	10/08/19	226,522
200,000	g	Bayer US Finance LLC	3.375	10/08/24	201,024
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	124,867
175,000		Capital One Financial Corp	3.050	03/09/22	174,759
175,000		Capital One Financial Corp	3.750	03/09/27	173,924
125,000		Credit Suisse	2.300	05/28/19	125,437
250,000	g	Credit Suisse Group AG.	3.574	01/09/23	249,498
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	200,740
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	147,554
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	250,708
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	35,629
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	753,984
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	328,452
250,000		Ford Motor Credit Co LLC	3.336	03/18/21	252,804
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	276,315
160,000		General Motors Financial Co, Inc	3.500	07/10/19	164,366
100,000		General Motors Financial Co, Inc	3.200	07/13/20	101,710
225,000		General Motors Financial Co, Inc	4.200	03/01/21	234,842
300,000		General Motors Financial Co, Inc	3.200	07/06/21	301,109
40,000		General Motors Financial Co, Inc	4.375	09/25/21	42,058
125,000		General Motors Financial Co, Inc	3.700	05/09/23	125,940

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		Goldman Sachs Group, Inc	3.500%	01/23/25	$298,818
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	132,184
100,000		Goldman Sachs Group, Inc	4.750	10/21/45	105,476
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	211,000
200,000	g	ICICI Bank Ltd	4.000	03/18/26	199,382
100,000		International Lease Finance Corp	5.875	08/15/22	111,241
100,000		Legg Mason, Inc	2.700	07/15/19	100,956
100,000		Legg Mason, Inc	3.950	07/15/24	101,096
200,000	g	LUKOIL International Finance BV	4.750	11/02/26	203,109
325,000		Morgan Stanley	1.875	01/05/18	325,504
450,000		Morgan Stanley	3.125	07/27/26	429,858
150,000		Morgan Stanley	3.625	01/20/27	148,840
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	56,620
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	150,980
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	196,035
750,000		Wells Fargo & Co	2.100	07/26/21	735,136
200,000		Wells Fargo & Co	3.069	01/24/23	200,856

		TOTAL DIVERSIFIED FINANCIALS			8,800,992

ENERGY - 3.4%
175,000		Anadarko Petroleum Corp	4.850	03/15/21	187,190
100,000		Anadarko Petroleum Corp	5.550	03/15/26	110,968
50,000		Apache Corp	3.250	04/15/22	50,251
250,000		BP Capital Markets plc	1.375	05/10/18	249,317
300,000		BP Capital Markets plc	2.315	02/13/20	302,472
80,000		Canadian Natural Resources Ltd	3.900	02/01/25	80,643
10,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	11,012
192,000		Cimarex Energy Co	4.375	06/01/24	199,429
150,000		Concho Resources, Inc	5.500	04/01/23	154,785
200,000		Devon Energy Corp	5.000	06/15/45	200,612
50,000		Ecopetrol S.A.	5.875	09/18/23	54,187
125,000		Ecopetrol S.A.	5.375	06/26/26	127,850
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,740
100,000		Enbridge Energy Partners LP	4.375	10/15/20	105,402
150,000		Enbridge Energy Partners LP	5.875	10/15/25	167,648
100,000		EnCana Corp	3.900	11/15/21	102,152
200,000		Enterprise Products Operating LLC	3.750	02/15/25	201,123
75,000		Enterprise Products Operating LLC	4.450	02/15/43	70,959
250,000		Enterprise Products Operating LLC	5.100	02/15/45	261,044
100,000		EOG Resources, Inc	4.150	01/15/26	104,459
25,000		EP Energy LLC	6.375	06/15/23	19,187
75,000		Exterran Partners LP	6.000	10/01/22	73,875
200,000		Exxon Mobil Corp	2.222	03/01/21	200,368
50,000		Ferrellgas Partners LP	6.750	01/15/22	47,250
100,000		Husky Energy, Inc	3.950	04/15/22	103,580
100,000		Magellan Midstream Partners LP	4.250	09/15/46	93,640
150,000		Marathon Oil Corp	2.700	06/01/20	148,927
100,000		Marathon Petroleum Corp	3.625	09/15/24	98,444
52,000		Noble Energy, Inc	5.625	05/01/21	53,569
25,000		Noble Energy, Inc	5.250	11/15/43	25,997
100,000		NRG Energy, Inc	6.250	05/01/24	99,688
200,000		ONE Gas, Inc	2.070	02/01/19	200,716
100,000		ONE Gas, Inc	3.610	02/01/24	103,159
100,000		Petrobras Global Finance BV	6.125	01/17/22	104,850
50,000		Petroleos Mexicanos	5.500	02/04/19	52,500
75,000		Petroleos Mexicanos	6.375	02/04/21	81,355
150,000		Petroleos Mexicanos	3.500	01/30/23	142,935
80,000		Petroleos Mexicanos	4.250	01/15/25	76,800
150,000		Petroleos Mexicanos	6.875	08/04/26	166,500
75,000		Phillips 66	4.875	11/15/44	75,298
45,000		Pioneer Natural Resources Co	7.500	01/15/20	50,929
150,000		Pioneer Natural Resources Co	3.450	01/15/21	153,538

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		Pioneer Natural Resources Co	4.450%	01/15/26	$131,551
100,000		Plains All American Pipeline LP	4.500	12/15/26	101,965
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,000
175,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	172,346
75,000		Shell International Finance BV	2.375	08/21/22	73,721
75,000		Shell International Finance BV	4.000	05/10/46	72,099
100,000		Statoil ASA	1.200	01/17/18	99,758
200,000		Statoil ASA	2.450	01/17/23	197,170
10,000		Tesoro Logistics LP	6.125	10/15/21	10,463
10,000		Tesoro Logistics LP	6.375	05/01/24	10,825
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	118,674
200,000	g	Ultrapar International S.A.	5.250	10/06/26	199,000
50,000		Vale Overseas Ltd	4.375	01/11/22	50,830
25,000		Vale Overseas Ltd	6.875	11/21/36	26,878

		TOTAL ENERGY			6,240,628

FOOD & STAPLES RETAILING - 1.4%
100,000	g	Albertsons Cos LLC	6.625	06/15/24	102,250
400,000		CVS Health Corp	2.800	07/20/20	406,652
275,000		CVS Health Corp	2.125	06/01/21	269,715
421,000		CVS Health Corp	3.875	07/20/25	433,736
275,000		CVS Health Corp	2.875	06/01/26	262,234
140,000		Ingles Markets, Inc	5.750	06/15/23	141,050
100,000		SYSCO Corp	2.500	07/15/21	99,656
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	227,983
125,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	125,136
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	255,090
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	97,483
100,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	99,460

		TOTAL FOOD & STAPLES RETAILING			2,520,445

FOOD, BEVERAGE & TOBACCO - 0.9%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	251,857
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	152,647
125,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	126,388
200,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	215,948
100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	107,869
150,000	g	Heineken NV	3.500	01/29/28	150,782
100,000	g	Heineken NV	4.350	03/29/47	100,186
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	101,919
275,000		PepsiCo, Inc	3.450	10/06/46	248,731
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,589
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	184,844

		TOTAL FOOD, BEVERAGE & TOBACCO			1,676,760

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
100,000		Covidien International Finance S.A.	3.200	06/15/22	102,211
75,000		Express Scripts Holding Co	3.500	06/15/24	73,864
275,000		Express Scripts Holding Co	3.400	03/01/27	258,978
15,000		HCA, Inc	6.500	02/15/20	16,416
150,000		HCA, Inc	5.875	03/15/22	165,000
30,000	g	LifePoint Health, Inc	5.375	05/01/24	30,510
200,000		Medtronic, Inc	4.625	03/15/45	214,819
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	100,836
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	101,953
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	125,227
100,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	95,201
105,000		Zimmer Holdings, Inc	3.550	04/01/25	103,816

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,388,831

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.8%
$ 100,000		ACE INA Holdings, Inc	3.350%	05/03/26	$101,146
125,000		Aetna, Inc	1.500	11/15/17	124,977
100,000		Aetna, Inc	4.125	11/15/42	98,358
100,000		Allstate Corp	3.150	06/15/23	101,593
100,000		American Financial Group, Inc	3.500	08/15/26	97,066
200,000		American International Group, Inc	2.300	07/16/19	200,721
90,000		American International Group, Inc	3.750	07/10/25	89,490
100,000		Aon plc	3.875	12/15/25	101,756
200,000		Children’s Hospital Medic	4.268	05/15/44	206,214
100,000		Chubb Corp	6.000	05/11/37	126,645
20,000		Cigna Corp	5.125	06/15/20	21,687
100,000		Cigna Corp	4.500	03/15/21	106,760
100,000		CNA Financial Corp	3.950	05/15/24	102,618
100,000		Humana, Inc	3.850	10/01/24	102,377
100,000		Humana, Inc	3.950	03/15/27	102,223
100,000		Marsh & McLennan Cos, Inc	2.750	01/30/22	100,553
259,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	264,267
125,000		Mercury General Corp	4.400	03/15/27	124,630
100,000		Principal Financial Group, Inc	3.100	11/15/26	97,359
100,000	g	Prudential Funding LLC	6.750	09/15/23	118,515
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	98,777
25,000		Travelers Cos, Inc	5.800	05/15/18	26,158
100,000		Travelers Cos, Inc	3.750	05/15/46	94,732
150,000		UnitedHealth Group, Inc	3.750	07/15/25	156,632
100,000		UnitedHealth Group, Inc	3.450	01/15/27	101,413
225,000		UnitedHealth Group, Inc	4.250	04/15/47	230,009
250,000		WellPoint, Inc	3.125	05/15/22	251,252
25,000		WR Berkley Corp	5.375	09/15/20	27,267

		TOTAL INSURANCE			3,375,195

MATERIALS - 2.1%
100,000		Agrium, Inc	3.375	03/15/25	98,681
100,000		Agrium, Inc	4.125	03/15/35	95,799
200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	192,929
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,097
100,000		Albemarle Corp	5.450	12/01/44	110,695
25,000		Barrick Gold Corp	3.850	04/01/22	26,183
25,000		Berry Plastics Corp	6.000	10/15/22	26,437
50,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	56,120
50,000		Blue Cube Spinco, Inc	9.750	10/15/23	59,875
50,000		Blue Cube Spinco, Inc	10.000	10/15/25	60,375
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	225,042
100,000		Corning, Inc	1.450	11/15/17	99,914
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	210,557
105,000		Crown Americas LLC	4.500	01/15/23	107,363
90,000		Fibria Overseas Finance Ltd	5.500	01/17/27	90,194
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	201,580
125,000	g	Glencore Funding LLC	4.125	05/30/23	127,329
125,000	g	Glencore Funding LLC	4.625	04/29/24	129,854
250,000	g	Glencore Funding LLC	4.000	03/27/27	246,616
50,000		Hexion US Finance Corp	6.625	04/15/20	45,875
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	199,000
200,000	g	Klabin Finance S.A.	5.250	07/16/24	201,160
150,000		Newmont Mining Corp	4.875	03/15/42	150,724
125,000		Nucor Corp	4.000	08/01/23	132,123
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	84,650
150,000		Packaging Corp of America	3.650	09/15/24	151,283
100,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	100,488
100,000		Rio Tinto Finance USA plc	3.500	03/22/22	104,127
100,000		RPM International, Inc	5.250	06/01/45	108,274
70,000	g	Sealed Air Corp	5.250	04/01/23	73,500
25,000		Steel Dynamics, Inc	5.125	10/01/21	25,781

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Teck Resources Ltd	3.750%	02/01/23	$48,563
45,000	g	Univar, Inc	6.750	07/15/23	46,688
175,000		Vulcan Materials Co	3.900	04/01/27	176,759

		TOTAL MATERIALS			3,851,635

MEDIA - 2.0%
500,000		21st Century Fox America, Inc	3.000	09/15/22	500,099
50,000		21st Century Fox America, Inc	6.900	08/15/39	63,816
100,000		AMC Entertainment, Inc	5.875	02/15/22	104,375
150,000		CBS Corp	2.300	08/15/19	150,565
100,000		CBS Corp	2.900	01/15/27	93,127
250,000		Charter Communications Operating LLC	3.579	07/23/20	257,281
175,000		Charter Communications Operating LLC	4.464	07/23/22	184,292
325,000		Charter Communications Operating LLC	4.908	07/23/25	343,177
75,000		Cinemark USA, Inc	4.875	06/01/23	75,788
300,000		Comcast Corp	3.200	07/15/36	266,721
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	54,500
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,225
80,000	g	Gannett Co, Inc	5.500	09/15/24	81,900
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,118
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,272
50,000	g	Nielsen Finance LLC	5.000	04/15/22	51,125
50,000		Outfront Media Capital LLC	5.250	02/15/22	51,750
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	51,125
75,000		Time Warner Cable, Inc	5.875	11/15/40	79,598
450,000		Time Warner, Inc	2.100	06/01/19	450,680
100,000		Time Warner, Inc	3.800	02/15/27	98,899
104,000	g	Time, Inc	5.750	04/15/22	108,160
100,000		Viacom, Inc	2.250	02/04/22	96,140
100,000		Viacom, Inc	3.450	10/04/26	94,903
125,000		Walt Disney Co	2.450	03/04/22	125,273

		TOTAL MEDIA			3,623,909

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
100,000		Abbott Laboratories	3.875	09/15/25	101,332
400,000		Abbott Laboratories	3.750	11/30/26	399,453
100,000		Abbott Laboratories	5.300	05/27/40	107,422
425,000		AbbVie, Inc	2.500	05/14/20	427,847
250,000		AbbVie, Inc	3.200	05/14/26	240,294
550,000		Actavis Funding SCS	3.800	03/15/25	553,931
100,000		Actavis Funding SCS	4.550	03/15/35	100,250
100,000		Amgen, Inc	1.850	08/19/21	97,113
150,000		Amgen, Inc	2.600	08/19/26	139,029
150,000		Biogen, Inc	2.900	09/15/20	152,659
175,000		Bristol-Myers Squibb Co	3.250	02/27/27	174,579
175,000		Celgene Corp	2.875	08/15/20	177,654
250,000		Celgene Corp	3.875	08/15/25	255,502
250,000		Gilead Sciences, Inc	3.650	03/01/26	251,939
150,000		Gilead Sciences, Inc	2.950	03/01/27	142,227
150,000		Johnson & Johnson	2.950	03/03/27	149,971
100,000		Johnson & Johnson	3.625	03/03/37	99,335
100,000		Mylan NV	3.750	12/15/20	102,571
100,000		Mylan NV	3.950	06/15/26	97,872
350,000		Novartis Capital Corp	3.100	05/17/27	348,041
125,000		Novartis Capital Corp	4.000	11/20/45	125,543
100,000		Perrigo Finance plc	4.900	12/15/44	97,331
150,000		Pfizer, Inc	4.125	12/15/46	150,086

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Roche Holdings, Inc	2.375%	01/28/27	$188,350
50,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	48,106
100,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	92,141

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,820,578

REAL ESTATE - 2.7%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	99,954
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	99,711
200,000		American Tower Corp	3.300	02/15/21	202,789
50,000		American Tower Corp	3.500	01/31/23	50,289
50,000		American Tower Corp	4.400	02/15/26	51,719
75,000		American Tower Corp	3.375	10/15/26	71,500
100,000		AvalonBay Communities, Inc	2.900	10/15/26	95,139
100,000		AvalonBay Communities, Inc	3.900	10/15/46	93,379
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	149,564
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	102,380
125,000		Brixmor Operating Partnership LP	3.250	09/15/23	122,086
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	197,366
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	100,620
35,000		Camden Property Trust	4.625	06/15/21	37,309
100,000		Camden Property Trust	2.950	12/15/22	98,482
100,000		Crown Castle International Corp	2.250	09/01/21	97,204
110,000		Crown Castle International Corp	4.875	04/15/22	118,313
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	104,771
100,000		DDR Corp	3.625	02/01/25	96,192
75,000		DDR Corp	4.250	02/01/26	74,531
100,000		Developers Diversified Realty Corp	4.750	04/15/18	102,263
40,000		Developers Diversified Realty Corp	7.875	09/01/20	46,261
100,000		Duke Realty LP	3.250	06/30/26	96,926
100,000		Equity One, Inc	3.750	11/15/22	102,845
75,000		Essex Portfolio LP	3.375	01/15/23	75,122
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,396
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	99,965
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	173,298
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	100,247
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	120,197
100,000		Highwoods Realty LP	3.875	03/01/27	98,882
100,000		Host Hotels & Resorts LP	4.500	02/01/26	103,443
100,000		Kimco Realty Corp	3.400	11/01/22	100,916
100,000		Liberty Property LP	3.250	10/01/26	95,845
100,000		Mid-America Apartments LP	4.300	10/15/23	105,520
125,000		Mid-America Apartments LP	3.750	06/15/24	127,198
50,000		National Retail Properties, Inc	3.800	10/15/22	51,614
100,000		National Retail Properties, Inc	3.300	04/15/23	99,981
100,000		National Retail Properties, Inc	4.000	11/15/25	101,968
150,000		Regency Centers LP	3.900	11/01/25	152,716
100,000		Regency Centers LP	3.600	02/01/27	99,207
50,000		Weingarten Realty Investors	3.375	10/15/22	50,413
100,000		Weingarten Realty Investors	3.500	04/15/23	100,148
100,000		Weingarten Realty Investors	4.450	01/15/24	104,764
100,000		Weingarten Realty Investors	3.850	06/01/25	100,145
100,000		Weingarten Realty Investors	3.250	08/15/26	95,295
325,000		Welltower, Inc	4.000	06/01/25	329,388

		TOTAL REAL ESTATE			4,925,261

RETAILING - 1.5%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	95,000
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,812
100,000		AutoNation, Inc	3.350	01/15/21	101,173
300,000		AutoZone, Inc	2.500	04/15/21	297,488
100,000		AutoZone, Inc	3.250	04/15/25	97,842

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,000		Dollar Tree, Inc	5.750%	03/01/23	$15,975
125,000		Enable Midstream Partners LP	4.400	03/15/27	124,053
200,000		Home Depot, Inc	2.000	04/01/21	199,071
150,000		Home Depot, Inc	3.350	09/15/25	154,251
100,000		Home Depot, Inc	3.000	04/01/26	99,815
250,000		Home Depot, Inc	2.125	09/15/26	231,956
100,000		Home Depot, Inc	3.500	09/15/56	87,049
75,000		L Brands, Inc	6.875	11/01/35	72,375
75,000		L Brands, Inc	6.750	07/01/36	71,460
125,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	108,640
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	62,125
550,000		O’Reilly Automotive, Inc	3.550	03/15/26	548,551
125,000	g	Rolls-Royce plc	2.375	10/14/20	124,539
100,000	g	Rolls-Royce plc	3.625	10/14/25	100,579
100,000		Target Corp	2.500	04/15/26	93,447
125,000		Target Corp	3.625	04/15/46	112,784

		TOTAL RETAILING			2,823,985

SOFTWARE & SERVICES - 0.8%
100,000	g	Activision Blizzard, Inc	2.300	09/15/21	97,903
100,000	g	Activision Blizzard, Inc	3.400	09/15/26	97,641
575,000		Microsoft Corp	2.400	08/08/26	543,669
100,000		Microsoft Corp	4.100	02/06/37	102,824
100,000		Microsoft Corp	4.250	02/06/47	102,473
100,000		NCR Corp	5.875	12/15/21	104,250
50,000	g	Open Text Corp	5.625	01/15/23	52,000
50,000	g	Open Text Corp	5.875	06/01/26	52,375
225,000		Oracle Corp	1.900	09/15/21	221,149
25,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	26,437

		TOTAL SOFTWARE & SERVICES			1,400,721

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
200,000		Amphenol Corp	3.125	09/15/21	204,109
150,000	g	Broadcom Corp	3.875	01/15/27	150,946
250,000		Cisco Systems, Inc	1.850	09/20/21	245,148
75,000	g	CommScope, Inc	5.000	06/15/21	77,063
75,000	g	CommScope, Inc	5.500	06/15/24	77,555
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,516
225,000	g	Diamond Finance Corp	4.420	06/15/21	235,270
100,000	g	Diamond Finance Corp	6.020	06/15/26	109,223
125,000	g	Seagate HDD Cayman	4.250	03/01/22	123,746
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	100,883
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	154,536
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	102,172

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,683,167

TELECOMMUNICATION SERVICES - 2.1%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	201,111
125,000		AT&T, Inc	1.400	12/01/17	124,900
200,000		AT&T, Inc	4.600	02/15/21	212,775
175,000		AT&T, Inc	4.450	04/01/24	182,937
125,000		AT&T, Inc	3.400	05/15/25	120,953
150,000		AT&T, Inc	4.500	05/15/35	141,170
125,000		AT&T, Inc	5.250	03/01/37	127,310
100,000		AT&T, Inc	4.750	05/15/46	93,604
125,000		AT&T, Inc	5.450	03/01/47	127,271
200,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	210,075
200,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	193,179
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	146,036
250,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	252,943

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Orange S.A.	5.500%	02/06/44	$56,833
100,000		Telefonica Emisiones SAU	4.103	03/08/27	100,648
100,000		T-Mobile USA, Inc	6.731	04/28/22	103,630
50,000		T-Mobile USA, Inc	6.375	03/01/25	53,875
675,000		Verizon Communications, Inc	3.450	03/15/21	693,238
400,000		Verizon Communications, Inc	4.150	03/15/24	414,958
258,000		Verizon Communications, Inc	4.272	01/15/36	238,219
100,000		Verizon Communications, Inc	4.125	08/15/46	86,261

		TOTAL TELECOMMUNICATION SERVICES			3,881,926

TRANSPORTATION - 1.1%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	168,927
125,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	124,608
225,000		Canadian Pacific Railway Co	2.900	02/01/25	220,603
125,000		CSX Corp	3.800	11/01/46	113,937
200,000		Delta Air Lines, Inc	3.625	03/15/22	204,139
125,000		FedEx Corp	3.250	04/01/26	123,871
200,000		GATX Corp	5.200	03/15/44	204,067
400,000		Kansas City Southern	2.350	05/15/20	396,253
100,000		Kansas City Southern	4.950	08/15/45	100,583
250,000	g	TTX Co	3.600	01/15/25	252,447

		TOTAL TRANSPORTATION			1,909,435

UTILITIES - 5.4%
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	98,722
100,000	g	AEP Transmission Co LLC	4.000	12/01/46	99,514
8,000	i	AES Corp	4.055	06/01/19	8,000
100,000		AES Corp	4.875	05/15/23	99,500
200,000		AGL Capital Corp	3.875	11/15/25	203,546
100,000		Alabama Power Co	4.150	08/15/44	99,937
100,000		American Water Capital Corp	3.000	12/01/26	97,435
100,000		American Water Capital Corp	4.000	12/01/46	101,447
100,000	g	APT Pipelines Ltd	4.250	07/15/27	100,835
75,000		Atmos Energy Corp	8.500	03/15/19	84,242
200,000		Black Hills Corp	4.250	11/30/23	210,619
100,000		Black Hills Corp	3.150	01/15/27	95,244
200,000		Carolina Power & Light Co	5.300	01/15/19	212,548
100,000		CMS Energy Corp	3.600	11/15/25	100,100
25,000		Connecticut Light & Power Co	5.500	02/01/19	26,589
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	159,382
125,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	120,024
100,000		Consolidated Edison, Inc	2.000	05/15/21	98,223
125,000		Dominion Resources, Inc	4.700	12/01/44	128,796
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,021
100,000		Duke Energy Corp	1.800	09/01/21	96,584
150,000		Duke Energy Corp	2.650	09/01/26	139,191
100,000		Duke Energy Corp	3.750	09/01/46	90,116
300,000	g	Electricite de France S.A.	2.350	10/13/20	299,802
150,000	g,i	Electricite de France S.A.	5.625	12/30/49	147,188
150,000		Energy Transfer Partners LP	4.050	03/15/25	148,571
150,000		Energy Transfer Partners LP	4.750	01/15/26	154,349
100,000		Energy Transfer Partners LP	5.150	03/15/45	94,041
200,000		Enersis Americas S.A.	4.000	10/25/26	198,100
155,000		EnLink Midstream Partners LP	4.850	07/15/26	159,926
100,000		Entergy Corp	2.950	09/01/26	94,886
200,000	g	Equate Petrochemical BV	3.000	03/03/22	195,400
175,000		Exelon Generation Co LLC	3.400	03/15/22	176,406
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	155,865
150,000	g	Fortis, Inc	3.055	10/04/26	140,734
125,000		Great Plains Energy, Inc	3.900	04/01/27	126,028
50,000		Indiana Michigan Power Co	7.000	03/15/19	54,714

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Integrys Energy Group, Inc	4.170%	11/01/20	$26,415
100,000		Interstate Power & Light Co	3.700	09/15/46	93,254
200,000		Kinder Morgan, Inc	5.000	03/01/43	189,790
100,000		LG&E and KU Energy LLC	3.750	11/15/20	103,749
200,000	g	Listrindo Capital BV	4.950	09/14/26	195,000
100,000		MidAmerican Energy Co	4.250	05/01/46	103,210
80,000		MPLX LP	4.000	02/15/25	79,273
100,000		MPLX LP	4.125	03/01/27	99,426
100,000		MPLX LP	5.200	03/01/47	100,599
50,000		NiSource Finance Corp	4.800	02/15/44	52,545
100,000		Northeast Utilities	1.450	05/01/18	99,628
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	125,631
125,000		Pacific Gas & Electric Co	4.250	03/15/46	127,914
100,000		Pacific Gas & Electric Co	4.000	12/01/46	98,743
200,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	212,532
100,000		Phillips 66 Partners LP	3.550	10/01/26	95,505
100,000		Phillips 66 Partners LP	4.900	10/01/46	95,184
300,000		PPL Capital Funding, Inc	4.200	06/15/22	315,674
250,000		PPL Electric Utilities Corp	3.000	09/15/21	256,004
50,000		Progress Energy, Inc	7.050	03/15/19	54,617
80,000		Public Service Co of Colorado	4.750	08/15/41	87,823
100,000		Public Service Co of Oklahoma	5.150	12/01/19	107,146
100,000		Public Service Electric & Gas Co	3.800	03/01/46	98,769
125,000		Sempra Energy	2.875	10/01/22	124,498
300,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	286,459
125,000		Southern Co	4.400	07/01/46	119,439
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	91,074
150,000		Southern Power Co	2.500	12/15/21	146,588
150,000		Southern Power Co	4.150	12/01/25	155,000
150,000		Spectra Energy Partners LP	4.500	03/15/45	140,095
200,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	191,700
100,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	103,056
55,000		Virginia Electric & Power Co	2.950	01/15/22	56,027
125,000		Virginia Electric & Power Co	3.500	03/15/27	127,556
100,000		Virginia Electric & Power Co	4.000	11/15/46	98,332
100,000		Western Gas Partners LP	4.000	07/01/22	102,682
100,000		Western Gas Partners LP	3.950	06/01/25	98,983
200,000		Western Gas Partners LP	4.650	07/01/26	205,962
75,000		Williams Partners LP	3.600	03/15/22	76,070
100,000		Williams Partners LP	4.500	11/15/23	104,651
75,000		Williams Partners LP	4.900	01/15/45	72,166
100,000		Xcel Energy, Inc	3.350	12/01/26	99,975
35,000		Xcel Energy, Inc	4.800	09/15/41	35,877

		TOTAL UTILITIES			9,887,246

		TOTAL CORPORATE BONDS (Cost $82,222,536)			82,755,256

GOVERNMENT BONDS - 38.5%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	405,725
93,750		Totem Ocean Trailer Express, Inc	4.514	12/18/19	96,637

		TOTAL AGENCY SECURITIES			502,362

FOREIGN GOVERNMENT BONDS - 3.8%
200,000	g	Argentine Republic Government International Bond	5.625	01/26/22	204,800
200,000	g	Bermuda Government International Bond	3.717	01/25/27	192,506
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	112,528
$ 100,000		Brazilian Government International Bond	2.625	01/05/23	92,750
25,000		Brazilian Government International Bond	7.125	01/20/37	28,375
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	148,656
200,000		Colombia Government International Bond	2.625	03/15/23	192,250

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Colombia Government International Bond	5.000%	06/15/45	$200,600
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	203,500
150,000	g	Croatia Government International Bond	6.375	03/24/21	166,080
225,000	g	Ecuador Government International Bond	9.650	12/13/26	232,875
125,000	g	El Salvador Government International Bond	8.625	02/28/29	129,062
100,000		European Investment Bank	4.875	02/15/36	124,272
200,000	g	Export Credit Bank of Turkey	5.375	10/24/23	196,496
250,000	g	Guatemala Government International Bond	4.500	05/03/26	249,107
150,000		Jamaica Government International Bond	8.000	03/15/39	171,844
200,000		Japan Bank for International Cooperation	2.375	04/20/26	191,762
200,000	g,i	Kommunalbanken AS.	1.232	02/20/18	200,278
250,000	g	Korea Housing Finance Corp	2.000	10/11/21	241,473
350,000	g	Kuwait International Government Bond	2.750	03/20/22	350,885
100,000		Mexico Government International Bond	4.000	10/02/23	103,000
250,000		Mexico Government International Bond	4.150	03/28/27	254,375
200,000		Mexico Government International Bond	4.750	03/08/44	194,500
200,000	g	Namibia Government International Bond	5.250	10/29/25	201,705
250,000	g	Oman Government International Bond	6.500	03/08/47	264,631
200,000	g	Paraguay Government International Bond	4.700	03/27/27	202,500
200,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	200,550
125,000		Peruvian Government International Bond	5.625	11/18/50	148,906
150,000	g	Provincia de Buenos Aires	7.875	06/15/27	151,905
200,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	209,030
200,000	g	Republic of Angola	9.500	11/12/25	206,271
200,000	g,h	Southern Gas Corridor CJSC	6.875	03/24/26	219,300
200,000	g	Sri Lanka Government International Bond	5.750	01/18/22	205,509
50,000		Turkey Government International Bond	6.875	03/17/36	54,311
200,000		Turkey Government International Bond	6.625	02/17/45	212,781
125,000		Uruguay Government International Bond	4.375	10/27/27	130,500
70,000		Uruguay Government International Bond	5.100	06/18/50	67,375
200,000	g	Zambia Government International Bond	8.970	07/30/27	209,000

		TOTAL FOREIGN GOVERNMENT BONDS			6,866,248

MORTGAGE BACKED - 17.7%
280,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/43	293,160
648,237		FHLMC	3.500	07/15/46	134,426
1,562		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,763
105,176		FGLMC	6.000	11/01/33	121,506
18,689		FGLMC	5.000	05/01/34	20,486
11,343		FGLMC	6.000	09/01/34	12,923
6,631		FGLMC	6.000	04/01/35	7,486
3,803		FGLMC	5.000	02/01/36	4,151
199		FGLMC	6.500	05/01/36	221
30,136		FGLMC	6.000	08/01/37	34,526
6,478		FGLMC	6.500	09/01/37	7,208
6,817		FGLMC	6.500	11/01/37	7,725
23,965		FGLMC	5.000	04/01/38	26,321
3,653		FGLMC	6.500	05/01/38	4,095
4,594		FGLMC	5.500	01/01/39	5,089
18,895		FGLMC	5.000	07/01/39	20,580
29,232		FGLMC	5.000	01/01/40	31,881
421,247		FGLMC	3.500	04/01/45	433,449
1,594,636		FGLMC	3.500	10/01/45	1,639,655
756,328		FGLMC	4.000	12/01/45	799,711
645,831		FGLMC	3.500	08/01/46	663,566
53,642		Federal National Mortgage Association (FNMA)	6.000	08/01/21	57,187
1,637		FNMA	5.500	09/01/24	1,816
131,860		FNMA	3.500	01/01/26	137,782
2,000,000	h	FNMA	3.000	05/25/32	2,047,344
294,388		FNMA	3.500	06/01/32	307,461
11,407		FNMA	6.500	07/01/32	13,264
266,655		FNMA	5.500	03/01/34	298,605
19,944		FNMA	6.500	02/01/35	22,167

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 218,720		FNMA	5.000%	05/01/35	$239,300
7,661		FNMA	7.500	07/01/35	7,717
302,667		FNMA	5.000	02/01/36	331,133
5,094		FNMA	6.500	09/01/36	5,662
12,504		FNMA	7.000	02/01/37	13,543
22,869		FNMA	7.000	04/01/37	26,634
2,581		FNMA	6.500	08/01/37	2,869
2,901		FNMA	7.000	11/01/37	3,163
1,135		FNMA	6.500	02/01/38	1,262
1,339		FNMA	6.500	03/01/38	1,489
75,680		FNMA	6.500	07/01/39	87,167
245,631		FNMA	4.500	09/01/39	267,401
189,635		FNMA	4.500	10/01/39	206,379
76,371		FNMA	5.000	03/01/40	84,035
833,997		FNMA	5.500	07/01/40	934,224
382,129		FNMA	6.000	10/01/40	431,991
162,554		FNMA	5.000	02/01/41	181,578
139,884		FNMA	5.000	07/01/41	153,183
546,086		FNMA	3.000	06/25/42	555,727
583,118		FNMA	4.500	08/01/42	631,267
344,465		FNMA	3.500	11/25/42	69,673
577,908		FNMA	4.500	10/01/43	624,962
442,474		FNMA	4.500	10/01/44	484,758
820,918		FNMA	4.500	11/01/44	899,134
855,530		FNMA	4.000	12/01/44	906,770
2,810,903		FNMA	4.000	07/01/45	2,970,655
468,533		FNMA	4.000	09/01/45	496,481
961,760		FNMA	3.500	01/01/46	988,255
647,574		FNMA	4.000	01/01/46	684,629
95,622		FNMA	3.500	10/25/46	27,285
1,667,521		FNMA	3.000	11/01/46	1,654,852
1,813,862		FNMA	3.000	12/01/46	1,800,082
1,243,022		FNMA	3.500	02/01/47	1,272,322
1,000,000	h	FNMA	3.500	05/25/47	1,020,781
1,000,000	h	FNMA	3.500	06/25/47	1,018,594
6,824		Government National Mortgage Association (GNMA)	5.500	07/15/33	7,699
55,652		GNMA	5.500	07/20/33	62,469
7,576		GNMA	5.000	03/15/34	8,278
81,538		GNMA	5.000	06/15/34	89,536
32,138		GNMA	5.500	02/15/37	36,169
8,443		GNMA	5.000	04/15/38	9,314
17,931		GNMA	5.500	05/15/38	20,219
3,889		GNMA	6.000	08/15/38	4,406
4,372		GNMA	6.000	08/20/38	4,959
100,909		GNMA	5.500	07/15/39	112,418
31,572		GNMA	4.500	04/15/40	33,802
623,557		GNMA	3.500	10/20/42	120,297
303,256		GNMA	3.500	09/20/44	315,536
492,170		GNMA	3.500	11/20/46	100,088
1,990,733		GNMA	3.000	01/20/47	2,010,535
995,995		GNMA	3.500	01/20/47	1,033,774
1,000,000	h	GNMA	3.500	03/20/47	1,037,932
1,000,000	h	GNMA	4.000	05/20/47	1,054,355

		TOTAL MORTGAGE BACKED			32,302,297

U.S. TREASURY SECURITIES - 16.7%
1,000,000		United States Treasury Bond	3.125	11/15/41	1,023,125
2,935,700		United States Treasury Bond	3.000	11/15/45	2,916,665
290,000		United States Treasury Bond	2.500	05/15/46	259,618
2,440,000		United States Treasury Bond	2.875	11/15/46	2,366,610
400,000		United States Treasury Bond	3.000	02/15/47	398,359
250,000		United States Treasury Note	0.750	02/28/18	249,267
400,000		United States Treasury Note	0.875	03/31/18	399,188

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,500,000		United States Treasury Note	0.875%	05/31/18	$3,489,882
1,750,000		United States Treasury Note	0.625	06/30/18	1,738,994
1,850,000		United States Treasury Note	0.750	08/31/18	1,839,377
1,000,000		United States Treasury Note	0.750	09/30/18	993,516
255,000		United States Treasury Note	1.250	12/31/18	255,100
900,000		United States Treasury Note	1.125	01/31/19	898,137
75,000		United States Treasury Note	1.125	02/28/19	74,824
1,045,000		United States Treasury Note	0.875	09/15/19	1,032,101
680,000		United States Treasury Note	1.625	03/15/20	682,364
2,158,000		United States Treasury Note	1.375	05/31/21	2,119,391
1,511,000		United States Treasury Note	1.875	02/28/22	1,507,576
300,000		United States Treasury Note	1.625	04/30/23	291,445
1,000,000		United States Treasury Note	1.625	05/31/23	970,469
325,000		United States Treasury Note	1.375	09/30/23	309,271
2,405,000		United States Treasury Note	2.250	12/31/23	2,413,078
4,000,000		United States Treasury Note	2.125	02/29/24	3,977,500
295,000		United States Treasury Note	2.250	02/15/27	291,197

		TOTAL U.S. TREASURY SECURITIES			30,497,054

		TOTAL GOVERNMENT BONDS (Cost $70,242,865)			70,167,961

STRUCTURED ASSETS - 11.7%

ASSET BACKED - 3.5%
94,414	i	ACE Securities Corp Home Equity Loan Trust	1.717	08/25/35	93,686
		Series - 2005 HE5 (Class M2)
137,873		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	137,844
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	202,401
		Series - 2015 3 (Class D)
66,667	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	66,752
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	201,515
		Series - 2012 3A (Class B)
185,478	g	Capital Automotive REIT	4.700	07/15/42	185,775
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	974,367
		Series - 2014 1A (Class A)
500,000	g,h	Capital Automotive REIT	3.870	04/15/47	499,855
		Series - 2017 1A (Class A1)
215,717	g,i	CBRE Realty Finance	1.309	04/07/52	83,036
		Series - 2007 1A (Class A2)
35,825	i,m	CCR, Inc	1.303	07/10/17	35,760
		Series - 2010 CX (Class C)
21,240		Centex Home Equity	5.540	01/25/32	21,208
		Series - 2002 A (Class AF6)
490,000	g	DB Master Finance LLC	3.262	02/20/45	492,573
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.686	11/10/46	192,053
		Series - 2011 LC1A (Class C)
641,875	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	642,154
		Series - 2015 1A (Class A2I)
493,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	486,896
		Series - 2015 1A (Class A2II)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	260,038
		Series - 2013 A (Class D)
114,928	i	Lehman XS Trust	6.500	06/25/46	89,205
		Series - 2006 13 (Class 2A1)
83,554	g	Orange Lake Timeshare Trust	3.030	07/09/29	83,271
		Series - 2014 AA (Class B)
86,005	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	89,902
		Series - 2006 HI1 (Class M2)
33,313	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	33,226
		Series - 2013 1A (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 53,301	g	Sierra Receivables Funding Co LLC	2.390%	11/20/29	$53,308
		Series - 2013 1A (Class B)
394,037	g	SLM Student Loan Trust	3.830	01/17/45	401,899
		Series - 2012 A (Class A2)
170,515	g	SolarCity LMC	4.020	07/20/44	165,023
		Series - 2014 2 (Class A)
217,290	g	SpringCastle America Funding LLC	3.050	04/25/29	218,622
		Series - 2016 AA (Class A)
746,250	g	Taco Bell Funding LLC	3.832	05/25/46	756,485
		Series - 2016 1A (Class A2I)
51,411	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	51,937
		Series - 2006 N1 (Class N1)

		TOTAL ASSET BACKED			6,518,791

OTHER MORTGAGE BACKED - 8.2%
75,920	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	75,499
		Series - 2007 1 (Class AM)
89,206	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	89,082
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	472,464
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.928	09/11/42	1,177,578
		Series - 2007 T28 (Class AJ)
121,041	i	CHL Mortgage Pass-Through Trust	3.312	02/20/35	121,558
		Series - 2004 HYB9 (Class 1A1)
350,628	g,i	Citigroup Mortgage Loan Trust	0.958	05/25/37	339,204
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,526,304
		Series - 2007 C3 (Class AJ)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	201,067
		Series - 2007 C4 (Class A1AJ)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	510,263
		Series - 2007 C2 (Class AJ)
1,190,601	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	1,204,693
		Series - 2007 GG11 (Class AM)
150,136	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	149,987
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.622	02/15/46	381,087
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	107,344
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	334,769
		Series - 2007 LD12 (Class AM)
86,293	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	86,416
		Series - 2006 C4 (Class B)
78,389	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	78,310
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	249,058
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,013,015
		Series - 2007 C6 (Class AM)
317,226	g,i	LVII Resecuritization Trust	3.611	07/25/47	317,425
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.301	02/12/51	172,543
		Series - 0 C1 (Class AJA)
8,347	g,i	Morgan Stanley Capital I Trust	6.078	08/12/41	8,331
		Series - 2006 T23 (Class B)
451,437	i	Morgan Stanley Capital I Trust	5.389	11/12/41	450,906
		Series - 2006 HQ10 (Class AJ)
49,607	i	Morgan Stanley Capital I Trust	5.832	07/12/44	49,572
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	99,800
		Series - 2006 HQ9 (Class C)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 800,000	i	Morgan Stanley Capital I Trust	5.907%	06/11/49	$756,796
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	09/25/24	257,230
		Series - 2014 HQ2 (Class M2)
178,173	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	03/25/25	180,666
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.782	03/25/25	268,905
		Series - 2015 HQ1 (Class M3)
72,892	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	05/25/25	73,071
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.932	05/25/25	280,772
		Series - 2015 HQ2 (Class M2)
179,538	i	Wachovia Bank Commercial Mortgage Trust	5.477	01/15/45	179,244
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	995,817
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.132	05/15/46	1,204,164
		Series - 2007 C34 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	199,136
		Series - 2007 C31 (Class C)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,234,722
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	70,548
		Series - 2007 C33 (Class AM)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	53,693
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			14,971,039

		TOTAL STRUCTURED ASSETS (Cost $21,638,624)			21,489,830

		TOTAL BONDS (Cost $174,104,025)			174,413,047

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	34,481
17,265	*	Federal National Mortgage Association	8.250	12/30/49	113,777

		TOTAL BANKS			148,258

		TOTAL PREFERRED STOCKS (Cost $569,550)			148,258

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 5.0%

GOVERNMENT AGENCY DEBT - 3.6%
$6,600,000	Federal Home Loan Bank (FHLB)	0.700%	04/05/17	$6,599,749

	TOTAL GOVERNMENT AGENCY DEBT			6,599,749

TREASURY DEBT - 1.4%
2,600,000	United States Treasury Bill	0.711	04/27/17	2,598,752

	TOTAL TREASURY DEBT			2,598,752

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,198,153)			9,198,501

	TOTAL INVESTMENTS - 101.3% (Cost $185,143,710)			185,042,744
	OTHER ASSETS & LIABILITIES, NET - (1.3)%			(2,506,759)

	NET ASSETS - 100.0%			$182,535,985

Abbreviation(s):

BRL	Brazilian Real

REIT	Real Estate Investment Trust

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $27,081,300 or 14.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.8%

GOVERNMENT AGENCY DEBT - 64.1%
$ 750,000	Federal Agricultural Mortgage Corp (FAMC)	0.740%	05/10/17	$749,399
1,300,000	FAMC	0.575-0.700	06/01/17	1,298,666
500,000	FAMC	0.590	06/15/17	500,000
545,000	FAMC	0.640-0.740	07/27/17	543,785
200,000	Federal Farm Credit Bank (FFCB)	0.680	04/05/17	199,985
500,000	FFCB	0.720	04/25/17	499,760
1,185,000	FFCB	0.730	05/09/17	1,184,087
1,000,000	FFCB	0.580	07/06/17	998,453
500,000	FFCB	0.810	07/25/17	498,706
250,000	FFCB	0.750	10/16/17	248,969
250,000	Federal Home Loan Bank (FHLB)	0.515	04/03/17	249,993
1,850,000	FHLB	0.500	04/04/17	1,849,923
500,000	FHLB	0.570	04/06/17	499,960
2,230,000	FHLB	0.535-0.630	04/07/17	2,229,794
650,000	FHLB	0.545	04/10/17	649,911
435,000	FHLB	0.530	04/11/17	434,936
633,000	FHLB	0.530-0.640	04/12/17	632,887
500,000	FHLB	0.600	04/13/17	499,900
1,000,000	FHLB	0.530	04/18/17	999,750
1,000,000	FHLB	0.540-0.760	04/19/17	999,675
1,750,000	FHLB	0.525-0.540	04/21/17	1,749,477
1,096,000	FHLB	0.490-0.690	04/24/17	1,095,568
852,000	FHLB	0.530-0.700	04/25/17	851,642
1,000,000	FHLB	0.650-0.780	04/26/17	999,504
1,000,000	FHLB	0.570	04/27/17	999,588
2,240,000	FHLB	0.545-0.780	04/28/17	2,238,779
300,000	FHLB	0.800	05/03/17	299,787
920,000	FHLB	0.755-0.770	05/05/17	919,337
900,000	FHLB	0.610	05/08/17	899,436
1,125,000	FHLB	0.545-0.730	05/10/17	1,124,296
1,315,000	FHLB	0.550-0.555	05/12/17	1,314,172
575,000	FHLB	0.720	05/15/17	574,494
500,000	FHLB	0.710	05/17/17	499,546
1,000,000	FHLB	0.555	05/19/17	999,260
500,000	FHLB	0.760	05/26/17	499,419
300,000	FHLB	0.680-0.720	06/02/17	299,642
1,000,000	FHLB	0.800	06/14/17	998,356
350,000	FHLB	0.800	07/12/17	349,207
100,000	FHLB	0.870	07/14/17	99,753
150,000	FHLB	0.850	07/17/17	149,621
768,000	FHLB	0.650	07/25/17	766,405
500,000	FHLB	0.640	07/26/17	498,969
113,000	FHLB	0.650	08/11/17	112,731
100,000	FHLB	0.900	08/30/17	99,628
950,000	Federal Home Loan Mortgage Corp (FHLMC)	0.489-0.560	04/06/17	949,930
1,090,000	FHLMC	0.520	04/17/17	1,089,748
620,000	FHLMC	0.515	04/21/17	619,823
500,000	FHLMC	0.740	04/26/17	499,743
200,000	FHLMC	0.750	05/11/17	199,833
558,000	FHLMC	0.770	05/15/17	557,475
1,000,000	FHLMC	0.535-0.640	05/22/17	999,168
1,000,000	FHLMC	0.790	06/01/17	998,661
288,000	FHLMC	0.740	06/09/17	287,591
272,000	FHLMC	0.720	06/19/17	271,570
500,000	FHLMC	0.750	06/20/17	499,167
1,000,000	FHLMC	0.790	06/26/17	998,113

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 330,000		FHLMC	0.790%	07/03/17	$329,326
300,000		FHLMC	0.820	08/03/17	299,153
1,387,000		Federal National Mortgage Association (FNMA)	0.470-0.620	04/03/17	1,386,958
1,000,000		FNMA	0.500	04/05/17	999,944
673,000		FNMA	0.480	04/12/17	672,901
200,000		FNMA	0.520	04/17/17	199,954
300,000		FNMA	0.500	04/19/17	299,925
792,000		FNMA	0.720	05/01/17	791,525
200,000		FNMA	0.610	05/12/17	199,861
1,250,000		FNMA	0.550-0.650	05/17/17	1,249,058
300,000		FNMA	0.550	06/14/17	299,661
594,000		FNMA	0.775	06/21/17	592,964
372,000		FNMA	0.595	07/12/17	371,373
326,000		FNMA	0.770	07/14/17	325,275
405,000		FNMA	0.780	08/01/17	403,929

		TOTAL GOVERNMENT AGENCY DEBT			50,599,785

TREASURY DEBT - 21.6%
112,000		United States Treasury Bill	0.535	04/06/17	111,992
1,264,000		United States Treasury Bill	0.465-0.508	04/13/17	1,263,796
934,000		United States Treasury Bill	0.456-0.560	04/20/17	933,738
1,028,000		United States Treasury Bill	0.480-0.733	04/27/17	1,027,608
1,168,000		United States Treasury Bill	0.585-0.630	05/04/17	1,167,332
1,058,000		United States Treasury Bill	0.525-0.677	05/11/17	1,057,298
790,000		United States Treasury Bill	0.519-0.705	05/18/17	789,344
1,020,000		United States Treasury Bill	0.500-0.702	05/25/17	1,019,084
1,000,000		United States Treasury Bill	0.705	06/08/17	998,668
250,000		United States Treasury Bill	0.775	06/15/17	249,596
892,000		United States Treasury Bill	0.748-0.751	06/22/17	890,476
700,000		United States Treasury Bill	0.749-0.788	06/29/17	698,685
730,000		United States Treasury Bill	0.587-0.579	07/13/17	728,781
336,000		United States Treasury Bill	0.605-0.764	07/20/17	335,309
621,000		United States Treasury Bill	0.627-0.635	08/10/17	619,580
695,000		United States Treasury Bill	0.650-0.785	08/17/17	693,167
800,000		United States Treasury Bill	0.665-0.794	08/24/17	797,702
95,000		United States Treasury Bill	0.803	08/31/17	94,678
650,000		United States Treasury Note	0.625	05/31/17	650,028
500,000		United States Treasury Note	0.500	07/31/17	499,811
500,000		United States Treasury Note	0.625	07/31/17	499,943
500,000		United States Treasury Note	0.875	08/15/17	500,378
725,000		United States Treasury Note	0.625	08/31/17	724,833
700,000		United States Treasury Note	1.000	09/15/17	700,942

		TOTAL TREASURY DEBT			17,052,769

VARIABLE RATE SECURITIES - 14.1%
200,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.992	06/07/17	200,000
250,000	i	FAMC	0.890	09/06/17	250,000
300,000	i	FAMC	0.942	09/21/17	300,000
350,000	i	Federal Farm Credit Bank (FFCB)	1.000	04/10/17	350,000
250,000	i	FFCB	1.100	05/23/17	250,036
525,000	i	FFCB	1.150	05/30/17	525,103
1,000,000	i	FFCB	0.907	06/15/17	999,975
300,000	i	FFCB	1.040	06/27/17	299,950
300,000	i	FFCB	0.870	08/04/17	299,907
300,000	i	FFCB	0.809	08/15/17	300,000
300,000	i	FFCB	1.007	11/13/17	299,990
500,000	i	FFCB	1.020	01/22/18	500,679
425,000	i	FFCB	0.839	02/02/18	424,606
250,000	i	FFCB	1.004	02/06/18	249,949
250,000	i	FFCB	1.127	02/23/18	249,966
500,000	i	FFCB	0.747	08/08/18	500,007
300,000	i	FFCB	1.150	08/10/18	300,082
300,000	i	FFCB	1.012	08/27/18	299,978
500,000	i	FFCB	0.893	09/17/18	499,926

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000	i	Federal Home Loan Bank (FHLB)	0.903%	02/23/18	$300,037
300,000	i	FHLB	0.765	04/20/18	300,012
500,000	i	FHLB	0.830	01/18/19	500,089
430,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.983	04/20/17	429,990
500,000	i	FHLMC	1.056	04/26/17	499,980
200,000	i	FHLMC	1.106	07/21/17	199,994
300,000	i	FHLMC	0.924	11/13/17	300,000
500,000	i	Federal National Mortgage Association (FNMA)	0.998	07/20/17	499,893
500,000	i	FNMA	0.938	08/16/17	499,981
475,000	i	FNMA	0.840	10/05/17	474,682

		TOTAL VARIABLE RATE SECURITIES			11,104,812

		TOTAL SHORT-TERM INVESTMENTS (Cost $78,757,366)			78,757,366

		TOTAL PORTFOLIO - 99.8% (Cost $78,757,366)			78,757,366
		OTHER ASSETS & LIABILITIES, NET - 0.2%			144,012

		NET ASSETS - 100.0%			$78,901,378

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 100.6%(a)

FIXED INCOME - 50.2%
1,038,706	TIAA-CREF Life Bond Fund	$25,915,708

	TOTAL FIXED INCOME	25,915,708

INTERNATIONAL EQUITY - 10.2%
271,292	TIAA-CREF Life International Equity Fund	5,268,484

	TOTAL INTERNATIONAL EQUITY	5,268,484

U.S. EQUITY - 40.2%
154,436	TIAA-CREF Life Growth Equity Fund	4,684,057
132,923	TIAA-CREF Life Growth & Income Fund	5,177,333
127,153	TIAA-CREF Life Large-Cap Value Fund	4,638,526
32,845	TIAA-CREF Life Real Estate Securities Fund	1,047,744
28,782	TIAA-CREF Life Small-Cap Equity Fund	1,041,917
79,931	TIAA-CREF Life Stock Index Fund	4,137,237

	TOTAL U.S. EQUITY	20,726,814

	TOTAL TIAA-CREF LIFE FUNDS (Cost $49,985,643)	51,911,006

	TOTAL INVESTMENTS - 100.6% (Cost $49,985,643)	51,911,006
	OTHER ASSETS & LIABILITIES, NET - (0.6)%	(290,344)

	NET ASSETS - 100.0%	$51,620,662

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New Accounting Pronouncement: In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management is currently assessing the impact of the guidance on the Funds’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of March 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2017, there were no material transfers between levels by the Funds.

As of March 31, 2017, 100% of the value of investments in the Small-Cap Equity Fund, the Social Choice Equity Fund, and the Balanced Fund were valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Health care	$10,695,544	$459,690	$—	$11,155,234
Information technology	35,502,581	724,115	—	36,226,696
All other equity investments*	34,986,176	—	—	34,986,176
Short-term investments	407,673	—	—	407,673
Total	$81,591,974	$1,183,805	$—	$82,775,779
Growth & Income
Equity investments:
Consumer discretionary	$16,715,264	$1,333,668	$—	$18,048,932
Consumer staples	11,778,963	391,984	—	12,170,947
Financials	16,482,155	853,641	—	17,335,796
Health care	17,202,851	1,427,407	—	18,630,258
Industrials	13,359,159	391,802	—	13,750,961
Information technology	31,603,611	647,068	—	32,250,679
Materials	4,760,279	260,520	—	5,020,799
All other equity investments*	14,807,899	—	—	14,807,899
Short-term investments	581,134	300,000	—	881,134
Purchased options**	29,058	—	—	29,058
Written Options**	(82,260)	—	—	(82,260)
Total	$127,238,113	$5,606,090	$—	$132,844,203
Large-Cap Value
Equity investments:
Consumer discretionary	$4,058,934	$899,611	$—	$4,958,545
Energy	10,110,485	225,238	—	10,335,723
Financials	17,276,719	721,352	—	17,998,071
Industrials	6,950,581	—	160	6,950,741
Information technology	8,390,553	287,264	—	8,677,817
Materials	4,778,182	282,625	—	5,060,807
All other equity investments*	20,976,362	—	—	20,976,362
Short-term investments	244,128	450,000	—	694,128
Total	$72,785,944	$2,866,090	$160	$75,652,194

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$72,313,602	$—	$—	$72,313,602
Short-term investments	—	1,050,000	—	1,050,000
Total	$72,313,602	$1,050,000	$—	$73,363,602
Stock Index
Equity investments:
Health care	$51,626,102	$—	$2,104	$51,628,206
Industrials	41,248,727	—	2,320	41,251,047
Real Estate	15,519,568	23,140		15,542,708
All other equity investments*	279,830,166	—	—	279,830,166
Short-term investments	5,452,675	450,000	—	5,902,675
Futures**	224	—	—	224
Total	$393,677,462	$473,140	$4,424	$394,155,026
International Equity
Equity investments:
Asia	$—	$27,727,310	$—	$27,727,310
Europe	—	60,315,170	—	60,315,170
North America	1,416,550	—	—	1,416,550
All other equity investments*	1,324,524	4,391,481	—	5,716,005
Short-term investments	1,790,999	600,000	—	2,390,999
Total	$4,532,073	$93,033,961	$—	$97,566,034
Bond
Bank loan obligations	$—	$1,282,938	$—	$1,282,938
Corporate bonds	—	82,755,256	—	82,755,256
Government bonds	—	70,167,961	—	70,167,961
Structured assets	—	20,584,853	904,977	21,489,830
Preferred stocks	148,258	—	—	148,258
Short-term investments	—	9,198,501	—	9,198,501
Total	$148,258	$183,989,509	$904,977	$185,042,744

*	For detailed categories, see the accompanying schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

At March 31, 2017, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock Index	S&P 500 E Mini Index	3	$353,880	June 2017	$224

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values.

Purchased options outstanding as of March 31, 2017 were as follows:

	Number of contracts	Value
Growth & Income Fund
Bristol-Myers Squibb Co, Call, 9/15/17 at $60	11	$1,650
Celgene Corp, Call, 1/19/18 at $125	10	12,650
Church & Dwight Co, Inc, Call, 10/20/17 at $55	5	475
Ciena Corp, Call, 7/21/17 at $26	9	747
Edwards Lifesciences Corp, Call, 5/19/17 at $100	11	2,343
Monsanto Co, Call, 1/19/18 at $115	13	9,230
NetFlix, Inc, Put, 4/21/17 at $135	6	1,158
Sprouts Farmers Market Call, 6/16/17 at $25	7	805
Total	72	$29,058

Written options outstanding as of March 31, 2017 were as follows:

	Number of Contracts	Value
Growth & Income Fund
Adobe Systems, Inc, Put, 4/21/17 at $125	7	$(301)
Amgen, Inc, Put, 4/21/17 at $155	5	(135)
BioMarin Pharmaceutical, Inc, Call, 4/21/17 at $100	7	(210)
BioMarin Pharmaceutical, Inc, Put, 4/21/17 at $80	7	(245)
Bristol-Myers Squibb Co, Put, 9/15/17 at $50	22	(4,224)
Celgene Corp, Call, 1/19/18 at $145	11	(5,445)
Celgene Corp, Put, 1/19/18 at $95	11	(3,355)
Charter Communications, Inc, Put, 6/16/17 at $295	10	(4,750)
Church & Dwight Co, Inc, Put, 10/20/17 at $45	5	(525)
Ciena Corp, Call, 7/21/17 at $30	18	(450)
Ciena Corp, Put, 7/21/17 at $21	18	(1,278)
Cigna Corp, Put, 4/21/17 at $110	11	(110)
Citizens Financial Group, Inc, Put, 4/21/17 at $30	14	(140)
Clovis Oncology, Inc, Put, 4/21/17 at $55	7	(854)
Coca-Cola European Partners plc, Put, 4/21/17 at $34	14	(140)
Computer Sciences Corp, Put, 5/19/17 at $62.50	11	(1,100)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Concho Resources, Inc, Put, 5/19/17 at $115	2	(280)
Concho Resources, Inc, Put, 6/16/17 at $120	5	(1,800)
Crown Castle International Corp, Put, 5/19/17 at $87.50	9	(495)
Crown Castle International Corp, Put, 5/19/17 at $90	2	(190)
CSX Corp, Put, 4/21/17 at $42	14	(210)
Delphi Automotive plc, Put, 4/21/17 at $72.50	5	(125)
Delphi Automotive plc, Put, 4/21/17 at $75	5	(113)
Edwards Lifesciences Corp, Put, 5/19/17 at $90	11	(2,695)
Eli Lilly & Co, Put, 6/16/17 at $65	7	(182)
Finisar Corp, Put, 4/21/17 at $24	7	(70)
Genesee & Wyoming, Inc, Put, 4/21/17 at $60	10	(100)
GrubHub, Inc, Put, 4/21/17 at $30	11	(137)
GrubHub, Inc, Put, 6/16/17 at $27.50	22	(1,320)
Humana, Inc, Put, 4/21/17 at $205	4	(1,436)
Incyte Corp, Put, 4/21/17 at $130	5	(1,700)
Itron, Inc, Put, 8/18/17 at $55	2	(385)
Itron, Inc, Put, 8/18/17 at $60	3	(1,095)
JC Penney Co, Inc, Put, 8/18/17 at $5	55	(2,310)
Kohl’s Corporation, Put, 10/20/17 at $37.50	2	(616)
Kohl’s Corporation, Put, 10/20/17 at $40	5	(2140)
Lululemon Athletica, Inc, Put, 9/15/17 at $45	5	(950)
Lululemon Athletica, Inc, Put, 9/15/17 at $55	14	(9,240)
Medtronic plc, Put, 5/19/17 at $70	7	(52)
MicroStrategy, Inc, Call, 4/21/17 at $195	2	(250)
MicroStrategy, Inc, Call, 4/21/17 at $200	4	(210)
MicroStrategy, Inc, Put, 4/21/17 at $175	4	(280)
Monolithic Power Systems, Inc, Put, 6/16/17 at $80	5	(575)
Monolithic Power Systems, Inc, Put, 6/16/17 at $85	6	(1,020)
Monsanto Co, Put, 1/19/18 at $97.50	22	(8,305)
Monster Beverage Corp, Put, 6/16/17 at $41.67	3	(195)
Monster Beverage Corp, Put, 6/16/17 at $48.33	9	(3,060)
NetFlix, Inc, Call, 4/21/17 at $155	6	(2,220)
NetFlix, Inc, Put, 4/21/17 at $125	6	(336)
Newell Brands, Inc, Put, 5/19/17 at $44	22	(1,265)
NextEra Energy, Inc, Put, 5/19/17 at $120	7	(455)
Norwegian Cruise Line Holdings Ltd, Put, 4/21/17 at $45	12	(120)
NVIDIA Corp, Put, 5/19/17 at $90	7	(616)
Palo Alto Networks, Inc, Put, 5/19/17 at $100	13	(845)
Praxair, Inc, Put, 4/21/17 at $115	11	(633)
Proofpoint, Inc, Put, 4/21/17 at $70	18	(1,845)
PVH Corp, Put, 6/16/17 at $85	3	(225)
Schlumberger Ltd, Put, 6/16/17 at $75	7	(1,197)
Sprouts Farmers Market, Inc, Put, 6/16/17 at $17.50	7	(140)
TESARO, Inc, Put, 4/21/17 at $130	4	(460)
United States Steel Corp, Put, 6/16/17 at $31	10	(1,970)
Universal Display Corp, Put, 4/21/17 at $80	10	(1,050)
WABCO Holdings, Inc, Put, 4/21/17 at $105	7	(455)
Yelp, Inc, Put, 8/18/17 at $32	11	(3,630)
Total	606	$(82,260)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets.

At March 31, 2017, the Small-Cap Equity Fund held the following open total return swap contracts:

Counterparty	Notional Amount	Termination Date	Fixed payments received by or (paid) by fund per annum	Total return received by or (paid) by fund	Unrealized appreciation/ depreciation
Goldman Sachs	$570,181	5/3/2017	0.03%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at March 31, 2017
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$4,416,923	$195,723	$354,050	$8,232	$—	$4,684,057
TIAA-CREF Life Growth & Income	5,022,988	191,906	371,880	(1,886)	—	5,177,333
TIAA-CREF Life Large-Cap Value	4,623,160	173,829	326,441	(8,686)	—	4,638,526
TIAA-CREF Life Real Estate Securities	1,029,747	95,851	107,392	(10,256)	—	1,047,744
TIAA-CREF Life Small Cap Equity	1,007,691	61,546	57,999	316	—	1,041,917
TIAA-CREF Life Stock Index	4,024,156	172,856	286,766	10,280	—	4,137,237
TIAA-CREF Life International Equity	5,087,851	268,934	546,966	(30,584)	—	5,268,484
TIAA-CREF Life Bond	24,689,846	1,943,752	1,011,174	(55,667)	53	25,915,708
	$49,902,362	$3,104,397	$3,062,668	$(88,251)	$53	$51,911,006

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of March 31, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$58,723,480	$24,303,809	$(251,510)	$24,052,299
Growth & Income	97,034,492	36,717,292	(825,321)	35,891,971
Large-Cap Value	60,387,599	16,809,003	(1,544,408)	15,264,595
Real Estate Securities	57,007,438	16,554,759	(198,595)	16,356,164
Small-Cap Equity	45,032,797	11,240,417	(938,326)	10,302,091
Social Choice Equity	34,110,037	21,785,809	(931,203)	20,854,606
Stock Index	213,805,578	187,479,646	(7,130,422)	180,349,224
International Equity	89,697,358	11,601,136	(3,732,460)	7,868,676
Bond	185,143,710	2,035,794	(2,136,760)	(100,966)
Balanced	49,985,643	2,404,736	(479,373)	1,925,363

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: May 18, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 18, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 18, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer